UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-6200
Schwab Investments
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Marie Chandoha
Schwab Investments
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: August 31
Date of reporting period: May 31, 2013

Item 1. Schedule of Investments.

Schwab Investments
Schwab Short-Term Bond Market Fund™

Portfolio Holdings as of May 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

70.0%		U.S. Government and Government Agencies	293,906,331	295,241,034
7.2%		Foreign Securities	30,003,695	30,375,414
22.2%		Corporate Bonds	92,474,331	93,648,670
0.2%		Municipal Bonds	694,293	705,497
1.0%		Other Investment Company	4,024,711	4,024,711

100.6%		Total Investments	421,103,361	423,995,326
0.1%		Collateral Invested for Securities on Loan	278,240	278,240
(0	.7)%	Other Assets and Liabilities, Net		(2,752,153)

100.0%		Net Assets		421,521,413

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

U.S. Government and Government Agencies 70.0% of net assets

U.S. Government Agency Securities 9.2%
Fannie Mae
0.75%, 12/19/14	1,750,000	1,762,360
0.38%, 03/16/15	4,500,000	4,505,215
0.40%, 07/30/15 (b)	2,000,000	1,998,150
0.50%, 09/28/15	500,000	501,184
2.38%, 04/11/16	3,250,000	3,422,156
1.25%, 09/28/16	1,000,000	1,019,755
1.20%, 07/17/17 (b)	1,500,000	1,489,843
0.88%, 08/28/17	1,000,000	994,782
0.88%, 10/26/17	1,500,000	1,490,142
Federal Farm Credit Bank
0.37%, 06/11/14	750,000	750,049
0.55%, 08/17/15	1,000,000	1,001,430
4.88%, 12/16/15	150,000	166,811
Federal Home Loan Bank
5.50%, 08/13/14	2,000,000	2,128,052
0.33%, 08/15/14 (b)	1,000,000	1,000,395
0.25%, 02/20/15	1,500,000	1,498,296
4.88%, 05/17/17	1,500,000	1,734,030
1.00%, 06/21/17	1,000,000	1,004,015
Freddie Mac
0.50%, 04/17/15	1,000,000	1,003,582
1.75%, 09/10/15	500,000	515,470
0.45%, 01/15/16 (b)	1,000,000	999,010
2.50%, 05/27/16	2,000,000	2,112,684
2.00%, 08/25/16	2,000,000	2,087,604
1.00%, 03/08/17	1,000,000	1,006,685
1.00%, 06/29/17	1,750,000	1,751,806
2.00%, 08/14/17 (b)	2,000,000	2,005,944
0.88%, 03/07/18	1,000,000	989,175

		38,938,625

U.S. Treasury Obligations 60.8%
U.S. Treasury Bond
10.63%, 08/15/15	2,000,000	2,450,938
U.S. Treasury Notes
0.25%, 06/30/14	2,500,000	2,502,638
2.63%, 06/30/14	1,250,000	1,283,106
0.63%, 07/15/14	1,000,000	1,005,117
0.13%, 07/31/14	10,000,000	9,995,710
2.63%, 07/31/14	1,000,000	1,028,438
0.25%, 08/31/14	1,750,000	1,751,642
2.38%, 08/31/14	2,475,000	2,542,387
0.25%, 09/15/14	14,000,000	14,011,494
0.25%, 09/30/14	3,000,000	3,002,463
2.38%, 09/30/14	1,600,000	1,646,187
2.38%, 10/31/14	1,000,000	1,030,274
4.25%, 11/15/14	3,000,000	3,174,258
0.25%, 11/30/14	2,000,000	2,000,860
2.13%, 11/30/14	2,000,000	2,056,406
0.25%, 12/15/14	3,500,000	3,501,096
0.13%, 12/31/14	4,000,000	3,993,596
2.63%, 12/31/14	2,500,000	2,594,043
2.25%, 01/31/15	5,000,000	5,165,040
0.25%, 02/15/15	6,000,000	5,997,894
0.38%, 03/15/15	2,400,000	2,404,032
0.38%, 04/15/15	4,600,000	4,607,010
2.50%, 04/30/15	5,500,000	5,730,312
0.25%, 05/15/15	6,000,000	5,994,144
2.13%, 05/31/15	2,500,000	2,590,040
0.38%, 06/15/15	1,250,000	1,251,465
1.88%, 06/30/15	2,350,000	2,425,273
0.25%, 07/15/15	10,000,000	9,982,810
1.75%, 07/31/15	750,000	772,793
0.25%, 08/15/15	2,000,000	1,995,938
1.25%, 08/31/15	4,000,000	4,080,624
0.25%, 09/15/15	4,500,000	4,488,399
1.25%, 09/30/15	1,000,000	1,020,469
0.25%, 10/15/15	2,000,000	1,994,062
1.25%, 10/31/15	3,000,000	3,062,109
1.38%, 11/30/15	4,000,000	4,096,252
0.25%, 12/15/15	4,000,000	3,983,440
2.13%, 12/31/15	1,750,000	1,826,699
0.38%, 01/15/16	4,000,000	3,994,376
2.00%, 01/31/16	335,000	348,793
0.38%, 02/15/16	3,000,000	2,993,907
2.13%, 02/29/16	1,000,000	1,045,469
2.63%, 02/29/16	750,000	794,180
0.38%, 03/15/16	1,000,000	997,422
2.25%, 03/31/16	1,000,000	1,049,766
2.38%, 03/31/16	1,500,000	1,579,922
0.25%, 04/15/16	1,200,000	1,191,937
2.00%, 04/30/16	2,000,000	2,086,094
0.25%, 05/15/16	5,000,000	4,963,280

 1

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
1.75%, 05/31/16	4,000,000	4,145,312
3.25%, 05/31/16	1,000,000	1,081,016
1.50%, 06/30/16	3,500,000	3,601,993
1.50%, 07/31/16	1,100,000	1,132,141
1.00%, 08/31/16	4,500,000	4,558,711
3.00%, 08/31/16	1,000,000	1,077,344
1.00%, 09/30/16	2,000,000	2,025,470
3.13%, 10/31/16	4,500,000	4,878,985
4.63%, 11/15/16	3,500,000	3,975,233
2.75%, 11/30/16	2,500,000	2,680,078
3.25%, 12/31/16	7,500,000	8,183,205
1.00%, 03/31/17	5,000,000	5,046,095
0.88%, 04/30/17	4,500,000	4,517,226
3.13%, 04/30/17	600,000	654,656
0.63%, 05/31/17	9,000,000	8,937,423
0.75%, 06/30/17	2,000,000	1,993,906
0.50%, 07/31/17	5,000,000	4,928,125
2.38%, 07/31/17	1,000,000	1,063,203
0.63%, 08/31/17	7,000,000	6,928,362
0.63%, 09/30/17	3,500,000	3,459,533
0.75%, 10/31/17	2,000,000	1,985,626
0.63%, 11/30/17	3,500,000	3,452,421
2.25%, 11/30/17	1,500,000	1,588,125
0.75%, 12/31/17	6,500,000	6,438,048
0.88%, 01/31/18	4,750,000	4,726,991
0.75%, 02/28/18	1,250,000	1,235,840
0.75%, 03/31/18	1,000,000	987,344
0.63%, 04/30/18	3,000,000	2,941,641
1.00%, 05/31/18	4,000,000	3,993,752

		256,302,409

Total U.S. Government and Government Agencies
(Cost $293,906,331)		295,241,034

Foreign Securities 7.2% of net assets

Foreign Agencies 2.2%

Austria 0.1%
Oesterreichische Kontrollbank AG
1.13%, 07/06/15	200,000	202,612
1.75%, 10/05/15	300,000	308,186

		510,798

Canada 0.0%
Export Development Canada
2.25%, 05/28/15	200,000	207,522

Cayman Islands 0.1%
Petrobras International Finance Co.
7.75%, 09/15/14	100,000	107,730
2.88%, 02/06/15	300,000	304,752

		412,482

Germany 1.2%
Kreditanstalt Fuer Wiederaufbau
2.63%, 03/03/15 (d)	1,450,000	1,506,978
2.63%, 02/16/16 (d)	500,000	527,044
2.00%, 06/01/16 (d)	1,000,000	1,040,156
4.88%, 01/17/17 (d)	1,550,000	1,772,831

		4,847,009

Japan 0.2%
Japan Finance Corp.
2.88%, 02/02/15	300,000	312,081
2.25%, 07/13/16	400,000	418,735
Japan Finance Organization for Municipalities
5.00%, 05/16/17	200,000	229,765

		960,581

Mexico 0.1%
Petroleos Mexicanos
4.88%, 03/15/15	250,000	264,875

Netherlands 0.1%
Petrobras Global Finance BV
3.00%, 01/15/19	250,000	244,466

Norway 0.0%
Statoil A.S.A.
1.15%, 05/15/18	200,000	197,307

Republic of Korea 0.3%
Export-Import Bank of Korea
5.88%, 01/14/15	400,000	428,571
4.00%, 01/11/17	600,000	643,696
The Korea Development Bank
3.50%, 08/22/17	200,000	210,443

		1,282,710

Sweden 0.1%
Svensk Exportkredit AB
3.25%, 09/16/14	200,000	207,456
1.75%, 05/30/17	150,000	154,186

		361,642

		9,289,392

Foreign Local Government 0.7%

Canada 0.7%
Hydro Quebec
2.00%, 06/30/16	300,000	310,612
Province of British Columbia
2.85%, 06/15/15	300,000	314,526
Province of Manitoba
1.13%, 06/01/18	150,000	148,441
Province of Nova Scotia
5.13%, 01/26/17	250,000	287,097
Province of Ontario
4.10%, 06/16/14	600,000	623,019
1.88%, 09/15/15	550,000	568,317
2.30%, 05/10/16	300,000	313,423
3.15%, 12/15/17 (e)	350,000	378,852

		2,944,287

Sovereign 0.9%

Brazil 0.2%
Federative Republic of Brazil
7.88%, 03/07/15	300,000	337,500
6.00%, 01/17/17	750,000	854,250

		1,191,750

Canada 0.1%
Canada Government International Bond
0.88%, 02/14/17	300,000	301,233

Colombia 0.1%
Republic of Colombia
7.38%, 01/27/17	300,000	358,500

Italy 0.2%
Republic of Italy
3.13%, 01/26/15	500,000	513,055

2

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
4.75%, 01/25/16	100,000	106,386
5.38%, 06/12/17	300,000	330,481

		949,922

Mexico 0.1%
United Mexican States
6.63%, 03/03/15	450,000	491,175

Panama 0.1%
Republic of Panama
7.25%, 03/15/15	250,000	277,375

Republic of Korea 0.1%
Republic of Korea
5.13%, 12/07/16	250,000	282,374

		3,852,329

Supranational 3.4%
African Development Bank
6.88%, 10/15/15	250,000	280,355
Asian Development Bank
2.63%, 02/09/15	650,000	674,900
2.50%, 03/15/16	250,000	263,427
Corp. Andina de Fomento S.A.
5.75%, 01/12/17	100,000	113,398
Council of Europe Development Bank
1.50%, 02/22/17	400,000	408,569
European Bank for Reconstruction & Development
1.63%, 09/03/15	200,000	205,254
1.00%, 02/16/17	600,000	604,062
European Investment Bank
3.13%, 06/04/14	1,400,000	1,438,870
2.88%, 01/15/15	1,000,000	1,038,811
1.63%, 09/01/15	300,000	307,369
4.88%, 02/16/16	600,000	668,462
2.25%, 03/15/16	750,000	783,154
2.50%, 05/16/16	350,000	368,939
5.13%, 09/13/16	350,000	399,025
4.88%, 01/17/17	900,000	1,027,314
1.75%, 03/15/17	1,000,000	1,031,425
Inter-American Development Bank
0.88%, 03/15/18	1,250,000	1,234,950
International Bank for Reconstruction & Development
2.13%, 03/15/16	750,000	783,299
0.88%, 04/17/17	1,200,000	1,203,314
International Finance Corp.
2.25%, 04/11/16	200,000	209,473
2.13%, 11/17/17	550,000	576,349
Nordic Investment Bank
2.50%, 07/15/15	400,000	416,855
1.00%, 03/07/17	250,000	251,832

		14,289,406

Total Foreign Securities
(Cost $30,003,695)		30,375,414

Corporate Bonds 22.2% of net assets

Finance 10.1%

Banking 7.5%
Abbey National Treasury Services PLC
4.00%, 04/27/16	250,000	267,768
American Express Centurion Bank
6.00%, 09/13/17	250,000	294,438
American Express Co.
6.80%, 09/01/66 (a)(b)	200,000	219,250
American Express Credit Corp.
5.13%, 08/25/14	500,000	527,790
2.38%, 03/24/17	300,000	310,894
Bank of America Corp.
1.50%, 10/09/15	500,000	503,166
6.50%, 08/01/16	125,000	143,015
3.88%, 03/22/17	250,000	267,422
6.00%, 09/01/17	750,000	865,010
5.75%, 12/01/17	1,000,000	1,146,293
2.00%, 01/11/18	250,000	248,028
Bank of Nova Scotia
3.40%, 01/22/15	275,000	287,313
2.05%, 10/07/15	300,000	308,565
Bank One Corp.
4.90%, 04/30/15	300,000	320,669
Barclays Bank PLC
5.20%, 07/10/14	700,000	734,405
BB&T Corp.
5.20%, 12/23/15	175,000	192,736
4.90%, 06/30/17	250,000	278,186
BNP Paribas S.A.
3.60%, 02/23/16	500,000	528,912
Canadian Imperial Bank of Commerce
2.35%, 12/11/15	200,000	207,836
Capital One Financial Corp.
2.15%, 03/23/15	350,000	357,002
6.75%, 09/15/17	200,000	241,027
Citigroup, Inc.
6.38%, 08/12/14	650,000	691,201
5.00%, 09/15/14	900,000	941,751
4.70%, 05/29/15	200,000	213,985
1.25%, 01/15/16	100,000	99,918
4.45%, 01/10/17	500,000	547,207
6.00%, 08/15/17	500,000	579,606
Credit Suisse USA, Inc.
5.13%, 08/15/15	500,000	547,344
Deutsche Bank AG
3.45%, 03/30/15	250,000	261,991
3.25%, 01/11/16	300,000	316,628
Fifth Third Bancorp
3.63%, 01/25/16	300,000	318,822
HSBC USA, Inc.
1.63%, 01/16/18	200,000	198,622
JPMorgan Chase & Co.
5.25%, 05/01/15	750,000	807,712
3.45%, 03/01/16	100,000	106,038
3.15%, 07/05/16	300,000	316,327
2.00%, 08/15/17	500,000	505,820
6.00%, 01/15/18	400,000	467,231
1.80%, 01/25/18	350,000	348,589
KeyCorp
3.75%, 08/13/15	250,000	265,547
Lloyds TSB Bank PLC
4.20%, 03/28/17	150,000	163,725
Merrill Lynch & Co., Inc.
6.05%, 05/16/16	850,000	944,888
6.88%, 04/25/18	400,000	476,981
Morgan Stanley
5.38%, 10/15/15	1,000,000	1,089,420
1.75%, 02/25/16	750,000	751,743
6.25%, 08/28/17	800,000	923,829

 3

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
National Australia Bank Ltd.
1.60%, 08/07/15	250,000	254,568
PNC Funding Corp.
4.25%, 09/21/15	500,000	538,719
Rabobank Nederland
3.38%, 01/19/17	150,000	159,654
Regions Financial Corp.
2.00%, 05/15/18 (b)	250,000	245,120
Royal Bank of Canada
1.15%, 03/13/15	250,000	252,533
2.63%, 12/15/15	300,000	314,251
Royal Bank of Scotland Group PLC
2.55%, 09/18/15	500,000	513,857
State Street Corp.
2.88%, 03/07/16	200,000	211,388
Svenska Handelsbanken AB
2.88%, 04/04/17	300,000	315,858
The Bank of New York Mellon Corp.
1.97%, 06/20/17 (a)	500,000	511,319
The Bear Stearns Cos. LLC
5.55%, 01/22/17	500,000	560,895
6.40%, 10/02/17	750,000	887,382
The Goldman Sachs Group, Inc.
5.35%, 01/15/16	300,000	330,014
5.95%, 01/18/18	1,000,000	1,154,273
6.15%, 04/01/18	1,000,000	1,163,767
Toronto-Dominion Bank
2.50%, 07/14/16	250,000	261,197
UBS AG
5.88%, 12/20/17	175,000	205,371
5.75%, 04/25/18	100,000	117,886
Union Bank NA
3.00%, 06/06/16	250,000	263,673
US Bancorp
1.65%, 05/15/17 (b)	300,000	304,044
Wells Fargo & Co.
4.75%, 02/09/15	600,000	638,632
5.75%, 05/16/16	300,000	339,576
5.13%, 09/15/16	250,000	280,052
5.63%, 12/11/17	1,000,000	1,166,108
Westpac Banking Corp.
4.20%, 02/27/15	500,000	531,112

		31,655,899

Brokerage 0.2%
BlackRock, Inc.
3.50%, 12/10/14	200,000	209,022
Jefferies Group, Inc.
5.88%, 06/08/14	200,000	211,500
5.50%, 03/15/16	65,000	71,500
Nomura Holdings, Inc.
5.00%, 03/04/15	200,000	213,476
TD Ameritrade Holding Co.
4.15%, 12/01/14	150,000	157,686

		863,184

Finance Company 0.7%
GATX Corp.
4.75%, 05/15/15	150,000	158,402
General Electric Capital Corp.
2.15%, 01/09/15	1,000,000	1,023,833
2.30%, 04/27/17	1,200,000	1,236,130
5.63%, 05/01/18	100,000	117,208
HSBC Finance Corp.
5.00%, 06/30/15	300,000	323,069
5.50%, 01/19/16	150,000	165,769

		3,024,411

Insurance 1.1%
ACE INA Holdings, Inc.
5.70%, 02/15/17	350,000	403,572
American International Group, Inc.
3.00%, 03/20/15	100,000	103,623
2.38%, 08/24/15	100,000	102,399
5.05%, 10/01/15	100,000	109,130
4.88%, 09/15/16	200,000	221,697
5.85%, 01/16/18	150,000	173,066
Berkshire Hathaway Finance Corp.
4.85%, 01/15/15	500,000	535,148
Cigna Corp.
2.75%, 11/15/16	250,000	263,452
5.38%, 03/15/17	100,000	112,525
CNA Financial Corp.
6.50%, 08/15/16	150,000	171,323
Genworth Holdings, Inc.
4.95%, 10/01/15	250,000	267,265
Hartford Financial Services Group, Inc.
5.38%, 03/15/17	500,000	563,210
ING US, Inc.
2.90%, 02/15/18	500,000	509,664
The Chubb Corp.
6.38%, 03/29/67 (a)(b)	100,000	113,000
The Travelers Co., Inc.
5.50%, 12/01/15	400,000	447,238
UnitedHealth Group, Inc.
1.40%, 10/15/17	350,000	349,983
WellPoint, Inc.
5.25%, 01/15/16	100,000	110,483

		4,556,778

Other Financial 0.1%
ORIX Corp.
4.71%, 04/27/15	150,000	158,308

Real Estate Investment Trust 0.5%
AvalonBay Communities, Inc.
5.70%, 03/15/17	250,000	287,017
Health Care REIT, Inc.
3.63%, 03/15/16	475,000	503,261
ProLogis LP
7.63%, 08/15/14	500,000	541,800
Simon Property Group LP
5.10%, 06/15/15	350,000	380,767
5.25%, 12/01/16 (b)	300,000	339,013
2.15%, 09/15/17 (b)	150,000	153,554

		2,205,412

		42,463,992

Industrial 10.6%

Basic Industry 0.8%
Airgas, Inc.
1.65%, 02/15/18 (b)	250,000	247,303
Alcoa, Inc.
5.55%, 02/01/17 (e)	150,000	162,543
Barrick Gold Corp.
2.50%, 05/01/18 (c)	250,000	247,023
BHP Billiton Finance (USA) Ltd.
1.00%, 02/24/15	400,000	403,385
1.63%, 02/24/17	100,000	101,099

4

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Domtar Corp.
10.75%, 06/01/17	75,000	95,526
EI Du Pont de Nemours & Co.
5.25%, 12/15/16	250,000	286,438
Freeport-McMoRan Copper & Gold, Inc.
1.40%, 02/13/15	100,000	100,710
International Paper Co.
5.30%, 04/01/15	150,000	161,403
Monsanto Co.
2.75%, 04/15/16	200,000	210,531
Rio Tinto Finance USA Ltd.
1.88%, 11/02/15	150,000	153,386
Rio Tinto Finance USA PLC
1.13%, 03/20/15	250,000	251,136
The Dow Chemical Co.
5.90%, 02/15/15	500,000	542,869
Vale Overseas Ltd.
6.25%, 01/23/17	300,000	342,164

		3,305,516

Capital Goods 1.0%
3M Co.
1.38%, 09/29/16	150,000	152,906
Bemis Co., Inc.
5.65%, 08/01/14	50,000	52,649
Boeing Capital Corp.
2.13%, 08/15/16 (b)	100,000	103,587
Caterpillar Financial Services Corp.
1.25%, 11/06/17	750,000	745,161
CRH America, Inc.
6.00%, 09/30/16	75,000	85,150
Eaton Corp.
0.95%, 11/02/15	200,000	200,119
1.50%, 11/02/17	150,000	148,535
5.60%, 05/15/18	150,000	173,836
Emerson Electric Co.
5.00%, 12/15/14	200,000	213,284
General Dynamics Corp.
2.25%, 07/15/16	100,000	104,157
General Electric Co.
0.85%, 10/09/15	100,000	100,290
5.25%, 12/06/17	400,000	462,601
John Deere Capital Corp.
5.50%, 04/13/17	150,000	172,447
2.80%, 09/18/17	350,000	370,296
Lockheed Martin Corp.
2.13%, 09/15/16	100,000	102,957
Northrop Grumman Corp.
3.70%, 08/01/14	225,000	233,351
The Boeing Co.
0.95%, 05/15/18	250,000	243,575
United Technologies Corp.
1.80%, 06/01/17	300,000	306,271
Waste Management, Inc.
6.38%, 03/11/15	100,000	109,471

		4,080,643

Communications 1.7%
America Movil, S.A.B. de CV
3.63%, 03/30/15	150,000	156,842
2.38%, 09/08/16	250,000	257,961
AT&T, Inc.
2.50%, 08/15/15	400,000	414,627
0.90%, 02/12/16	300,000	299,587
2.40%, 08/15/16	200,000	207,933
1.40%, 12/01/17	400,000	397,390
5.50%, 02/01/18	250,000	292,943
British Telecommunications PLC
2.00%, 06/22/15	100,000	102,442
Comcast Corp.
6.50%, 01/15/17	100,000	118,164
6.30%, 11/15/17	350,000	421,783
COX Communications, Inc.
5.50%, 10/01/15	100,000	110,632
Deutsche Telekom International Finance BV
4.88%, 07/08/14	200,000	209,007
DIRECTV Holdings LLC
4.75%, 10/01/14	100,000	105,055
3.13%, 02/15/16	300,000	314,839
France Telecom S.A.
4.38%, 07/08/14	200,000	207,365
NBCUniversal Media LLC
3.65%, 04/30/15	350,000	369,857
News America, Inc.
5.30%, 12/15/14	100,000	106,922
Omnicom Group, Inc.
5.90%, 04/15/16	150,000	168,944
Qwest Corp.
7.50%, 10/01/14	200,000	216,765
Telecom Italia Capital S.A.
6.18%, 06/18/14	150,000	156,826
Telefonica Emisiones S.A.U.
4.95%, 01/15/15	500,000	527,606
3.99%, 02/16/16	275,000	288,098
Time Warner Cable, Inc.
3.50%, 02/01/15	100,000	104,090
5.85%, 05/01/17	150,000	172,865
Verizon Communications, Inc.
0.70%, 11/02/15	250,000	249,256
2.00%, 11/01/16	200,000	205,444
5.50%, 04/01/17	200,000	229,356
Vodafone Group PLC
4.15%, 06/10/14	175,000	180,823
2.88%, 03/16/16	225,000	235,829
5.63%, 02/27/17	250,000	285,574

		7,114,825

Consumer Cyclical 1.6%
Amazon.com, Inc.
1.20%, 11/29/17	100,000	98,614
CVS Caremark Corp.
4.88%, 09/15/14	100,000	105,452
5.75%, 06/01/17	175,000	203,833
Daimler Finance North America LLC
2.30%, 01/09/15	100,000	101,931
eBay, Inc.
1.63%, 10/15/15	125,000	128,014
1.35%, 07/15/17	150,000	150,113
Ford Motor Credit Co. LLC
3.88%, 01/15/15	250,000	259,393
3.00%, 06/12/17	250,000	256,768
6.63%, 08/15/17	700,000	814,847
5.00%, 05/15/18	550,000	607,249
Lowe’s Cos., Inc.
5.00%, 10/15/15	100,000	110,039
Macy’s Retail Holdings, Inc.
5.75%, 07/15/14	425,000	447,855
Marriott International, Inc.
6.20%, 06/15/16	150,000	169,448
McDonald’s Corp.
5.30%, 03/15/17	100,000	114,455

 5

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Nordstrom, Inc.
6.25%, 01/15/18	200,000	237,152
Starwood Hotels & Resorts Worldwide, Inc.
6.75%, 05/15/18	150,000	182,113
Target Corp.
5.88%, 07/15/16	150,000	172,782
The Home Depot, Inc.
5.40%, 03/01/16	300,000	337,290
The Walt Disney Co.
0.88%, 12/01/14	150,000	151,157
1.35%, 08/16/16	150,000	152,446
Time Warner, Inc.
3.15%, 07/15/15	350,000	366,693
Toyota Motor Credit Corp.
0.88%, 07/17/15	200,000	200,965
2.80%, 01/11/16	300,000	315,153
Viacom, Inc.
1.25%, 02/27/15	100,000	100,590
2.50%, 12/15/16	150,000	155,912
Wal-Mart Stores, Inc.
4.50%, 07/01/15	300,000	324,609
2.80%, 04/15/16	100,000	105,727
5.38%, 04/05/17	200,000	231,099
Yum! Brands, Inc.
6.25%, 03/15/18	155,000	183,618

		6,785,317

Consumer Non-Cyclical 2.8%
AbbVie, Inc.
1.75%, 11/06/17 (c)	500,000	498,918
Actavis, Inc.
1.88%, 10/01/17	500,000	497,193
Altria Group, Inc.
4.13%, 09/11/15	100,000	107,137
AmerisourceBergen Corp.
5.88%, 09/15/15	150,000	166,515
Amgen, Inc.
4.85%, 11/18/14	200,000	212,111
2.50%, 11/15/16	200,000	208,457
2.13%, 05/15/17	150,000	153,224
Anheuser-Busch InBev Worldwide, Inc.
4.13%, 01/15/15	150,000	158,228
1.38%, 07/15/17	700,000	699,273
Baxter International, Inc.
4.63%, 03/15/15	100,000	106,783
Boston Scientific Corp.
4.50%, 01/15/15	250,000	264,051
Bottling Group LLC
5.50%, 04/01/16	150,000	168,726
Bunge Ltd Finance Corp.
3.20%, 06/15/17	250,000	258,988
Coca-Cola Enterprises, Inc.
2.13%, 09/15/15	150,000	153,876
Colgate-Palmolive Co.
2.63%, 05/01/17	250,000	262,856
ConAgra Foods, Inc.
1.30%, 01/25/16	250,000	251,739
Diageo Capital PLC
1.13%, 04/29/18	350,000	343,153
Express Scripts Holding Co.
2.10%, 02/12/15	250,000	255,325
2.65%, 02/15/17	850,000	882,162
Genentech, Inc.
4.75%, 07/15/15	150,000	162,724
General Mills, Inc.
5.70%, 02/15/17	350,000	403,026
Gilead Sciences Inc
3.05%, 12/01/16	150,000	159,815
GlaxoSmithKline Capital PLC
0.75%, 05/08/15	200,000	201,168
Kellogg Co.
4.45%, 05/30/16	100,000	109,499
Lorillard Tobacco Co.
2.30%, 08/21/17	100,000	100,435
Mattel, Inc.
2.50%, 11/01/16	100,000	103,876
McKesson Corp.
3.25%, 03/01/16	250,000	265,703
5.70%, 03/01/17	150,000	172,459
Medtronic, Inc.
2.63%, 03/15/16	100,000	104,631
Merck & Co, Inc.
1.30%, 05/18/18	450,000	445,059
Mondelez International, Inc.
4.13%, 02/09/16	300,000	323,944
6.50%, 08/11/17	300,000	356,017
Novartis Capital Corp.
2.90%, 04/24/15	150,000	156,677
PepsiCo, Inc.
2.50%, 05/10/16	200,000	209,578
1.25%, 08/13/17	100,000	99,630
Pfizer, Inc.
5.35%, 03/15/15	200,000	216,307
Philip Morris International, Inc.
1.13%, 08/21/17	150,000	148,251
Procter & Gamble Co.
4.95%, 08/15/14	200,000	210,968
1.80%, 11/15/15	250,000	257,299
Reynolds American, Inc.
1.05%, 10/30/15	100,000	100,296
7.63%, 06/01/16	43,000	50,917
Safeway, Inc.
3.40%, 12/01/16	75,000	78,516
6.35%, 08/15/17	200,000	230,291
Sanofi
1.25%, 04/10/18	200,000	197,291
Sanofi-Aventis S.A.
2.63%, 03/29/16	250,000	262,573
Teva Pharmaceutical Finance III LLC
3.00%, 06/15/15	250,000	261,066
The Coca Cola Co.
1.15%, 04/01/18	250,000	247,197
Thermo Fisher Scientific, Inc.
2.25%, 08/15/16	250,000	255,730
Unilever Capital Corp.
0.45%, 07/30/15	150,000	149,690
0.85%, 08/02/17	100,000	98,420
Zoetis, Inc.
1.15%, 02/01/16	250,000	250,770

		12,038,538

Energy 1.2%
Anadarko Petroleum Corp.
5.95%, 09/15/16	200,000	228,137
Apache Corp.
1.75%, 04/15/17	200,000	202,462
BP Capital Markets PLC
3.13%, 10/01/15	400,000	421,779
3.20%, 03/11/16	100,000	105,982

6

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
1.85%, 05/05/17	300,000	304,150
1.38%, 05/10/18	100,000	98,278
Canadian Natural Resources Ltd.
1.45%, 11/14/14	200,000	201,787
Ensco PLC
3.25%, 03/15/16	150,000	158,662
Marathon Oil Corp.
0.90%, 11/01/15	250,000	249,911
Marathon Petroleum Corp.
3.50%, 03/01/16	100,000	106,116
Occidental Petroleum Corp.
1.50%, 02/15/18 (b)	350,000	349,824
Petrohawk Energy Corp.
7.88%, 06/01/15 (b)	250,000	255,563
7.25%, 08/15/18 (b)	250,000	278,438
Shell International Finance BV
3.10%, 06/28/15	300,000	316,027
5.20%, 03/22/17	150,000	172,258
Total Capital S.A.
3.00%, 06/24/15	250,000	262,354
2.30%, 03/15/16	100,000	103,910
1.50%, 02/17/17	350,000	352,000
Transocean, Inc.
2.50%, 10/15/17	500,000	505,137
6.00%, 03/15/18	100,000	114,786
Valero Energy Corp.
6.13%, 06/15/17	200,000	234,899

		5,022,460

Technology 1.3%
Apple, Inc.
0.45%, 05/03/16	150,000	149,085
1.00%, 05/03/18	350,000	343,852
Arrow Electronics, Inc.
3.00%, 03/01/18	350,000	356,021
Cisco Systems, Inc.
2.90%, 11/17/14	100,000	103,574
5.50%, 02/22/16	200,000	225,172
Fiserv, Inc.
6.80%, 11/20/17	400,000	474,715
Hewlett-Packard Co.
2.63%, 12/09/14	200,000	204,725
2.35%, 03/15/15	400,000	408,669
2.60%, 09/15/17	150,000	152,674
Intel Corp.
1.35%, 12/15/17	150,000	149,208
International Business Machines Corp.
1.25%, 02/06/17	900,000	901,575
Microsoft Corp.
1.63%, 09/25/15	250,000	256,584
1.00%, 05/01/18	150,000	147,931
NetApp, Inc.
2.00%, 12/15/17	250,000	247,419
Oracle Corp.
5.25%, 01/15/16	250,000	278,950
5.75%, 04/15/18	300,000	357,672
Texas Instruments, Inc.
2.38%, 05/16/16	150,000	156,948
Xerox Corp.
4.25%, 02/15/15	450,000	472,908
2.95%, 03/15/17	150,000	153,993

		5,541,675

Transportation 0.2%
CSX Corp.
6.25%, 04/01/15	250,000	274,859
5.60%, 05/01/17	100,000	114,753
Ryder System, Inc.
3.15%, 03/02/15	300,000	310,445
Southwest Airlines Co.
5.13%, 03/01/17	200,000	220,041

		920,098

		44,809,072

Utilities 1.5%

Electric 0.9%
CMS Energy Corp.
5.05%, 02/15/18	150,000	169,959
Consumers Energy Co.
5.50%, 08/15/16	150,000	171,453
Dominion Resources, Inc.
5.15%, 07/15/15	400,000	436,040
Duke Energy Corp.
1.63%, 08/15/17	700,000	700,391
Edison International
3.75%, 09/15/17	300,000	322,808
Exelon Corp.
4.90%, 06/15/15	400,000	431,278
Firstenergy Corp.
2.75%, 03/15/18 (b)	500,000	501,300
NextEra Energy Capital Holdings, Inc.
7.88%, 12/15/15	150,000	175,368
Pacific Gas & Electric Co.
5.63%, 11/30/17	200,000	235,844
PPL Energy Supply LLC
6.20%, 05/15/16	150,000	169,387
PSEG Power LLC
5.50%, 12/01/15	200,000	221,312
The Southern Co.
2.38%, 09/15/15	350,000	362,456

		3,897,596

Natural Gas 0.6%
Energy Transfer Partners LP
5.95%, 02/01/15	200,000	215,437
6.13%, 02/15/17	200,000	228,380
Enterprise Products Operating LLC
5.60%, 10/15/14	150,000	159,715
5.00%, 03/01/15	400,000	427,975
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	400,000	473,977
Plains All American Pipeline LP
3.95%, 09/15/15	150,000	160,448
Sempra Energy
6.50%, 06/01/16	200,000	230,825
TransCanada PipeLines Ltd.
3.40%, 06/01/15	100,000	105,273
Williams Partners LP
7.25%, 02/01/17	400,000	475,980

		2,478,010

		6,375,606

Total Corporate Bonds
(Cost $92,474,331)		93,648,670

 7

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Municipal Bonds 0.2% of net assets

Fixed-Rate Obligations 0.2%
California
GO Bonds
3.95%, 11/01/15	350,000	377,261
Illinois
GO Bonds
4.42%, 01/01/15	50,000	52,549
GO Bonds Series 2011
5.37%, 03/01/17	250,000	275,687

Total Municipal Bonds
(Cost $694,293)		705,497

	Number	Value
Security	of Shares	($)

Other Investment Company 1.0% of net assets

Money Market Fund 1.0%
State Street Institutional U.S. Government Money Market Fund	4,024,711	4,024,711

Total Other Investment Company
(Cost $4,024,711)		4,024,711

End of Investments.

Collateral Invested for Securities on Loan 0.1% of net assets

State Street Institutional U.S. Government Money Market Fund	278,240	278,240

Total Collateral Invested for Securities on Loan
(Cost $278,240)		278,240

End of Collateral Invested for Securities on Loan

At 05/31/13, the tax basis cost of the fund’s investments was $421,215,475, and the unrealized appreciation and depreciation were $3,610,199 and ($830,348), respectively, with a net unrealized appreciation of $2,779,851.

(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $745,941 or 0.2% of net assets.
(d)	Guaranteed by the Republic of Germany.
(e)	All or a portion of this security is on loan.

GO —	General obligation
REIT —	Real Estate Investment Trust

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon

8

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

 9

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

U.S. Government and Government Agencies[1]	$—	$295,241,034	$—	$295,241,034
Foreign Securities[1]	—	30,375,414	—	30,375,414
Corporate Bonds[1]	—	93,648,670	—	93,648,670
Municipal Bonds[1]	—	705,497	—	705,497
Other Investment Company[1]	4,024,711	—	—	4,024,711

Total	$4,024,711	$419,970,615	$—	$423,995,326

Other Financial Instruments
Collateral Invested for Securities on Loan	$278,240	$—	$—	$278,240

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2013.

REG406016MAY13

10

Schwab Investments
Schwab Intermediate-Term Bond Fund™

Portfolio Holdings as of May 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

20.7%		Corporate Bonds	77,164,065	78,370,207
0.2%		Asset-Backed Obligations	1,006,743	1,004,892
38.8%		Mortgage-Backed Securities	145,315,472	146,996,906
2.3%		Commercial Mortgage Backed Securities	8,061,280	8,674,631
42.8%		U.S. Government and Government Agencies	160,926,217	162,338,664
3.9%		Foreign Securities	14,694,703	14,932,916
0.3%		Preferred Stock	1,103,170	1,104,775
0.4%		Other Investment Company	1,456,566	1,456,566

109.4%		Total Investments	409,728,216	414,879,557
(3	.4)%	TBA Sale Commitments	(13,031,094)	(12,976,956)
(6	.0)%	Other Assets and Liabilities, Net		(22,819,846)

100.0%		Net Assets		379,082,755

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Corporate Bonds 20.7% of net assets

Finance 8.8%

Banking 5.6%
American Express Co.
5.50%, 09/12/16	500,000	566,789
ANZ New Zealand Int’l Ltd.
1.13%, 03/24/16 (c)	250,000	249,745
Bank of America Corp.
5.63%, 10/14/16	500,000	563,576
7.63%, 06/01/19	500,000	630,562
5.00%, 05/13/21	250,000	277,346
BNP Paribas S.A.
3.60%, 02/23/16	300,000	317,347
Capital One Financial Corp.
7.38%, 05/23/14	750,000	797,836
1.00%, 11/06/15	500,000	497,207
Citigroup, Inc.
1.73%, 01/13/14 (a)	500,000	503,411
5.00%, 09/15/14	1,250,000	1,307,987
1.25%, 01/15/16	600,000	599,506
3.50%, 05/15/23	500,000	471,193
Deutsche Bank Financial LLC
5.38%, 03/02/15	250,000	266,700
Fifth Third Bancorp
3.63%, 01/25/16	100,000	106,274
JPMorgan Chase & Co.
3.70%, 01/20/15	700,000	732,065
6.00%, 01/15/18	750,000	876,058
3.38%, 05/01/23	100,000	95,203
Manufacturers & Traders Trust Co.
5.63%, 12/01/21 (a)(b)	500,000	518,750
Merrill Lynch & Co., Inc.
5.00%, 01/15/15	500,000	529,353
6.88%, 04/25/18	500,000	596,226
Morgan Stanley
4.75%, 04/01/14	1,575,000	1,618,591
5.50%, 07/24/20	1,000,000	1,130,338
3.75%, 02/25/23	100,000	99,391
4.10%, 05/22/23	250,000	239,997
Nordea Bank AB
0.74%, 05/13/16 (a)(c)	1,000,000	1,000,157
Rabobank Nederland
2.13%, 10/13/15	300,000	309,221
3.95%, 11/09/22	500,000	498,624
Regions Financial Corp.
2.00%, 05/15/18 (b)	150,000	147,072
Royal Bank of Scotland Group PLC
5.00%, 11/12/13	225,000	228,994
2.55%, 09/18/15	250,000	256,928
Santander Holdings USA, Inc.
4.63%, 04/19/16	100,000	107,052
Skandinaviska Enskilda Banken AB
1.75%, 03/19/18 (c)	500,000	498,420
The Bear Stearns Cos. LLC
5.30%, 10/30/15	500,000	549,093
7.25%, 02/01/18	250,000	305,802
The Goldman Sachs Group, Inc.
1.28%, 07/29/13 (a)	100,000	100,140
3.30%, 05/03/15	250,000	260,106
5.35%, 01/15/16	500,000	550,023
3.63%, 02/07/16	500,000	529,181
5.63%, 01/15/17	250,000	277,988
6.15%, 04/01/18	250,000	290,942
Wells Fargo & Co.
5.63%, 12/11/17	500,000	583,054
4.60%, 04/01/21	500,000	561,505
3.45%, 02/13/23	500,000	490,480

		21,136,233

Brokerage 0.1%
Nomura Holdings, Inc.
5.00%, 03/04/15	300,000	320,214

Finance Company 0.9%
General Electric Capital Corp.
0.41%, 06/20/13 (a)	1,300,000	1,300,048
5.63%, 05/01/18	500,000	586,041
HSBC Finance Corp.
0.53%, 01/15/14 (a)	500,000	499,773
International Lease Finance Corp.
2.22%, 06/15/16 (a)	1,000,000	1,010,000

		3,395,862

 1

 Schwab Intermediate-Term Bond Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Insurance 1.4%
American International Group, Inc.
2.38%, 08/24/15	600,000	614,392
Berkshire Hathaway Finance Corp.
5.40%, 05/15/18	500,000	588,645
Cigna Corp.
5.13%, 06/15/20	500,000	570,098
CNA Financial Corp.
5.88%, 08/15/20	250,000	293,273
Genworth Financial, Inc.
6.15%, 11/15/66 (a)(b)	500,000	471,875
ING US, Inc.
2.90%, 02/15/18	1,000,000	1,019,328
Liberty Mutual Group, Inc.
5.75%, 03/15/14 (c)	1,000,000	1,031,598
Nationwide Financial Services, Inc.
5.63%, 02/13/15	350,000	372,918
The Chubb Corp.
6.38%, 03/29/67 (a)(b)	100,000	113,000
UnitedHealth Group, Inc.
2.75%, 02/15/23 (b)	250,000	242,001

		5,317,128

Real Estate Investment Trust 0.8%
Kilroy Realty LP
6.63%, 06/01/20	500,000	593,232
Piedmont Operating Partnership LP
3.40%, 06/01/23 (b)(c)	750,000	723,106
ProLogis LP
4.50%, 08/15/17	750,000	817,759
Simon Property Group LP
2.80%, 01/30/17 (b)	300,000	313,288
Ventas Realty LP
3.25%, 08/15/22 (b)	100,000	98,056
WEA Finance LLC / WT Finance Aust Pty Ltd.
3.38%, 10/03/22 (b)	500,000	503,561

		3,049,002

		33,218,439

Industrial 10.3%

Basic Industry 1.2%
Barrick Gold Corp.
2.50%, 05/01/18 (c)	600,000	592,854
4.10%, 05/01/23 (c)	650,000	619,125
Carpenter Technology Corp.
4.45%, 03/01/23 (b)	500,000	506,365
Glencore Funding LLC
1.43%, 05/27/16 (a)(c)	1,000,000	999,300
The Dow Chemical Co.
4.25%, 11/15/20 (b)	800,000	879,709
Xstrata Finance Canada Ltd.
2.85%, 11/10/14 (c)	100,000	102,225
1.80%, 10/23/15	1,000,000	1,008,751

		4,708,329

Capital Goods 0.9%
Caterpillar Financial Services Corp.
0.70%, 11/06/15	500,000	500,659
Eaton Corp.
0.95%, 11/02/15	100,000	100,059
2.75%, 11/02/22	750,000	729,606
General Electric Co.
0.85%, 10/09/15	500,000	501,449
5.25%, 12/06/17	500,000	578,250
John Deere Capital Corp.
2.95%, 03/09/15	350,000	364,858
L-3 Communications Corp.
5.20%, 10/15/19	250,000	279,920
The Boeing Co.
4.88%, 02/15/20	250,000	290,818

		3,345,619

Communications 1.5%
America Movil, S.A.B. de CV
2.38%, 09/08/16	750,000	773,882
AT&T, Inc.
0.88%, 02/13/15	750,000	752,261
British Telecommunications PLC
2.00%, 06/22/15	100,000	102,442
Comcast Corp.
5.88%, 02/15/18	750,000	895,513
DIRECTV Holdings LLC
3.55%, 03/15/15	250,000	261,135
NBCUniversal Media LLC
1.97%, 04/15/19 (c)	500,000	499,797
4.38%, 04/01/21	750,000	838,306
Rogers Communications, Inc.
3.00%, 03/15/23 (b)	350,000	341,130
Telefonica Emisiones S.A.U.
4.95%, 01/15/15	250,000	263,803
5.88%, 07/15/19	250,000	279,617
Verizon Communications, Inc.
0.70%, 11/02/15	500,000	498,512
2.45%, 11/01/22 (b)	100,000	93,754

		5,600,152

Consumer Cyclical 1.2%
Ford Motor Credit Co. LLC
1.53%, 05/09/16 (a)	1,000,000	1,005,025
6.63%, 08/15/17	265,000	308,478
4.25%, 09/20/22	250,000	257,442
Hyundai Capital America
1.63%, 10/02/15	500,000	503,764
International Game Technology
5.50%, 06/15/20	100,000	107,179
Macy’s Retail Holdings, Inc.
5.90%, 12/01/16	213,000	245,039
QVC, Inc.
5.13%, 07/02/22	500,000	535,169
The Gap, Inc.
5.95%, 04/12/21 (b)	1,000,000	1,162,798
Time Warner, Inc.
3.15%, 07/15/15	250,000	261,923
Viacom, Inc.
3.88%, 12/15/21	150,000	157,104

		4,543,921

Consumer Non-Cyclical 2.4%
Actavis, Inc.
1.88%, 10/01/17	1,000,000	994,386
3.25%, 10/01/22 (b)	500,000	492,266
AmerisourceBergen Corp.
4.88%, 11/15/19	500,000	569,918
Anheuser-Busch InBev Worldwide, Inc.
1.38%, 07/15/17	700,000	699,273
Boston Scientific Corp.
5.13%, 01/12/17	250,000	277,196
6.00%, 01/15/20	150,000	174,988
Diageo Capital PLC
1.13%, 04/29/18	250,000	245,109

2

 Schwab Intermediate-Term Bond Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
2.63%, 04/29/23 (b)	500,000	480,499
Express Scripts Holding Co.
2.10%, 02/12/15	250,000	255,325
Kraft Foods Group, Inc.
5.38%, 02/10/20	523,000	609,887
Lorillard Tobacco Co.
2.30%, 08/21/17	350,000	351,521
Mondelez International, Inc.
5.38%, 02/10/20	477,000	554,025
Mylan, Inc.
7.88%, 07/15/20 (b)(c)	1,000,000	1,162,714
PepsiCo, Inc.
7.90%, 11/01/18	107,000	140,081
Reynolds American, Inc.
1.05%, 10/30/15	350,000	351,037
Safeway, Inc.
6.35%, 08/15/17	500,000	575,727
3.95%, 08/15/20	500,000	510,507
Thermo Fisher Scientific, Inc.
2.25%, 08/15/16	500,000	511,460
Zoetis, Inc.
3.25%, 02/01/23 (b)(c)	250,000	247,843

		9,203,762

Energy 1.8%
Anadarko Petroleum Corp.
7.63%, 03/15/14	750,000	790,781
6.38%, 09/15/17	500,000	590,117
BP Capital Markets PLC
1.38%, 05/10/18	550,000	540,526
2.75%, 05/10/23	300,000	286,490
Hess Corp.
7.00%, 02/15/14	205,000	213,721
8.13%, 02/15/19	500,000	644,362
Petrohawk Energy Corp.
7.88%, 06/01/15 (b)	500,000	511,125
7.25%, 08/15/18 (b)	500,000	556,875
Plains Exploration & Production Co.
6.50%, 11/15/20 (b)	1,000,000	1,112,500
Transocean, Inc.
6.38%, 12/15/21	1,000,000	1,168,984
Valero Energy Corp.
9.38%, 03/15/19	250,000	339,005

		6,754,486

Technology 0.9%
Apple, Inc.
0.45%, 05/03/16	500,000	496,948
1.00%, 05/03/18	250,000	245,609
Arrow Electronics, Inc.
3.00%, 03/01/18	300,000	305,161
4.50%, 03/01/23 (b)	300,000	303,109
Hewlett-Packard Co.
3.30%, 12/09/16	500,000	524,849
Motorola Solutions, Inc.
3.50%, 03/01/23	500,000	490,059
Oracle Corp.
1.20%, 10/15/17	500,000	496,181
Xerox Corp.
4.25%, 02/15/15	500,000	525,453

		3,387,369

Transportation 0.4%
American Airlines Pass-Through Trust
4.00%, 07/15/25	700,000	705,250
Burlington Northern Santa Fe Corp.
3.60%, 09/01/20 (b)	250,000	265,798
CSX Corp.
7.38%, 02/01/19	300,000	378,823
Union Pacific Corp.
5.75%, 11/15/17	200,000	235,365

		1,585,236

		39,128,874

Utilities 1.6%

Electric 0.8%
Ameren Illinois Co.
2.70%, 09/01/22 (b)	100,000	98,507
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (b)	100,000	95,858
Dominion Resources, Inc.
6.40%, 06/15/18	500,000	607,373
Duke Energy Corp.
5.05%, 09/15/19	500,000	579,584
Pacific Gas & Electric Co.
3.50%, 10/01/20 (b)	500,000	537,241
PPL Electric Utilities Corp.
2.50%, 09/01/22 (b)	100,000	97,690
The Detroit Edison Co.
2.65%, 06/15/22 (b)	250,000	248,309
The Southern Co.
2.38%, 09/15/15	200,000	207,118
TransAlta Corp.
4.50%, 11/15/22 (b)	500,000	498,655

		2,970,335

Natural Gas 0.8%
CenterPoint Energy Resources Corp.
6.00%, 05/15/18	250,000	298,269
Energy Transfer Partners LP
8.50%, 04/15/14	401,000	426,985
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	1,000,000	1,184,942
3.45%, 02/15/23 (b)	200,000	196,992
Southwest Gas Corp.
3.88%, 04/01/22 (b)	300,000	322,412
Williams Partners LP
7.25%, 02/01/17	300,000	356,985
4.13%, 11/15/20 (b)	250,000	265,974

		3,052,559

		6,022,894

Total Corporate Bonds
(Cost $77,164,065)		78,370,207

Asset-Backed Obligations 0.2% of net assets

Chase Issuance Trust
Series 2012-A3 Class A3
0.79%, 06/15/17 (b)	1,000,000	1,004,892

Total Asset-Backed Obligations
(Cost $1,006,743)		1,004,892

 3

 Schwab Intermediate-Term Bond Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Mortgage-Backed Securities 38.8% of net assets

Collateralized Mortgage Obligations 1.0%
ABN Amro Mortgage Corp.
Series 2003-9 Class A1
4.50%, 08/25/18 (b)	37,646	38,344
Chase Mortgage Finance Corp.
Series 2003-S13 Class A16
5.00%, 11/25/33 (b)	600,568	625,741
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-23 Class 7A1
5.00%, 09/25/18 (b)	1,469,613	1,506,144
MASTR Asset Securitization Trust
Series 2003-10 Class 3A1
5.50%, 11/25/33 (b)	337,207	356,163
Residential Accredit Loans, Inc.
Series 2002-QS18 Class A1
5.50%, 12/25/17 (b)	51,312	53,006
Sequoia Mortgage Trust
Series 2011-1 Class A1
4.13%, 02/25/41 (b)	594,729	609,048
Series 2012-2 Class A2
3.50%, 04/25/42 (b)	532,475	548,529

		3,736,975

U.S. Government Agency Mortgages 37.8%
Fannie Mae
6.00%, 02/01/15 to 07/01/37 (b)	6,021,105	6,593,896
7.00%, 11/15/16 to 01/01/35 (b)	495,921	580,995
4.50%, 09/01/18 to 06/01/30 (b)	1,412,588	1,508,554
6.50%, 12/01/19 to 08/01/26 (b)	347,276	377,336
5.50%, 10/01/22 to 05/01/27 (b)	2,535,816	2,751,240
5.00%, 08/01/23 to 07/01/35 (b)	4,522,309	4,882,754
3.00%, 01/01/26 to 02/01/43 (b)	5,416,299	5,601,233
3.50%, 02/01/32 to 03/01/43 (b)	9,081,101	9,426,950
4.00%, 09/01/40 to 02/01/42 (b)	5,582,954	5,978,135
Fannie Mae REMICS
4.50%, 07/25/19 (b)	115,113	116,284
Fannie Mae TBA
2.00%, 06/01/28 (b)	400,000	396,750
2.50%, 06/01/28 to 06/01/43 (b)	3,700,000	3,739,516
3.00%, 06/01/28 to 06/01/43 (b)	5,500,000	5,534,922
3.50%, 06/01/28 to 06/01/43 (b)	2,500,000	2,601,933
4.00%, 06/01/28 to 06/01/43 (b)	2,000,000	2,120,019
4.50%, 06/01/28 to 06/01/43 (b)	7,000,000	7,480,117
6.00%, 06/01/43 (b)	1,500,000	1,632,657
Freddie Mac
4.50%, 07/01/13 to 12/01/39 (b)	3,334,606	3,536,948
6.50%, 10/01/13 to 04/01/26 (b)	519,882	562,230
6.00%, 06/01/16 to 08/01/22 (b)	355,737	392,771
4.00%, 12/01/20 to 10/01/41 (b)	5,001,372	5,302,262
5.50%, 02/01/23 to 10/01/33 (b)	6,777,523	7,335,450
5.00%, 01/01/24 (b)	622,759	665,955
3.00%, 03/01/27 (b)	371,664	387,899
3.50%, 03/01/42 (b)	994,684	1,028,625
Freddie Mac REMICS
4.50%, 03/15/19 (b)	267,942	269,829
2.00%, 07/15/20 (b)	807,498	813,486
4.00%, 11/15/23 (b)	879,440	900,012
5.00%, 02/15/32 to 08/15/32 (b)	158,661	160,173
Freddie Mac TBA
2.00%, 06/01/28 (b)	200,000	198,781
2.50%, 06/01/28 (b)	1,900,000	1,933,457
3.00%, 06/01/28 to 06/01/43 (b)	4,500,000	4,531,836
3.50%, 06/01/28 (b)	2,000,000	2,096,875
4.50%, 06/01/43 (b)	1,500,000	1,591,289
Ginnie Mae
4.00%, 12/15/24 to 08/20/41 (b)	5,807,336	6,203,138
7.63%, 08/15/28 (b)	166,524	186,213
7.38%, 09/15/28 to 02/15/30 (b)	389,879	435,237
7.13%, 02/15/29 to 03/15/29 (b)	239,988	274,190
7.00%, 04/15/29 to 05/15/29 (b)	240,017	280,353
5.50%, 02/15/33 to 08/20/34 (b)	8,416,627	9,344,086
5.00%, 02/20/33 to 11/15/34 (b)	12,385,637	13,555,280
4.50%, 01/20/34 to 09/20/41 (b)	7,653,318	8,190,850
3.00%, 11/20/42 to 04/20/43 (b)	1,577,813	1,609,210
3.50%, 02/20/43 to 05/20/43 (b)	4,743,247	4,982,708
Ginnie Mae TBA
3.00%, 06/01/43 (b)	2,900,000	2,951,059
3.50%, 06/01/43 (b)	1,600,000	1,681,438
4.50%, 06/01/43 (b)	500,000	535,000

		143,259,931

Total Mortgage-Backed Securities
(Cost $145,315,472)		146,996,906

Commercial Mortgage Backed Securities 2.3% of net assets

Bear Stearns Commercial Mortgage Securities
Series 2005-PW10 Class A4
5.41%, 12/11/40 (b)	3,000,000	3,280,753
Series 2006-T24 Class A4
5.54%, 10/12/41 (b)	1,000,000	1,125,069
Series 2007-T28 Class A4
5.74%, 09/11/42 (a)(b)	365,000	423,261
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7 Class A4
5.86%, 07/10/38 (a)(b)	665,000	746,736
Series 2007-GG9 Class A4
5.44%, 03/10/39 (b)	1,000,000	1,129,908
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP5 Class A2
5.20%, 12/15/44 (b)	880,626	885,479
Series 2006-LDP9 Class A2S
5.30%, 05/15/47 (b)	69,582	70,697
Series 2007-LD12-A Class A2
5.83%, 02/15/51 (b)	215,055	220,114
LB-UBS Commercial Mortgage Trust
Series 2004-C4 Class A4
5.53%, 06/15/29 (a)(b)	100,000	103,329
Series 2006-C3 Class A3
5.69%, 03/15/32 (a)(b)	688,690	689,285

Total Commercial Mortgage Backed Securities
(Cost $8,061,280)		8,674,631

U.S. Government and Government Agencies 42.8% of net assets

U.S. Government Agency Securities 15.4%
Fannie Mae
1.63%, 10/26/15	7,000,000	7,202,734
2.38%, 04/11/16	2,000,000	2,105,942
0.88%, 10/26/17	8,000,000	7,947,424

4

 Schwab Intermediate-Term Bond Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Federal Home Loan Bank
0.00%, 06/07/13 (e)	9,600,000	9,599,990
0.00%, 06/14/13 (e)	15,000,000	14,999,955
0.00%, 06/28/13 (e)	8,000,000	7,999,944
Freddie Mac
2.50%, 05/27/16	7,500,000	7,922,565
1.25%, 08/01/19	600,000	589,498

		58,368,052

U.S. Treasury Obligations 27.4%
U.S. Treasury Notes
2.38%, 10/31/14	3,400,000	3,502,932
4.25%, 11/15/14	5,000,000	5,290,430
2.63%, 12/31/14	3,000,000	3,112,851
0.25%, 05/15/15	7,500,000	7,492,680
0.25%, 07/15/15	1,500,000	1,497,422
0.25%, 08/15/15	2,000,000	1,995,938
0.25%, 09/15/15	3,000,000	2,992,266
1.25%, 10/31/15	1,250,000	1,275,879
0.38%, 03/15/16	6,500,000	6,483,243
2.00%, 04/30/16	5,000,000	5,215,235
1.75%, 05/31/16	4,600,000	4,767,109
1.50%, 07/31/16	2,550,000	2,624,508
0.88%, 02/28/17	2,000,000	2,010,938
3.13%, 04/30/17	1,500,000	1,636,641
1.88%, 10/31/17	3,000,000	3,126,330
0.88%, 01/31/18	4,500,000	4,478,202
2.88%, 03/31/18	2,000,000	2,176,876
2.38%, 05/31/18	1,000,000	1,064,922
1.75%, 10/31/18	2,000,000	2,063,594
3.75%, 11/15/18	5,000,000	5,693,360
1.38%, 12/31/18	4,500,000	4,545,000
1.25%, 04/30/19	2,250,000	2,246,661
1.00%, 06/30/19	1,250,000	1,226,270
0.88%, 07/31/19	5,000,000	4,858,985
1.00%, 09/30/19	5,000,000	4,882,030
1.00%, 11/30/19	2,500,000	2,434,180
1.38%, 01/31/20	2,500,000	2,484,765
1.25%, 02/29/20	4,500,000	4,430,038
1.63%, 08/15/22	2,000,000	1,929,376
2.00%, 02/15/23	6,500,000	6,431,951

		103,970,612

Total U.S. Government and Government Agencies
(Cost $160,926,217)		162,338,664

Foreign Securities 3.9% of net assets

Foreign Agencies 1.5%

Germany 0.3%
Kreditanstalt Fuer Wiederaufbau
4.00%, 01/27/20 (d)	1,000,000	1,139,992

Mexico 0.3%
Petroleos Mexicanos
4.88%, 03/15/15	500,000	529,750
5.50%, 01/21/21	500,000	557,500

		1,087,250

Netherlands 0.6%
Petrobras Global Finance BV
1.89%, 05/20/16 (a)	1,500,000	1,507,500
3.00%, 01/15/19	750,000	733,398
4.38%, 05/20/23	150,000	146,037

		2,386,935

Norway 0.1%
Statoil ASA
3.13%, 08/17/17	500,000	535,669

Republic of Korea 0.2%
Export-Import Bank of Korea
4.00%, 01/11/17	500,000	536,413

		5,686,259

Foreign Local Government 0.3%

Canada 0.3%
Province of Manitoba
1.13%, 06/01/18	1,000,000	989,610

Sovereign 0.7%

Brazil 0.2%
Federative Republic of Brazil
6.00%, 01/17/17	500,000	569,500
4.88%, 01/22/21	250,000	281,875

		851,375

Chile 0.1%
Republic of Chile
2.25%, 10/30/22	250,000	234,375

Italy 0.1%
Republic of Italy
3.13%, 01/26/15	100,000	102,611
5.38%, 06/12/17	250,000	275,401

		378,012

Mexico 0.2%
United Mexican States
5.13%, 01/15/20	500,000	572,500
3.63%, 03/15/22	250,000	259,375

		831,875

Republic of Korea 0.1%
Republic of Korea
5.13%, 12/07/16	500,000	564,747

		2,860,384

Supranational 1.4%
Asian Development Bank
2.50%, 03/15/16	750,000	790,282
European Investment Bank
2.50%, 05/16/16	2,000,000	2,108,224
Inter-American Development Bank
0.88%, 03/15/18	1,000,000	987,960
International Bank for Reconstruction & Development
0.88%, 04/17/17	1,000,000	1,002,762
International Finance Corp.
1.13%, 11/23/16	500,000	507,435

		5,396,663

Total Foreign Securities
(Cost $14,694,703)		14,932,916

 5

 Schwab Intermediate-Term Bond Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Preferred Stock 0.3% of net assets

Utilities 0.3%
Consumers Energy Co.	10,700	1,104,775

Total Preferred Stock
(Cost $1,103,170)		1,104,775

Other Investment Company 0.4% of net assets

Money Market Fund 0.4%
State Street Institutional U.S. Government Money Market Fund	1,456,566	1,456,566

Total Other Investment Company
(Cost $1,456,566)		1,456,566

End of Investments.

At 05/31/13, the tax basis cost of the fund’s investments was $409,728,849 and the unrealized appreciation and depreciation were $7,369,394 and ($2,218,686), respectively, with a net unrealized appreciation of $5,150,708.

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

TBA Sale Commitments 3.4% of net assets

U.S. Government Agency Mortgages 3.4%
Ginnie Mae TBA
5.00%, 06/01/43 (b)	7,000,000	7,557,814
5.50%, 06/01/43 (b)	5,000,000	5,419,142

		12,976,956

Total TBA Sale Commitments
(Proceeds $13,031,094)		12,976,956

(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $7,726,884 or 2.0% of net assets.
(d)	Guaranteed by the Republic of Germany.
(e)	Zero coupon bond.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

6

 Schwab Intermediate-Term Bond Fund

Portfolio Holdings (Unaudited) continued

•	Underlying funds: Mutual funds are valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

 7

 Schwab Intermediate-Term Bond Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2013:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate Bonds[1]	$—	$39,241,333	$—	$39,241,333
Industrial[1]	—	37,543,638	—	37,543,638
Transportation	—	879,986	705,250	1,585,236
Asset-Backed Obligations	—	1,004,892	—	1,004,892
Mortgage-Backed Securities[1]	—	146,996,906	—	146,996,906
Commercial Mortgage Backed Securities	—	8,674,631	—	8,674,631
U.S. Government and Government Agencies[1]	—	162,338,664	—	162,338,664
Foreign Securities[1]	—	14,932,916	—	14,932,916
Preferred Stock[1]	1,104,775	—	—	1,104,775
Other Investment Company[1]	1,456,566	—	—	1,456,566

Total	$2,561,341	$411,612,966	$705,250	$414,879,557

Liabilities Valuation Input

Other Financial Instruments
TBA Sale Commitments[1]	$—	($12,976,956)	$—	($12,976,956)

[1]	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	August 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	May 31,
Investments in Securities	2012	(Losses)	(Losses)	Purchases	Sales	in	out	2013

Corporate Bonds	$—	$—	$5,250	$700,000	$—	$—	$—	$705,250

Total	$—	$—	$5,250	$700,000	$—	$—	$—	$705,250

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2013.

REG406020MAY13

8

Schwab Investments
Schwab Total Bond Market Fund™

Portfolio Holdings as of May 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

35.0%		Mortgage-Backed Securities	326,097,882	328,967,281
21.6%		Corporate Bonds	193,601,269	202,756,615
44.8%		U.S. Government and Government Agencies	406,452,403	420,142,674
1.7%		Commercial Mortgage Backed Securities	14,119,790	15,787,560
0.3%		Asset-Backed Obligations	3,341,054	3,299,895
4.9%		Foreign Securities	44,598,130	45,739,885
1.0%		Municipal Bonds	8,058,355	9,133,478
0.5%		Other Investment Company	5,026,428	5,026,428

109.8%		Total Investments	1,001,295,311	1,030,853,816
(9	.8)%	Other Assets and Liabilities, Net		(92,103,529)

100.0%		Net Assets		938,750,287

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Mortgage-Backed Securities 35.0% of net assets

U.S. Government Agency Mortgages 35.0%
Fannie Mae
5.50%, 12/01/13 to 07/01/40 (b)	13,802,747	15,198,073
5.00%, 12/01/17 to 12/01/39 (b)	12,067,778	13,108,985
4.00%, 07/01/18 to 04/01/42 (b)	7,648,161	8,114,885
4.50%, 07/01/19 to 07/01/42 (b)	14,474,919	15,524,565
6.00%, 09/01/24 to 12/01/37 (b)	6,701,628	7,390,145
3.50%, 03/01/26 to 03/01/43 (b)	14,390,423	14,978,573
6.50%, 08/01/26 to 10/01/39 (b)	3,293,379	3,710,331
3.00%, 01/01/27 to 02/01/43 (b)	7,689,963	7,864,299
2.50%, 10/01/27 to 11/01/27 (b)	1,696,174	1,732,847
2.05%, 03/01/34 (a)(b)	1,158,315	1,220,897
2.29%, 03/01/35 (a)(b)	445,441	465,656
2.83%, 08/01/35 (a)(b)	1,734,561	1,842,490
7.00%, 04/01/37 (b)	904,019	1,029,128
3.65%, 03/01/40 (a)(b)	448,573	477,631
Fannie Mae TBA
2.00%, 06/01/28 (b)	1,000,000	991,219
2.50%, 06/01/28 to 06/01/43 (b)	6,100,000	6,169,832
3.00%, 06/01/28 to 06/01/43 (b)	14,300,000	14,447,391
3.50%, 06/01/28 to 06/01/43 (b)	7,000,000	7,275,508
4.00%, 06/01/28 to 06/01/43 (b)	12,000,000	12,666,797
4.50%, 06/01/43 (b)	3,500,000	3,740,625
5.00%, 06/01/43 (b)	750,000	808,975
Federal Home Loan Bank
0.00%, 06/12/13 (e)	45,000,000	44,999,865
Freddie Mac
0.00%, 06/24/13 (e)	11,000,000	10,999,934
6.00%, 04/01/15 to 10/01/38 (b)	2,461,606	2,705,584
4.50%, 06/01/19 to 02/01/40 (b)	8,172,133	8,680,574
4.00%, 12/01/20 to 10/01/41 (b)	7,877,949	8,335,744
5.00%, 06/01/23 to 04/01/40 (b)	5,550,309	6,066,753
3.00%, 10/01/26 to 04/01/27 (b)	1,582,550	1,650,991
2.28%, 05/01/37 (a)(b)	910,911	964,614
5.50%, 10/01/39 to 02/01/40 (b)	402,654	435,884
2.99%, 05/01/41 (a)(b)	534,060	561,461
3.50%, 04/01/42 to 03/01/43 (b)	5,346,650	5,529,093
Freddie Mac TBA
2.00%, 06/01/28 (b)	300,000	298,172
2.50%, 06/01/28 (b)	4,000,000	4,069,687
3.00%, 06/01/28 to 06/01/43 (b)	11,000,000	11,105,664
3.50%, 06/01/28 to 06/01/43 (b)	4,800,000	4,996,250
4.00%, 06/01/28 to 06/01/43 (b)	2,000,000	2,106,211
4.50%, 06/01/43 (b)	6,500,000	6,894,024
5.00%, 06/01/43 (b)	500,000	534,492
Ginnie Mae
5.00%, 10/20/21 to 08/20/40 (b)	7,494,930	8,242,365
4.50%, 05/15/24 to 11/20/41 (b)	12,175,939	13,163,997
3.50%, 02/15/26 to 05/20/43 (b)	9,416,000	9,894,495
4.00%, 06/15/26 to 04/20/43 (b)	6,435,153	6,906,125
3.00%, 02/20/27 to 03/15/43 (b)	6,222,517	6,357,901
2.50%, 03/20/28 (b)	494,028	507,154
6.00%, 05/15/32 to 08/15/38 (b)	1,920,547	2,153,930
5.50%, 04/15/33 to 03/15/40 (b)	3,323,474	3,617,410
7.00%, 06/15/33 (b)	294,121	348,054
6.50%, 10/20/37 (b)	500,356	572,498
3.00%, 10/20/40 to 01/20/41 (a)(b)	789,513	835,794
Ginnie Mae TBA
2.50%, 06/01/43 (b)	300,000	288,938
3.00%, 06/01/43 (b)	3,600,000	3,668,168
3.50%, 06/01/43 to 07/01/43 (b)	5,000,000	5,246,485
4.00%, 06/01/43 (b)	3,500,000	3,715,742
4.50%, 06/01/43 (b)	2,500,000	2,674,688
5.00%, 06/01/43 (b)	1,000,000	1,079,688

Total Mortgage-Backed Securities
(Cost $326,097,882)		328,967,281

Corporate Bonds 21.6% of net assets

Finance 7.1%

Banking 4.6%
Abbey National Treasury Services PLC
4.00%, 04/27/16	400,000	428,428
American Express Bank
7.00%, 03/19/18	300,000	369,383
American Express Co.
6.80%, 09/01/66 (a)(b)	500,000	548,125
American Express Credit Corp.
2.38%, 03/24/17	300,000	310,894

 1

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Bank of America Corp.
1.50%, 10/09/15	650,000	654,116
6.50%, 08/01/16	250,000	286,029
5.63%, 10/14/16	500,000	563,577
5.65%, 05/01/18	400,000	458,596
5.00%, 05/13/21	1,500,000	1,664,074
3.30%, 01/11/23	300,000	291,198
6.00%, 10/15/36	1,000,000	1,175,356
Bank of Nova Scotia
3.40%, 01/22/15	100,000	104,478
4.38%, 01/13/21	500,000	559,594
Barclays Bank PLC
5.00%, 09/22/16	450,000	503,994
6.75%, 05/22/19	300,000	370,026
BB&T Corp.
3.95%, 03/22/22 (b)	200,000	209,694
BNP Paribas
5.00%, 01/15/21	250,000	276,529
3.25%, 03/03/23	250,000	239,965
BNP Paribas S.A.
3.60%, 02/23/16	300,000	317,347
Capital One Financial Corp.
2.15%, 03/23/15	100,000	102,001
6.15%, 09/01/16	650,000	738,288
Citigroup, Inc.
6.38%, 08/12/14	750,000	797,539
1.25%, 01/15/16	150,000	149,877
4.45%, 01/10/17	650,000	711,370
6.00%, 08/15/17	12,000	13,911
6.13%, 11/21/17	750,000	878,220
4.50%, 01/14/22	800,000	867,971
4.05%, 07/30/22	1,000,000	1,001,861
6.13%, 08/25/36	250,000	272,438
5.88%, 01/30/42	250,000	292,500
Credit Suisse USA, Inc.
4.88%, 01/15/15	500,000	533,089
5.40%, 01/14/20	500,000	566,468
Deutsche Bank AG
6.00%, 09/01/17	450,000	528,175
Fifth Third Bancorp
8.25%, 03/01/38	200,000	276,968
Goldman Sachs Capital l
6.35%, 02/15/34	200,000	206,194
HSBC Bank USA
5.88%, 11/01/34	500,000	570,003
HSBC Holdings PLC
4.00%, 03/30/22	850,000	902,871
7.63%, 05/17/32	150,000	197,765
JPMorgan Chase & Co.
3.70%, 01/20/15	750,000	784,355
6.00%, 01/15/18	1,000,000	1,168,078
4.25%, 10/15/20	1,500,000	1,630,722
3.38%, 05/01/23	750,000	714,022
5.50%, 10/15/40	100,000	114,109
JPMorgan Chase Bank NA
6.00%, 10/01/17	1,000,000	1,168,375
Key Bank NA
5.80%, 07/01/14	350,000	368,935
Lloyds TSB Bank PLC
6.38%, 01/21/21	500,000	610,650
Manufacturers & Traders Trust Co.
5.63%, 12/01/21 (a)(b)	250,000	259,375
Merrill Lynch & Co., Inc.
6.88%, 04/25/18	450,000	536,604
Morgan Stanley
1.75%, 02/25/16	1,000,000	1,002,324
5.45%, 01/09/17	1,500,000	1,666,957
6.63%, 04/01/18	200,000	235,647
7.30%, 05/13/19	250,000	306,686
6.25%, 08/09/26	250,000	292,980
6.38%, 07/24/42	400,000	471,517
National City Corp.
6.88%, 05/15/19	100,000	122,594
PNC Funding Corp.
4.25%, 09/21/15	600,000	646,463
Rabobank Nederland
2.13%, 10/13/15	200,000	206,147
3.38%, 01/19/17	350,000	372,526
3.95%, 11/09/22	100,000	99,725
Regions Financial Corp.
2.00%, 05/15/18 (b)	500,000	490,239
Royal Bank of Canada
2.63%, 12/15/15	500,000	523,752
Royal Bank of Scotland Group PLC
2.55%, 09/18/15	650,000	668,013
State Street Corp.
2.88%, 03/07/16	350,000	369,929
Svenska Handelsbanken AB
2.88%, 04/04/17	350,000	368,501
The Bank of New York Mellon Corp.
1.97%, 06/20/17 (a)	500,000	511,319
The Goldman Sachs Group, Inc.
3.30%, 05/03/15	300,000	312,127
3.63%, 02/07/16	850,000	899,607
5.63%, 01/15/17	750,000	833,965
5.95%, 01/18/18	600,000	692,564
5.95%, 01/15/27	450,000	490,188
6.75%, 10/01/37	800,000	875,187
UBS AG
3.88%, 01/15/15	552,000	579,798
5.88%, 12/20/17	50,000	58,677
US Bancorp
2.20%, 11/15/16 (b)	250,000	259,951
Wachovia Bank NA
4.88%, 02/01/15	1,000,000	1,066,447
Wells Fargo & Co.
5.63%, 12/11/17	700,000	816,276
3.45%, 02/13/23	1,250,000	1,226,200
Westpac Banking Corp.
4.20%, 02/27/15	550,000	584,224

		43,344,667

Brokerage 0.1%
BlackRock, Inc.
3.50%, 12/10/14	200,000	209,022
5.00%, 12/10/19	300,000	351,889
Jefferies Group, Inc.
5.50%, 03/15/16	125,000	137,500
6.45%, 06/08/27	75,000	83,625
Nomura Holdings, Inc.
5.00%, 03/04/15	150,000	160,107
6.70%, 03/04/20	200,000	236,373
TD Ameritrade Holding Co.
4.15%, 12/01/14	200,000	210,248

		1,388,764

Finance Company 0.6%
GATX Corp.
4.75%, 05/15/15	100,000	105,601

2

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
GE Capital Trust I
6.38%, 11/15/67 (a)(b)	100,000	106,500
General Electric Capital Corp.
2.15%, 01/09/15	250,000	255,958
2.25%, 11/09/15	500,000	516,600
5.00%, 01/08/16	900,000	990,599
2.30%, 04/27/17	500,000	515,054
5.63%, 09/15/17	200,000	231,525
5.63%, 05/01/18	650,000	761,853
4.38%, 09/16/20	300,000	328,534
5.30%, 02/11/21	150,000	169,500
6.75%, 03/15/32	300,000	374,877
5.88%, 01/14/38	500,000	572,439
6.88%, 01/10/39	150,000	192,183
HSBC Finance Capital Trust IX
5.91%, 11/30/35 (a)(b)	400,000	411,000
HSBC Finance Corp.
5.00%, 06/30/15	82,000	88,306
5.50%, 01/19/16	100,000	110,513

		5,731,042

Insurance 1.3%
ACE INA Holdings, Inc.
2.60%, 11/23/15	200,000	209,051
Aetna, Inc.
3.95%, 09/01/20	250,000	267,274
American International Group, Inc.
2.38%, 08/24/15	200,000	204,797
5.60%, 10/18/16	925,000	1,047,552
6.40%, 12/15/20	150,000	181,604
Berkshire Hathaway, Inc.
3.20%, 02/11/15	600,000	627,067
4.25%, 01/15/21	500,000	558,272
Chubb Corp.
5.75%, 05/15/18	400,000	478,377
6.00%, 05/11/37	100,000	125,441
Cigna Corp.
2.75%, 11/15/16	450,000	474,214
5.38%, 02/15/42 (b)	150,000	169,305
CNA Financial Corp.
7.35%, 11/15/19	325,000	406,821
Genworth Financial, Inc.
8.63%, 12/15/16	300,000	363,009
6.52%, 05/22/18	500,000	574,001
6.50%, 06/15/34	500,000	531,742
Hartford Financial Services Group, Inc.
6.30%, 03/15/18	200,000	235,388
6.00%, 01/15/19	100,000	117,979
4.30%, 04/15/43	350,000	331,452
ING US, Inc.
2.90%, 02/15/18	200,000	203,866
Lincoln National Corp.
6.25%, 02/15/20	300,000	357,017
MetLife, Inc.
6.82%, 08/15/18	450,000	558,659
4.75%, 02/08/21	100,000	113,565
Principal Financial Group, Inc.
6.05%, 10/15/36	300,000	370,823
Prudential Financial, Inc.
4.75%, 09/17/15	200,000	216,768
4.50%, 11/16/21	250,000	274,371
5.80%, 11/16/41	250,000	288,179
The Allstate Corp.
7.45%, 05/16/19	125,000	162,928
5.55%, 05/09/35	296,000	354,844
Travelers Co., Inc.
5.90%, 06/02/19	300,000	368,017
6.75%, 06/20/36	150,000	203,962
UnitedHealth Group, Inc.
1.40%, 10/15/17	100,000	99,995
2.75%, 02/15/23 (b)	150,000	145,200
5.80%, 03/15/36	350,000	410,572
3.95%, 10/15/42 (b)	250,000	230,037
WellPoint, Inc.
3.30%, 01/15/23	500,000	497,317
4.65%, 01/15/43	150,000	149,526

		11,908,992

Other Financial 0.0%
ORIX Corp.
4.71%, 04/27/15	350,000	369,384

Real Estate Investment Trust 0.5%
AvalonBay Communities, Inc.
2.95%, 09/15/22 (b)	150,000	145,770
Boston Properties LP
4.13%, 05/15/21	300,000	322,158
Digital Realty Trust LP
5.88%, 02/01/20	250,000	289,224
Duke Realty LP
7.38%, 02/15/15	400,000	440,049
Federal Realty Investment Trust
2.75%, 06/01/23 (b)	200,000	190,452
HCP, Inc.
6.70%, 01/30/18	400,000	480,728
Health Care REIT, Inc.
3.63%, 03/15/16	400,000	423,798
4.13%, 04/01/19 (b)	200,000	216,064
Kilroy Realty LP
3.80%, 01/15/23 (b)	200,000	199,117
Kimco Realty Corp.
4.30%, 02/01/18 (b)	250,000	275,891
Piedmont Operating Partnership LP
3.40%, 06/01/23 (b)(c)	150,000	144,621
ProLogis, Inc.
6.63%, 05/15/18	337,000	402,691
Regency Centers LP
4.80%, 04/15/21	150,000	164,754
Simon Property Group LP
5.25%, 12/01/16 (b)	300,000	339,013
2.80%, 01/30/17 (b)	200,000	208,859
Ventas Realty LP
4.75%, 06/01/21 (b)	100,000	109,442

		4,352,631

		67,095,480

Industrial 12.1%

Basic Industry 1.2%
Airgas, Inc.
1.65%, 02/15/18 (b)	350,000	346,225
Alcoa, Inc.
5.55%, 02/01/17	300,000	325,085
5.87%, 02/23/22	250,000	257,098
Barrick Gold Corp.
2.50%, 05/01/18 (c)	150,000	148,214
4.10%, 05/01/23 (c)	250,000	238,125
Barrick North America Finance LLC
5.75%, 05/01/43 (c)	900,000	846,418

 3

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
BHP Billiton Finance (USA) Ltd.
1.13%, 11/21/14	250,000	252,363
3.25%, 11/21/21	200,000	206,966
4.13%, 02/24/42	250,000	246,917
CF Industries Holdings, Inc.
7.13%, 05/01/20	150,000	186,371
Cliffs Natural Resources, Inc.
4.80%, 10/01/20	150,000	144,737
Domtar Corp.
10.75%, 06/01/17	250,000	318,421
Eastman Chemical Co.
3.60%, 08/15/22 (b)	350,000	358,482
Ecolab, Inc.
3.00%, 12/08/16	200,000	212,388
EI Du Pont de Nemours & Co.
4.75%, 03/15/15	750,000	805,297
Freeport-McMoRan Copper & Gold, Inc.
2.15%, 03/01/17	500,000	505,732
International Paper Co.
7.95%, 06/15/18	100,000	127,275
7.50%, 08/15/21	250,000	322,443
7.30%, 11/15/39	400,000	529,180
Lubrizol Corp.
8.88%, 02/01/19	200,000	272,007
LyondellBasell Industries NV
6.00%, 11/15/21 (b)	500,000	592,098
Monsanto Co.
2.75%, 04/15/16	100,000	105,266
Newmont Mining Corp.
4.88%, 03/15/42 (b)	250,000	215,651
Potash Corp. of Saskatchewan, Inc.
6.50%, 05/15/19	375,000	460,606
Rio Tinto Finance (USA) Ltd.
3.50%, 11/02/20	250,000	258,664
7.13%, 07/15/28	200,000	262,167
4.75%, 03/22/42 (b)	500,000	507,938
Southern Copper Corp.
5.25%, 11/08/42	200,000	174,366
Teck Resources Ltd.
4.75%, 01/15/22 (b)	300,000	316,578
The Dow Chemical Co.
5.90%, 02/15/15	200,000	217,148
4.13%, 11/15/21 (b)	350,000	372,790
7.38%, 11/01/29	325,000	426,107
Vale Overseas Ltd.
4.38%, 01/11/22	375,000	374,340
5.63%, 09/11/42	500,000	468,677
Valspar Corp.
4.20%, 01/15/22 (b)	150,000	158,838

		11,560,978

Capital Goods 1.1%
Boeing Capital Corp.
3.25%, 10/27/14	300,000	311,470
Boeing Co.
6.88%, 03/15/39	100,000	139,698
Caterpillar Financial Services Corp.
0.70%, 11/06/15	250,000	250,329
1.25%, 11/06/17	700,000	695,484
Deere & Co.
5.38%, 10/16/29	550,000	660,872
Eaton Corp.
0.95%, 11/02/15	150,000	150,089
1.50%, 11/02/17	200,000	198,046
2.75%, 11/02/22	250,000	243,202
4.00%, 11/02/32	150,000	147,036
General Electric Co.
0.85%, 10/09/15	100,000	100,290
5.25%, 12/06/17	750,000	867,376
2.70%, 10/09/22	150,000	147,738
4.13%, 10/09/42	250,000	239,555
Honeywell International, Inc.
5.00%, 02/15/19	350,000	410,124
5.38%, 03/01/41	250,000	303,027
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	150,000	180,792
John Deere Capital Corp.
1.70%, 01/15/20	150,000	145,272
Joy Global, Inc.
6.00%, 11/15/16	150,000	171,315
L-3 Communications Corp.
5.20%, 10/15/19	500,000	559,840
4.75%, 07/15/20	250,000	270,250
4.95%, 02/15/21 (b)	250,000	272,582
Lockheed Martin Corp.
4.25%, 11/15/19	100,000	111,865
6.15%, 09/01/36	200,000	242,362
5.50%, 11/15/39	100,000	112,543
Owens Corning
4.20%, 12/15/22 (b)	500,000	514,932
Raytheon Co.
3.13%, 10/15/20	200,000	206,514
4.88%, 10/15/40	250,000	268,813
Republic Services, Inc.
4.75%, 05/15/23 (b)	500,000	548,356
United Technologies Corp.
1.80%, 06/01/17	250,000	255,226
6.13%, 02/01/19	500,000	611,224
4.50%, 06/01/42	500,000	518,253
Waste Management, Inc.
7.00%, 07/15/28	200,000	258,629

		10,113,104

Communications 2.1%
America Movil, S.A.B. de CV
3.63%, 03/30/15	300,000	313,683
5.00%, 10/16/19	450,000	501,654
4.38%, 07/16/42	300,000	267,685
AT&T, Inc.
5.10%, 09/15/14	500,000	528,493
0.90%, 02/12/16	500,000	499,311
3.00%, 02/15/22	350,000	349,592
BellSouth Corp.
6.00%, 11/15/34	750,000	814,843
British Telecommunications PLC
2.00%, 06/22/15	300,000	307,326
CBS Corp.
5.75%, 04/15/20	275,000	318,889
7.88%, 07/30/30	325,000	430,431
Comcast Corp.
5.90%, 03/15/16	600,000	681,185
5.70%, 07/01/19	200,000	242,099
2.85%, 01/15/23	250,000	247,400
6.50%, 11/15/35	175,000	222,122
Deutsche Telekom International Finance BV
6.00%, 07/08/19	400,000	483,390
DIRECTV Holdings LLC
3.13%, 02/15/16	500,000	524,731
6.00%, 08/15/40 (b)	350,000	375,077

4

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Discovery Communications, Inc.
5.63%, 08/15/19	50,000	59,067
France Telecom S.A.
4.38%, 07/08/14	125,000	129,603
8.50%, 03/01/31 (a)	200,000	286,832
5.38%, 01/13/42	100,000	107,277
Grupo Televisa S.A.
6.63%, 03/18/25	400,000	491,745
NBCUniversal Media LLC
3.65%, 04/30/15	125,000	132,092
4.38%, 04/01/21	275,000	307,379
5.95%, 04/01/41	150,000	181,348
4.45%, 01/15/43	250,000	249,214
News America, Inc.
5.30%, 12/15/14	250,000	267,306
6.40%, 12/15/35	250,000	296,265
6.15%, 03/01/37	450,000	520,101
Pacific Bell Telephone Co.
7.13%, 03/15/26	750,000	962,134
Rogers Communications, Inc.
3.00%, 03/15/23 (b)	400,000	389,863
TCI Communication, Inc.
7.13%, 02/15/28	350,000	461,152
Telecom Italia Capital S.A.
7.00%, 06/04/18	200,000	233,067
7.72%, 06/04/38	150,000	162,984
Telefonica Emisiones S.A.U.
3.99%, 02/16/16	500,000	523,813
6.42%, 06/20/16	350,000	392,385
5.13%, 04/27/20	400,000	428,080
7.05%, 06/20/36	100,000	114,903
Telefonos de Mexico, S.A.B. de CV
5.50%, 11/15/19	900,000	1,031,137
Time Warner Cable, Inc.
5.85%, 05/01/17	600,000	691,459
8.25%, 04/01/19	200,000	257,911
4.50%, 09/15/42 (b)	500,000	447,699
Verizon Communications, Inc.
1.10%, 11/01/17	500,000	492,324
2.45%, 11/01/22 (b)	900,000	843,785
5.85%, 09/15/35	650,000	738,941
Vodafone Group PLC
4.63%, 07/15/18	825,000	934,380
6.15%, 02/27/37	250,000	298,711

		19,540,868

Consumer Cyclical 1.6%
Amazon.com, Inc.
2.50%, 11/29/22 (b)	200,000	190,125
CVS Caremark Corp.
3.25%, 05/18/15	500,000	523,140
4.75%, 05/18/20 (b)	200,000	226,779
Daimler Finance North America LLC
2.30%, 01/09/15	250,000	254,827
Darden Restaurants, Inc.
3.35%, 11/01/22 (b)	150,000	144,297
eBay, Inc.
1.63%, 10/15/15	400,000	409,644
Ford Motor Co.
7.45%, 07/16/31	100,000	126,496
4.75%, 01/15/43	200,000	187,067
Ford Motor Credit Co. LLC
3.88%, 01/15/15	250,000	259,393
2.75%, 05/15/15	1,250,000	1,279,221
6.63%, 08/15/17	750,000	873,050
4.25%, 09/20/22	550,000	566,371
Historic TW, Inc.
6.88%, 06/15/18	500,000	613,323
Home Depot, Inc.
5.88%, 12/16/36	500,000	612,528
Lowe’s Cos., Inc.
3.12%, 04/15/22 (b)	300,000	304,882
4.65%, 04/15/42 (b)	200,000	206,431
Macy’s Retail Holdings, Inc.
5.75%, 07/15/14	350,000	368,822
6.90%, 04/01/29	200,000	243,688
5.13%, 01/15/42 (b)	250,000	255,860
Marriott International, Inc.
3.00%, 03/01/19 (b)	350,000	362,364
McDonald’s Corp.
2.63%, 01/15/22	400,000	399,076
3.70%, 02/15/42	200,000	185,009
NIKE, Inc.
2.25%, 05/01/23 (b)	200,000	192,305
3.63%, 05/01/43 (b)	100,000	92,847
Nordstrom, Inc.
6.25%, 01/15/18	300,000	355,728
QVC, Inc.
5.13%, 07/02/22	300,000	321,102
Target Corp.
6.35%, 11/01/32	500,000	640,197
The Gap, Inc.
5.95%, 04/12/21 (b)	400,000	465,119
The Walt Disney Co.
5.63%, 09/15/16	300,000	344,921
4.13%, 12/01/41	100,000	99,601
Time Warner, Inc.
4.88%, 03/15/20	400,000	453,408
5.38%, 10/15/41	100,000	106,609
Toyota Motor Credit Corp.
3.40%, 09/15/21	100,000	104,591
VF Corp.
6.45%, 11/01/37	50,000	61,626
Viacom, Inc.
3.88%, 12/15/21	350,000	366,575
6.88%, 04/30/36	750,000	912,505
Wal-Mart Stores, Inc.
5.80%, 02/15/18	300,000	358,543
3.25%, 10/25/20	500,000	529,829
5.88%, 04/05/27	275,000	349,775
5.25%, 09/01/35	100,000	114,303
6.50%, 08/15/37	150,000	197,979
6.20%, 04/15/38	125,000	160,163

		14,820,119

Consumer Non-Cyclical 3.0%
AbbVie, Inc.
2.00%, 11/06/18	500,000	499,460
4.40%, 11/06/42 (c)	100,000	98,071
Actavis, Inc.
1.88%, 10/01/17	200,000	198,877
3.25%, 10/01/22 (b)	1,300,000	1,279,892
4.63%, 10/01/42 (b)	250,000	244,718
Altria Group, Inc.
9.70%, 11/10/18	169,000	231,034
2.85%, 08/09/22	200,000	190,851
4.25%, 08/09/42	250,000	221,396
AmerisourceBergen Corp.
4.88%, 11/15/19	600,000	683,902
3.50%, 11/15/21 (b)	500,000	522,305

 5

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Amgen, Inc.
2.50%, 11/15/16	500,000	521,142
5.70%, 02/01/19	500,000	590,789
3.63%, 05/15/22 (b)	150,000	156,721
Anheuser-Busch InBev Worldwide, Inc.
5.38%, 11/15/14	500,000	533,195
1.38%, 07/15/17	800,000	799,169
5.00%, 04/15/20	600,000	699,985
4.38%, 02/15/21	150,000	167,844
3.75%, 07/15/42	200,000	182,477
Archer-Daniels-Midland Co.
4.48%, 03/01/21 (a)	300,000	333,603
AstraZeneca PLC
6.45%, 09/15/37	500,000	636,642
Baxter International, Inc.
2.40%, 08/15/22	250,000	238,895
Boston Scientific Corp.
4.50%, 01/15/15	200,000	211,241
Bristol-Myers Squibb Co.
3.25%, 08/01/42	250,000	213,314
ConAgra Foods, Inc.
1.90%, 01/25/18	250,000	251,539
3.20%, 01/25/23 (b)	100,000	98,730
Covidien International Finance
6.00%, 10/15/17	400,000	471,975
Diageo Capital PLC
1.13%, 04/29/18	250,000	245,109
2.63%, 04/29/23 (b)	300,000	288,299
5.88%, 09/30/36	150,000	183,072
Express Scripts Holding Co.
2.10%, 02/12/15	500,000	510,650
2.65%, 02/15/17	250,000	259,460
4.75%, 11/15/21	450,000	503,899
General Mills, Inc.
5.20%, 03/17/15	250,000	269,784
5.70%, 02/15/17	500,000	575,751
GlaxoSmithKline Capital, Inc.
6.38%, 05/15/38	400,000	515,370
Hasbro, Inc.
6.30%, 09/15/17	100,000	115,273
Hospira, Inc.
6.05%, 03/30/17	230,000	254,154
Johnson & Johnson
4.95%, 05/15/33	100,000	116,761
4.85%, 05/15/41	200,000	229,217
Kellogg Co.
7.45%, 04/01/31	250,000	337,146
Kimberly-Clark Corp.
7.50%, 11/01/18	325,000	423,106
Koninklijke Philips Electronics NV
5.00%, 03/15/42	300,000	320,567
Kraft Foods Group, Inc.
5.38%, 02/10/20	392,000	457,123
5.00%, 06/04/42	300,000	315,689
Lorillard Tobacco Co.
2.30%, 08/21/17	350,000	351,521
6.88%, 05/01/20	100,000	119,896
Mead Johnson Nutrition Co.
3.50%, 11/01/14	300,000	309,906
Medtronic, Inc.
3.13%, 03/15/22 (b)	250,000	256,411
Merck & Co., Inc.
5.00%, 06/30/19	200,000	234,742
3.88%, 01/15/21 (b)	700,000	767,082
Molson Coors Brewing Co.
3.50%, 05/01/22	100,000	102,424
Mondelez International, Inc.
4.13%, 02/09/16	500,000	539,907
6.13%, 02/01/18	400,000	471,408
5.38%, 02/10/20	358,000	415,809
PepsiCo, Inc.
5.00%, 06/01/18	350,000	403,554
4.50%, 01/15/20	350,000	397,542
4.88%, 11/01/40	500,000	536,001
Pfizer, Inc.
5.35%, 03/15/15	350,000	378,538
6.20%, 03/15/19	500,000	617,380
7.20%, 03/15/39	250,000	353,857
Philip Morris International, Inc.
1.13%, 08/21/17	250,000	247,086
2.50%, 08/22/22	100,000	96,038
3.88%, 08/21/42	300,000	271,074
Procter & Gamble Co.
4.95%, 08/15/14	600,000	632,903
4.70%, 02/15/19	650,000	753,061
Reynolds American, Inc.
1.05%, 10/30/15	100,000	100,296
3.25%, 11/01/22	100,000	97,343
4.75%, 11/01/42	100,000	94,128
Safeway, Inc.
7.25%, 02/01/31	500,000	575,226
Sanofi
1.25%, 04/10/18	250,000	246,614
Sanofi-Aventis S.A.
2.63%, 03/29/16	800,000	840,235
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36	250,000	312,995
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	200,000	208,329
The Coca-Cola Co.
3.15%, 11/15/20	200,000	212,485
The Kroger Co.
3.90%, 10/01/15	200,000	213,064
3.40%, 04/15/22 (b)	150,000	152,525
5.40%, 07/15/40 (b)	50,000	53,110
Thermo Fisher Scientific, Inc.
3.20%, 03/01/16	100,000	104,951
Zimmer Holdings, Inc.
5.75%, 11/30/39	400,000	469,400
Zoetis, Inc.
4.70%, 02/01/43 (b)	100,000	100,010

		28,235,048

Energy 1.6%
Anadarko Petroleum Corp.
6.38%, 09/15/17	500,000	590,117
6.45%, 09/15/36	100,000	122,184
Apache Corp.
6.90%, 09/15/18	350,000	435,660
6.00%, 01/15/37	150,000	177,890
Baker Hughes, Inc.
7.50%, 11/15/18	100,000	128,887
5.13%, 09/15/40	150,000	170,302
BP Capital Markets PLC
1.85%, 05/05/17	150,000	152,075
1.38%, 05/10/18	250,000	245,694
3.56%, 11/01/21	600,000	625,967
3.25%, 05/06/22	250,000	252,315
2.75%, 05/10/23	700,000	668,476

6

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Canadian Natural Resources Ltd.
5.70%, 05/15/17	250,000	288,292
6.25%, 03/15/38	200,000	236,900
Halliburton Co.
7.45%, 09/15/39	225,000	324,910
Hess Corp.
8.13%, 02/15/19	300,000	386,618
7.30%, 08/15/31	300,000	376,418
7.13%, 03/15/33	84,000	104,432
Husky Energy, Inc.
7.25%, 12/15/19	163,000	207,214
Kerr-McGee Corp.
6.95%, 07/01/24	250,000	308,739
Marathon Oil Corp.
0.90%, 11/01/15	100,000	99,964
2.80%, 11/01/22 (b)	200,000	193,148
Nabors Industries, Inc.
6.15%, 02/15/18	350,000	398,236
Nexen, Inc.
6.20%, 07/30/19	125,000	151,688
5.88%, 03/10/35	300,000	345,494
Noble Energy, Inc.
8.25%, 03/01/19	100,000	129,557
6.00%, 03/01/41 (b)	250,000	296,618
Occidental Petroleum Corp.
4.13%, 06/01/16	200,000	218,967
Petrohawk Energy Corp.
7.88%, 06/01/15 (b)	650,000	664,462
7.25%, 08/15/18 (b)	300,000	334,125
Phillips 66
5.88%, 05/01/42	150,000	175,085
Shell International Finance BV
5.20%, 03/22/17	500,000	574,194
3.63%, 08/21/42	250,000	231,927
Suncor Energy, Inc.
6.50%, 06/15/38	500,000	614,729
Tosco Corp.
7.80%, 01/01/27	750,000	1,051,563
Total Capital S.A.
2.30%, 03/15/16	150,000	155,865
4.13%, 01/28/21	350,000	387,435
Transocean, Inc.
4.95%, 11/15/15	200,000	216,725
6.00%, 03/15/18	300,000	344,359
6.38%, 12/15/21	500,000	584,492
Valero Energy Corp.
9.38%, 03/15/19	250,000	339,005
10.50%, 03/15/39	200,000	322,248
Weatherford International Ltd.
4.50%, 04/15/22 (b)	500,000	515,301
XTO Energy, Inc.
6.75%, 08/01/37	300,000	436,673

		14,584,950

Other Industrial 0.0%
Thomas & Betts Corp.
5.63%, 11/15/21	250,000	297,910

Technology 1.1%
Apple, Inc.
0.45%, 05/03/16	100,000	99,390
1.00%, 05/03/18	200,000	196,487
2.40%, 05/03/23	300,000	286,780
3.85%, 05/04/43	100,000	92,163
Arrow Electronics, Inc.
3.38%, 11/01/15	250,000	259,112
3.00%, 03/01/18	200,000	203,441
4.50%, 03/01/23 (b)	500,000	505,181
Cisco Systems, Inc.
5.50%, 02/22/16	700,000	788,101
4.45%, 01/15/20	800,000	906,750
5.90%, 02/15/39	150,000	184,971
Fiserv, Inc.
3.13%, 06/15/16	250,000	262,497
Harris Corp.
6.15%, 12/15/40	150,000	172,694
Hewlett-Packard Co.
2.60%, 09/15/17	300,000	305,348
4.65%, 12/09/21	350,000	361,045
6.00%, 09/15/41	400,000	404,930
Intel Corp.
1.95%, 10/01/16	250,000	258,388
International Business Machines Corp.
7.63%, 10/15/18	700,000	911,180
5.60%, 11/30/39	250,000	303,385
Microsoft Corp.
2.95%, 06/01/14	150,000	153,940
5.30%, 02/08/41	150,000	178,248
Motorola Solutions, Inc.
3.50%, 03/01/23	500,000	490,058
Oracle Corp.
3.75%, 07/08/14	800,000	828,759
5.25%, 01/15/16	100,000	111,580
2.50%, 10/15/22	1,000,000	960,625
5.38%, 07/15/40	100,000	116,415
Science Applications International Corp.
5.50%, 07/01/33	150,000	151,286
Xerox Corp.
4.25%, 02/15/15	800,000	840,725

		10,333,479

Transportation 0.4%
American Airlines Pass-Through Trust
4.00%, 07/15/25	200,000	201,500
Burlington Northern Santa Fe LLC
5.65%, 05/01/17	300,000	346,052
3.05%, 03/15/22 (b)	500,000	505,061
Canadian National Railway Co.
6.20%, 06/01/36	100,000	130,733
CSX Corp.
3.70%, 10/30/20 (b)	500,000	532,472
4.10%, 03/15/44 (b)	400,000	371,010
FedEx Corp.
2.63%, 08/01/22	200,000	192,706
3.88%, 08/01/42	200,000	183,791
Norfolk Southern Corp.
5.90%, 06/15/19	300,000	363,640
Ryder System, Inc.
3.15%, 03/02/15	200,000	206,964
Southwest Airlines Co.
5.25%, 10/01/14	500,000	526,442
5.13%, 03/01/17	200,000	220,041
United Parcel Service, Inc.
6.20%, 01/15/38	150,000	196,320

		3,976,732

		113,463,188

 7

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Utilities 2.4%

Electric 1.5%
Alabama Power Co.
4.10%, 01/15/42	100,000	96,898
Ameren Illinois Co.
2.70%, 09/01/22 (b)	400,000	394,026
Appalachian Power Co.
6.38%, 04/01/36	100,000	122,980
7.00%, 04/01/38	300,000	394,109
Commonwealth Edison Co.
1.95%, 09/01/16 (b)	500,000	515,714
Cons Edison Co. of New York, Inc.
5.30%, 03/01/35	350,000	407,307
Consumers Energy Co.
3.95%, 05/15/43	400,000	388,423
Dominion Resources, Inc.
4.45%, 03/15/21	450,000	503,725
5.25%, 08/01/33 (b)	500,000	562,199
Duke Energy Carolinas LLC
4.30%, 06/15/20	100,000	112,806
6.45%, 10/15/32	350,000	447,161
Duke Energy Florida, Inc.
4.55%, 04/01/20	750,000	853,171
Duke Energy Progress, Inc.
4.10%, 05/15/42 (b)	250,000	242,204
Exelon Generation Co. LLC
5.20%, 10/01/19	200,000	225,024
5.60%, 06/15/42 (b)	300,000	318,385
First Energy Corp.
4.25%, 03/15/23 (b)	1,000,000	987,722
7.38%, 11/15/31	150,000	169,754
Florida Power & Light Co.
6.20%, 06/01/36	500,000	645,731
Georgia Power Co.
4.75%, 09/01/40	200,000	208,790
National Rural Utilities Cooperative Finance Corp.
3.05%, 03/01/16	500,000	527,871
Pacific Gas & Electric Co.
3.50%, 10/01/20 (b)	200,000	214,896
6.05%, 03/01/34	300,000	373,967
5.80%, 03/01/37	400,000	479,358
Pacificorp
5.50%, 01/15/19	150,000	178,952
6.00%, 01/15/39	500,000	632,162
PPL Electric Utilities Corp.
2.50%, 09/01/22 (b)	400,000	390,761
PSEG Power LLC
5.13%, 04/15/20	150,000	168,293
8.63%, 04/15/31	500,000	726,147
San Diego Gas & Electric Co.
4.50%, 08/15/40	250,000	269,768
Sierra Pacific Power Co.
6.00%, 05/15/16	200,000	228,553
Southern California Edison Co.
5.50%, 08/15/18	500,000	599,270
4.50%, 09/01/40 (b)	275,000	291,111
The Southern Co.
2.38%, 09/15/15	800,000	828,471
TransAlta Corp.
4.50%, 11/15/22 (b)	250,000	249,328
Union Electric Co.
3.90%, 09/15/42 (b)	200,000	191,594
Westar Energy, Inc.
4.13%, 03/01/42 (b)	100,000	100,095

		14,046,726

Natural Gas 0.9%
CenterPoint Energy Resources Corp.
5.85%, 01/15/41 (b)	250,000	311,841
El Paso Pipeline Partners Operating Co., LLC
4.70%, 11/01/42 (b)	100,000	95,252
Energy Transfer Partners LP
9.00%, 04/15/19	187,000	244,288
5.20%, 02/01/22 (b)	500,000	551,664
6.63%, 10/15/36	550,000	629,827
5.15%, 02/01/43 (b)	500,000	484,522
Enterprise Products Operating LP
6.30%, 09/15/17	700,000	831,303
4.85%, 08/15/42 (b)	250,000	250,021
Kinder Morgan Energy Partners LP
6.00%, 02/01/17	300,000	343,906
6.85%, 02/15/20	400,000	495,901
6.95%, 01/15/38	250,000	309,566
5.00%, 08/15/42 (b)	200,000	198,497
Magellan Midstream Partners LP
4.20%, 12/01/42 (b)	250,000	232,080
Nisource Finance Corp.
5.25%, 02/15/43 (b)	300,000	312,421
Plains All American Pipeline LP
3.95%, 09/15/15	250,000	267,414
Sempra Energy
6.15%, 06/15/18	500,000	601,673
Southern Natural Gas Co.
5.90%, 04/01/17 (c)	150,000	174,351
Southwest Gas Corp.
3.88%, 04/01/22 (b)	100,000	107,471
TransCanada PipeLines Ltd.
6.50%, 08/15/18	325,000	399,671
6.20%, 10/15/37	150,000	184,958
Williams Partners LP
7.25%, 02/01/17	250,000	297,487
4.13%, 11/15/20 (b)	500,000	531,948

		7,856,062

Other Utilities 0.0%
Veolia Environment
6.00%, 06/01/18	250,000	295,159

		22,197,947

Total Corporate Bonds
(Cost $193,601,269)		202,756,615

U.S. Government and Government Agencies 44.8% of net assets

U.S. Government Agency Securities 8.7%
Egypt Government AID Bonds
4.45%, 09/15/15	1,000,000	1,089,941
Fannie Mae
0.50%, 05/27/15	1,000,000	1,003,090
4.38%, 10/15/15	2,000,000	2,186,828
2.38%, 04/11/16	1,000,000	1,052,971
1.25%, 09/28/16	3,000,000	3,059,265
5.38%, 06/12/17	1,000,000	1,178,129
1.20%, 07/17/17 (b)	1,000,000	993,229
0.88%, 08/28/17	2,500,000	2,486,955
1.50%, 10/17/19 (b)	4,000,000	3,927,668

8

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
6.63%, 11/15/30	500,000	723,558
Federal Farm Credit Bank
4.88%, 01/17/17	500,000	571,076
Federal Home Loan Bank
0.00%, 06/07/13 (e)	16,000,000	15,999,984
0.00%, 06/14/13 (e)	9,000,000	8,999,973
0.00%, 06/21/13 (e)	3,460,000	3,459,983
0.00%, 06/28/13 (e)	10,000,000	9,999,930
5.50%, 08/13/14	1,000,000	1,064,026
0.25%, 02/20/15	1,250,000	1,248,580
5.38%, 05/18/16	1,000,000	1,142,278
0.38%, 06/24/16	1,000,000	993,505
1.00%, 11/09/17 (b)	1,000,000	994,982
5.00%, 11/17/17	750,000	880,170
5.38%, 05/15/19	500,000	611,946
5.50%, 07/15/36	500,000	650,411
Freddie Mac
0.63%, 12/29/14	2,500,000	2,513,277
4.75%, 11/17/15	2,000,000	2,211,892
2.00%, 08/25/16	1,000,000	1,043,802
2.00%, 08/14/17 (b)	1,000,000	1,002,972
0.88%, 03/07/18	2,500,000	2,472,937
4.88%, 06/13/18	2,000,000	2,360,420
3.00%, 07/31/19 (b)	3,000,000	3,012,900
2.38%, 01/13/22	1,500,000	1,528,164
Tennessee Valley Authority
4.65%, 06/15/35	1,000,000	1,123,016

		81,587,858

U.S. Treasury Obligations 36.1%
U.S. Treasury Bonds
7.25%, 05/15/16	1,000,000	1,196,953
8.13%, 08/15/19	1,000,000	1,408,360
6.00%, 02/15/26	3,500,000	4,848,046
6.13%, 11/15/27	400,000	566,812
5.25%, 02/15/29	1,750,000	2,302,617
4.50%, 02/15/36	1,000,000	1,232,813
5.00%, 05/15/37	500,000	660,235
3.50%, 02/15/39	1,000,000	1,052,656
4.25%, 05/15/39	1,000,000	1,190,156
4.38%, 11/15/39	500,000	606,485
4.63%, 02/15/40	2,500,000	3,151,953
4.38%, 05/15/40	1,750,000	2,124,063
3.88%, 08/15/40	5,300,000	5,931,861
4.25%, 11/15/40	1,650,000	1,963,500
4.75%, 02/15/41	1,450,000	1,864,382
4.38%, 05/15/41	1,250,000	1,517,774
3.75%, 08/15/41	2,000,000	2,188,126
3.13%, 11/15/41	2,285,000	2,221,806
3.13%, 02/15/42	2,230,000	2,166,585
2.75%, 08/15/42	1,925,000	1,725,582
2.75%, 11/15/42	2,000,000	1,790,626
3.13%, 02/15/43	1,000,000	968,281
U.S. Treasury Notes
2.63%, 06/30/14	850,000	872,512
0.63%, 07/15/14	1,000,000	1,005,117
0.13%, 07/31/14	2,500,000	2,498,928
2.63%, 07/31/14	1,000,000	1,028,438
0.50%, 08/15/14	3,750,000	3,764,797
4.25%, 08/15/14	1,000,000	1,048,906
2.38%, 08/31/14	2,575,000	2,645,110
0.25%, 09/15/14	4,000,000	4,003,284
0.50%, 10/15/14	10,000,000	10,040,630
2.38%, 10/31/14	2,600,000	2,678,712
4.25%, 11/15/14	4,750,000	5,025,908
2.13%, 11/30/14	3,500,000	3,598,710
0.25%, 12/15/14	1,000,000	1,000,313
2.63%, 12/31/14	1,530,000	1,587,554
0.25%, 01/15/15	8,000,000	8,000,000
2.25%, 01/31/15	2,050,000	2,117,666
0.25%, 02/15/15	2,000,000	1,999,298
4.00%, 02/15/15	2,000,000	2,126,328
0.38%, 03/15/15	6,000,000	6,010,080
2.50%, 04/30/15	5,800,000	6,042,875
0.25%, 05/15/15	8,250,000	8,241,948
4.13%, 05/15/15	1,000,000	1,074,024
2.13%, 05/31/15	7,000,000	7,252,112
0.38%, 06/15/15	4,265,000	4,269,999
4.25%, 08/15/15	1,000,000	1,085,469
1.25%, 08/31/15	4,000,000	4,080,624
0.25%, 09/15/15	5,000,000	4,987,110
1.25%, 09/30/15	2,000,000	2,040,938
0.25%, 10/15/15	3,500,000	3,489,608
0.38%, 11/15/15	2,000,000	1,999,062
4.50%, 11/15/15	1,000,000	1,099,766
1.38%, 11/30/15	1,000,000	1,024,063
0.25%, 12/15/15	1,000,000	995,860
2.13%, 12/31/15	2,700,000	2,818,336
2.00%, 01/31/16	2,250,000	2,342,637
0.38%, 02/15/16	4,000,000	3,991,876
4.50%, 02/15/16	1,000,000	1,108,594
2.13%, 02/29/16	1,000,000	1,045,469
0.38%, 03/15/16	2,000,000	1,994,844
0.25%, 04/15/16	8,000,000	7,946,248
2.63%, 04/30/16	1,000,000	1,061,094
0.25%, 05/15/16	6,500,000	6,452,264
5.13%, 05/15/16	1,000,000	1,134,922
3.25%, 05/31/16	1,000,000	1,081,016
3.25%, 06/30/16	1,000,000	1,082,656
1.50%, 07/31/16	1,000,000	1,029,219
3.25%, 07/31/16	1,850,000	2,006,382
4.88%, 08/15/16	1,000,000	1,136,094
1.00%, 08/31/16	1,500,000	1,519,571
3.00%, 08/31/16	2,100,000	2,262,422
3.00%, 09/30/16	1,000,000	1,078,672
1.00%, 10/31/16	2,000,000	2,024,532
4.63%, 11/15/16	1,000,000	1,135,781
2.75%, 11/30/16	5,000,000	5,360,155
0.88%, 12/31/16	3,750,000	3,775,196
3.13%, 01/31/17	3,700,000	4,024,619
0.88%, 02/28/17	4,500,000	4,524,610
1.00%, 03/31/17	1,500,000	1,513,829
3.25%, 03/31/17	2,000,000	2,189,688
3.13%, 04/30/17	5,250,000	5,728,243
4.50%, 05/15/17	3,000,000	3,435,234
0.63%, 05/31/17	2,500,000	2,482,618
2.38%, 07/31/17	3,500,000	3,721,210
0.63%, 08/31/17	2,000,000	1,979,532
0.63%, 09/30/17	1,000,000	988,438
4.25%, 11/15/17	3,000,000	3,438,282
0.63%, 11/30/17	3,000,000	2,959,218
0.75%, 12/31/17	1,000,000	990,469
2.63%, 01/31/18	2,000,000	2,152,188
3.50%, 02/15/18	1,000,000	1,116,953
0.75%, 03/31/18	3,000,000	2,962,032
2.88%, 03/31/18	3,000,000	3,265,314
3.88%, 05/15/18	3,000,000	3,414,609
1.00%, 05/31/18	3,000,000	2,995,314
4.00%, 08/15/18	2,000,000	2,297,812

 9

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
1.50%, 08/31/18	2,000,000	2,040,312
1.38%, 09/30/18	2,000,000	2,025,156
1.75%, 10/31/18	4,000,000	4,127,188
3.75%, 11/15/18	3,000,000	3,416,016
1.38%, 11/30/18	4,500,000	4,549,572
1.38%, 12/31/18	2,000,000	2,020,000
2.75%, 02/15/19	1,500,000	1,626,797
1.50%, 03/31/19	2,000,000	2,027,656
1.00%, 06/30/19	1,500,000	1,471,524
3.38%, 11/15/19	3,000,000	3,372,423
1.00%, 11/30/19	1,500,000	1,460,508
3.63%, 02/15/20	5,000,000	5,702,735
1.13%, 03/31/20	4,500,000	4,387,851
1.13%, 04/30/20	1,000,000	973,360
1.38%, 05/31/20	1,500,000	1,483,829
2.63%, 08/15/20	5,875,000	6,290,380
3.63%, 02/15/21	2,000,000	2,279,532
3.13%, 05/15/21	6,600,000	7,269,801
2.13%, 08/15/21	5,500,000	5,623,750
2.00%, 02/15/22	3,000,000	3,015,234
1.75%, 05/15/22	1,250,000	1,225,195
1.63%, 08/15/22	4,000,000	3,858,752
1.63%, 11/15/22	2,500,000	2,400,195
2.00%, 02/15/23	4,000,000	3,958,124
1.75%, 05/15/23	1,000,000	965,313

		338,554,816

Total U.S. Government and Government Agencies
(Cost $406,452,403)		420,142,674

Commercial Mortgage Backed Securities 1.7% of net assets

Banc of America Commercial Mortgage Trust
Series 2007-4 Class A4
5.74%, 02/10/51 (a)(b)	3,000,000	3,450,412
Banc of America Commercial Mortgage, Inc.
Series 2005-3 Class AJ
4.77%, 07/10/43 (a)(b)	1,100,000	1,096,734
Series 2006-3 Class AM
5.86%, 07/10/44 (a)(b)	800,000	844,296
Series 2007-1 Class A4
5.45%, 01/15/49 (b)	1,000,000	1,128,716
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10 Class A4
5.41%, 12/11/40 (b)	2,237,000	2,446,349
Credit Suisse Mortgage Capital Certificates
Series 2006-C1 Class AM
5.40%, 02/15/39 (a)(b)	650,000	711,469
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9 Class A4
5.44%, 03/10/39 (b)	800,000	903,926
GS Mortgage Securities Corp II
Series 2006-GG6 Class A4
5.55%, 04/10/38 (a)(b)	1,100,000	1,211,572
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP5 Class AJ
5.32%, 12/15/44 (a)(b)	1,025,000	1,108,430
Series 2007-LD12 Class A3
5.93%, 02/15/51 (a)(b)	2,000,000	2,089,911
Series 2007-LD12-A Class A2
5.83%, 02/15/51 (b)	29,326	30,016
Merrill Lynch Mortgage Trust
Series 2005-LC1 Class AM
5.31%, 01/12/44 (a)(b)	700,000	765,729

Total Commercial Mortgage Backed Securities
(Cost $14,119,790)		15,787,560

Asset-Backed Obligations 0.3% of net assets

Chase Issuance Trust
Series 2007-A3 Class A3
5.23%, 04/15/19 (b)	1,515,000	1,743,322
Citibank Credit Card Issuance Trust
Series 2005-A2 Class A2
4.85%, 03/10/17 (b)	700,000	753,578
Discover Card Master Trust
Series 2012-A1 Class A1
0.81%, 08/15/17 (b)	600,000	602,981
Honda Auto Receivables Owner Trust
Series 2012-4 Class A3
0.52%, 08/18/16 (b)	200,000	200,014

Total Asset-Backed Obligations
(Cost $3,341,054)		3,299,895

Foreign Securities 4.9% of net assets

Foreign Agencies 1.5%

Austria 0.0%
Oesterreichische Kontrollbank AG
1.13%, 07/06/15	400,000	405,223

Canada 0.1%
Pemex Project Funding Master Trust
6.63%, 06/15/35	600,000	690,000

Cayman Islands 0.1%
Petrobras International Finance Co.
3.88%, 01/27/16	500,000	524,192
5.75%, 01/20/20	200,000	218,514
5.38%, 01/27/21	500,000	531,167

		1,273,873

Germany 0.7%
Kreditanstalt Fuer Wiederaufbau
1.25%, 10/26/15 (d)	1,000,000	1,018,200
2.63%, 02/16/16 (d)	1,000,000	1,054,089
4.88%, 01/17/17 (d)	850,000	972,198
4.50%, 07/16/18 (d)	1,900,000	2,199,898
4.00%, 01/27/20 (d)	250,000	284,998
2.75%, 09/08/20 (d)	750,000	791,878

		6,321,261

Japan 0.1%
Japan Finance Corp.
2.88%, 02/02/15	300,000	312,081
2.50%, 01/21/16	400,000	418,692
2.25%, 07/13/16	300,000	314,051

		1,044,824

Mexico 0.1%
Petroleos Mexicanos
4.88%, 03/15/15	425,000	450,288
5.50%, 01/21/21	500,000	557,500

		1,007,788

10

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Netherlands 0.2%
Petrobras Global Finance BV
4.38%, 05/20/23	1,250,000	1,216,974
5.63%, 05/20/43	350,000	327,448

		1,544,422

Norway 0.1%
Statoil ASA
2.90%, 10/15/14	150,000	154,991
3.13%, 08/17/17	200,000	214,268
5.10%, 08/17/40	250,000	278,475

		647,734

Republic of Korea 0.1%
Export-Import Bank of Korea
4.00%, 01/11/17	600,000	643,696
Korea Development Bank
3.00%, 09/14/22	500,000	477,374

		1,121,070

		14,056,195

Foreign Local Government 0.5%

Canada 0.5%
Province of British Columbia
2.00%, 10/23/22	400,000	383,535
Province of Manitoba
1.13%, 06/01/18	650,000	643,247
Province of Ontario
4.00%, 10/07/19	400,000	449,944
4.40%, 04/14/20	975,000	1,118,832
Province of Quebec
5.13%, 11/14/16	450,000	514,402
7.50%, 09/15/29	650,000	942,401

		4,052,361

Sovereign 1.5%

Brazil 0.2%
Federative Republic of Brazil
6.00%, 01/17/17	500,000	569,500
4.88%, 01/22/21	250,000	281,875
8.88%, 04/15/24	675,000	995,625
5.63%, 01/07/41	500,000	558,750

		2,405,750

Chile 0.1%
Republic of Chile
3.88%, 08/05/20	600,000	652,500
3.63%, 10/30/42	200,000	182,000

		834,500

Colombia 0.1%
Republic of Colombia
7.38%, 09/18/37	650,000	892,125

Italy 0.2%
Republic of Italy
3.13%, 01/26/15	550,000	564,361
5.38%, 06/12/17	700,000	771,121
6.88%, 09/27/23	250,000	301,750
5.38%, 06/15/33	300,000	313,929

		1,951,161

Mexico 0.3%
United Mexican States
5.63%, 01/15/17	300,000	340,500
3.63%, 03/15/22	1,650,000	1,711,875
6.75%, 09/27/34	750,000	961,875
6.05%, 01/11/40	150,000	178,500

		3,192,750

Panama 0.1%
Republic of Panama
7.25%, 03/15/15	200,000	221,900
6.70%, 01/26/36	200,000	256,500

		478,400

Peru 0.1%
Republic of Peru
7.13%, 03/30/19	650,000	815,750

Poland 0.1%
Republic of Poland
5.13%, 04/21/21	750,000	855,000

South Africa 0.1%
Republic of South Africa
6.88%, 05/27/19	500,000	598,125

Turkey 0.2%
Republic of Turkey
5.63%, 03/30/21	1,000,000	1,170,000
7.38%, 02/05/25	500,000	658,750
4.88%, 04/16/43	500,000	497,500

		2,326,250

		14,349,811

Supranational 1.4%
African Development Bank
2.50%, 03/15/16	350,000	368,273
Asian Development Bank
2.50%, 03/15/16	1,150,000	1,211,766
5.59%, 07/16/18	500,000	601,133
European Bank for Reconstruction & Development
2.50%, 03/15/16	500,000	525,959
European Investment Bank
1.63%, 09/01/15	400,000	409,826
2.50%, 05/16/16	800,000	843,290
5.13%, 05/30/17	1,900,000	2,206,839
1.00%, 06/15/18	1,000,000	984,839
2.88%, 09/15/20	800,000	844,506
4.88%, 02/15/36	150,000	176,934
Inter-American Development Bank
2.25%, 07/15/15	500,000	519,509
1.13%, 03/15/17	500,000	504,604
3.88%, 09/17/19	500,000	570,906
International Bank for Reconstruction & Development
2.38%, 05/26/15	1,000,000	1,040,070
2.13%, 03/15/16	800,000	835,519
International Finance Corp.
2.75%, 04/20/15	350,000	365,583
2.25%, 04/11/16	500,000	523,682
Nordic Investment Bank
0.50%, 04/14/16	750,000	748,280

		13,281,518

Total Foreign Securities
(Cost $44,598,130)		45,739,885

 11

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Municipal Bonds 1.0% of net assets

Fixed-Rate Obligations 1.0%
Bay Area Toll Auth
San Francisco Bay Area Toll Bridge RB (Build America Bonds) Series 2009F2
6.26%, 04/01/49	1,050,000	1,398,873
California
GO (Build America Bonds) Series 2009
7.50%, 04/01/34	1,000,000	1,389,130
Catholic Health Initiatives
1.60%, 11/01/17	150,000	149,372
Connecticut
GO (Build America Bonds) Series 2010D
5.09%, 10/01/30	100,000	113,963
GO (Teachers’ Retirement Fund) Series 2008A
5.85%, 03/15/32	300,000	367,029
East Bay Municipal Utility District
Water System RB (Build America Bonds) Series 2010
5.87%, 06/01/40	700,000	885,871
Illinois
GO Bonds Series 2011
5.37%, 03/01/17	750,000	827,062
JobsOhio Beverage System
Statewide Senior Lien Liquor Profits RB Series 2013B
3.99%, 01/01/29	750,000	763,470
Maryland State Transportation Auth
RB (Build America Bonds) Series 2009B
5.89%, 07/01/43	100,000	125,836
Metropolitan Government of Nashville & Davidson Cnty
GO (Build America Bonds) Series 2010B
5.71%, 07/01/34	200,000	240,138
Metropolitan Transportation Authority
GO (Build America Bonds) Series 2010E
6.81%, 11/15/40	350,000	457,030
New Jersey State Turnpike Auth
RB (Build America Bonds) Series 2009F
7.41%, 01/01/40	100,000	144,784
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	700,000	980,728
New York City Municipal Water Finance Auth
Water and Sewer Systems Second General Resolution RB (Build America Bonds) Series 2011CC
5.88%, 06/15/44	150,000	189,596
President and Fellows of Harvard College
3.62%, 10/01/37	400,000	380,362
Texas State Transportation Commission
RB (Build America Bonds) Series 2010B
5.03%, 04/01/26	600,000	720,234

Total Municipal Bonds
(Cost $8,058,355)		9,133,478

	Number	Value
Security	of Shares	($)

Other Investment Company 0.5% of net assets

Money Market Fund 0.5%
State Street Institutional U.S. Government Money Market Fund	5,026,428	5,026,428

Total Other Investment Company
(Cost $5,026,428)		5,026,428

End of Investments.

End of Collateral Invested for Securities on Loan.

At 05/31/13, the tax basis cost of the fund’s investments was $1,001,930,557 and the unrealized appreciation and depreciation were $35,316,813 and ($6,393,554), respectively, with a net unrealized appreciation of $28,923,259.

(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,649,800 or 0.2% of net assets.
(d)	Guaranteed by the Republic of Germany.
(e)	Zero coupon bond.

GO —	General obligation
RB —	Revenue bond
REIT —	Real Estate Investment Trust

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.

12

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

 13

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total[2]

Mortgage-Backed Securities[1]	$—	$328,967,281	$—	$328,967,281
Corporate Bonds[1]	—	89,293,427	—	89,293,427
Industrial[1]	—	109,486,456	—	109,486,456
Transportation	—	3,775,232	201,500	3,976,732
U.S. Government and Government Agencies[1]	—	420,142,674	—	420,142,674
Commercial Mortgage Backed Securities	—	15,787,560	—	15,787,560
Asset-Backed Obligations	—	3,299,895	—	3,299,895
Foreign Securities[1]	—	45,739,885	—	45,739,885
Municipal Bonds[1]	—	9,133,478	—	9,133,478
Other Investment Company[1]	5,026,428	—	—	5,026,428

Total	$5,026,428	$1,025,625,888	$201,500	$1,030,853,816

[1]	As categorized in Portfolio Holdings.
[2]	The fund had no Other Financial Instruments.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in					Balance
	as of	Accrued	Realized	Unrealized			Gross	Gross	as of
	August 31,	Discounts	Gain	Gains	Gross	Gross	Transfers	Transfers	May 31,
Investments in Securities	2012	(Premiums)	(Loss)	(Losses)	Purchases	Sales	in	out	2013

Corporate Bonds	$—	$—	$—	$1,500	$200,000	$—	$—	$—	$201,500

Total	$—	$—	$—	$1,500	$200,000	$—	$—	$—	$201,500

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2013.

REG406017MAY13

14

Schwab Investments
Schwab GNMA Fund™

Portfolio Holdings as of May 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

120.9%		Mortgage-Backed Securities	569,697,059	573,649,548
0.3%		Other Investment Company	1,397,524	1,397,524

121.2%		Total Investments	571,094,583	575,047,072
(7	.7)%	TBA Sale Commitments	(36,891,563)	(36,742,508)
(13	.5)%	Other Assets and Liabilities, Net		(63,945,982)

100.0%		Net Assets		474,358,582

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Mortgage-Backed Securities 120.9% of net assets

U.S. Government Agency Mortgages 120.9%
Fannie Mae
3.00%, 06/01/27 (b)	1,317,629	1,386,573
5.45%, 12/01/31 to 07/01/32 (b)	240,436	262,876
5.49%, 09/01/29 to 09/01/31 (b)	174,055	189,949
5.50%, 09/01/17 (b)	146,883	157,228
5.81%, 12/01/31 to 01/01/32 (b)	199,966	221,310
6.50%, 04/01/31 (b)	201,443	231,472
7.17%, 11/01/30 (b)	19,230	19,308
Fannie Mae REMICS
3.75%, 05/25/33 (b)	1,291,224	1,316,843
4.50%, 07/25/19 (b)	131,558	132,896
7.00%, 09/25/22 (b)	97,104	109,546
Fannie Mae TBA
2.50%, 06/01/28 to 07/01/28 (b)	1,500,000	1,528,809
Federal Home Loan Bank
0.00%, 06/07/13 (c)	11,209,000	11,208,989
0.00%, 06/12/13 (c)	15,000,000	14,999,955
Freddie Mac
0.00%, 06/24/13 (c)	15,000,000	14,999,910
4.00%, 12/01/20 (b)	1,288,424	1,365,459
Freddie Mac REMICS
2.00%, 07/15/20 (b)	807,498	813,486
4.00%, 11/15/23 to 02/15/33 (b)	1,259,173	1,287,970
4.50%, 03/15/19 (b)	290,271	292,314
5.00%, 02/15/32 to 08/15/32 (b)	197,263	199,337
6.50%, 03/15/14 (b)	23,087	429
Ginnie Mae
1.63%, 12/20/30 to 02/20/32 (a)(b)	84,401	88,301
1.75%, 07/20/24 to 04/20/37 (a)(b)	610,253	640,063
2.25%, 08/20/33 (a)(b)	83,932	87,632
2.50%, 04/15/27 to 10/20/27 (b)	1,406,810	1,443,607
3.00%, 02/20/27 to 04/20/43 (b)	13,448,368	13,831,853
3.50%, 02/20/16 (a)(b)	26,602	27,839
3.50%, 01/15/26 to 05/20/43 (b)	78,722,640	82,727,600
4.00%, 12/15/24 to 04/20/43 (b)	55,402,382	59,236,426
4.25%, 09/20/41 (b)	370,892	394,600
4.38%, 05/15/29 to 04/15/32 (b)	440,035	472,475
4.50%, 12/15/17 to 10/20/41 (b)	81,557,654	88,155,637
4.63%, 07/20/40 to 12/20/40 (b)	7,743,303	8,412,148
4.75%, 06/15/28 (b)	124,077	134,771
5.00%, 11/15/17 to 04/20/40 (b)	76,907,610	84,114,151
5.13%, 03/15/31 (b)	208,328	227,130
5.25%, 04/15/31 to 11/15/31 (b)	454,098	495,080
5.45%, 05/15/29 to 02/15/33 (b)	5,828,670	6,351,524
5.49%, 10/20/28 to 08/15/32 (b)	4,109,933	4,494,890
5.50%, 04/15/17 to 12/20/34 (b)	29,273,438	32,388,682
5.81%, 06/20/31 to 02/20/32 (b)	491,241	538,805
5.90%, 07/15/31 to 05/15/32 (b)	351,117	384,182
6.00%, 09/20/13 to 11/15/39 (b)	16,306,780	18,285,343
6.05%, 09/15/31 (b)	63,910	72,305
6.10%, 07/20/28 to 08/15/31 (b)	1,864,437	2,084,790
6.15%, 04/20/29 to 04/20/30 (b)	914,831	1,019,121
6.25%, 10/20/28 to 03/20/30 (b)	1,820,564	2,028,696
6.50%, 09/20/13 to 08/20/34 (b)	8,278,048	9,540,953
7.00%, 07/15/13 to 04/15/39 (b)	2,874,280	3,350,703
7.10%, 12/15/30 (b)	60,392	62,366
7.17%, 04/20/30 to 03/20/31 (b)	310,209	358,765
7.50%, 06/15/17 to 11/15/37 (b)	343,347	393,153
8.00%, 07/15/26 to 02/15/30 (b)	73,397	80,705
8.50%, 08/20/25 to 01/20/30 (b)	13,150	14,769
9.00%, 09/20/15 to 09/20/30 (b)	306,897	335,784
13.00%, 07/20/14 (b)	2	2
Ginnie Mae TBA
2.50%, 06/01/43 (b)	2,500,000	2,407,813
3.00%, 06/01/43 to 07/01/43 (b)	55,000,000	55,928,124
3.50%, 06/01/43 to 07/01/43 (b)	18,000,000	18,882,773
4.00%, 06/01/43 (b)	13,000,000	13,801,328
4.50%, 06/01/43 (b)	9,000,000	9,630,000

Total Mortgage-Backed Securities
(Cost $569,697,059)		573,649,548

	Number	Value
Security	of Shares	($)

Other Investment Company 0.3% of net assets

Money Market Fund 0.3%
State Street Institutional U.S. Government Money Market Fund	1,397,524	1,397,524

Total Other Investment Company
(Cost $1,397,524)		1,397,524

End of Investments.

 1

 Schwab GNMA Fund

Portfolio Holdings (Unaudited) continued

At 05/31/13, the tax basis cost of the fund’s investments was $571,106,146 and the unrealized appreciation and depreciation were $9,505,835 and ($5,564,909), respectively, with a net unrealized appreciation of $3,940,926.

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

TBA Sale Commitments 7.7% of net assets

U.S. Government Agency Mortgages 7.7%
Ginnie Mae TBA
5.00%, 06/01/43 (b)	26,000,000	28,071,880
5.50%, 06/01/43 (b)	8,000,000	8,670,628

Total TBA Sale Commitments
(Proceeds $36,891,563)		36,742,508

(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Zero coupon bond.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

2

 Schwab GNMA Fund

Portfolio Holdings (Unaudited) continued

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2013:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Mortgage-Backed Securities[1]	$—	$573,649,548	$—	$573,649,548
Other Investment Company[1]	1,397,524	—	—	1,397,524

Total	$1,397,524	$573,649,548	$—	$575,047,072

Liabilities Valuation Input

Other Financial Instruments
TBA Sale Commitments[1]	$—	($36,742,508)	$—	($36,742,508)

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2013.

REG406018MAY13

 3

Schwab Investments
Schwab Treasury Inflation Protected Securities Index Fund

Portfolio Holdings as of May 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

		Cost	Value
Holdings by Category		($)	($)

99.5%	U.S. Government Securities	344,221,927	367,995,696
0.4%	Other Investment Company	1,665,207	1,665,207

99.9%	Total Investments	345,887,134	369,660,903
0.1%	Other Assets and Liabilities, Net		212,531

100.0%	Net Assets		369,873,434

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

U.S. Government Securities 99.5% of net assets

U.S. Treasury Obligations 99.5%
U.S. Treasury Inflation Protected Securities
2.00%, 07/15/14	10,285,801	10,650,638
1.63%, 01/15/15	10,202,612	10,641,018
0.50%, 04/15/15	10,042,087	10,330,797
1.88%, 07/15/15	8,950,716	9,571,627
2.00%, 01/15/16	8,783,448	9,513,528
0.13%, 04/15/16	17,651,828	18,261,345
2.50%, 07/15/16	8,586,271	9,611,301
2.38%, 01/15/17	7,444,329	8,385,366
0.13%, 04/15/17	19,859,847	20,710,047
2.63%, 07/15/17	6,389,983	7,401,389
1.63%, 01/15/18	6,743,828	7,562,596
0.13%, 04/15/18	7,984,636	8,378,837
1.38%, 07/15/18	6,648,855	7,471,651
2.13%, 01/15/19	6,190,153	7,224,094
1.88%, 07/15/19	7,031,080	8,209,910
1.38%, 01/15/20	8,524,612	9,660,772
1.25%, 07/15/20	13,105,950	14,865,031
1.13%, 01/15/21	14,991,757	16,793,166
0.63%, 07/15/21	15,913,904	17,259,107
0.13%, 01/15/22	17,564,385	18,113,272
0.13%, 07/15/22	18,117,122	18,674,767
0.13%, 01/15/23	18,211,219	18,547,033
2.38%, 01/15/25	11,656,415	14,692,562
2.00%, 01/15/26	8,478,547	10,370,365
2.38%, 01/15/27	6,821,083	8,721,368
1.75%, 01/15/28	6,843,820	8,165,499
3.63%, 04/15/28	6,792,363	9,983,687
2.50%, 01/15/29	6,602,107	8,646,714
3.88%, 04/15/29	7,914,482	12,085,652
3.38%, 04/15/32	2,648,805	3,965,341
2.13%, 02/15/40	3,962,881	5,158,561
2.13%, 02/15/41	5,324,828	6,945,599
0.75%, 02/15/42	8,714,305	8,279,984
0.63%, 02/15/43	3,452,142	3,143,072

Total U.S. Government Securities
(Cost $344,221,927)		367,995,696

	Number	Value
Security	of Shares	($)

Other Investment Company 0.4% of net assets

Money Market Fund 0.4%
State Street Institutional U.S. Government Money Market Fund	1,665,207	1,665,207

Total Other Investment Company
(Cost $1,665,207)		1,665,207

End of Investments.

At 05/31/13, the tax basis cost of the fund’s investments was $347,320,297 and the unrealized appreciation and depreciation were $25,573,136 and ($3,232,530), respectively, with a net unrealized appreciation of $22,340,606.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

 1

 Schwab Treasury Inflation Protected Securities Index Fund

Portfolio Holdings (Unaudited) continued

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes

2

 Schwab Treasury Inflation Protected Securities Index Fund

Portfolio Holdings (Unaudited) continued

in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total[2]

U.S. Government Securities[1]	$—	$367,995,696	$—	$367,995,696
Other Investment Company[1]	1,665,207	—	—	1,665,207

Total	$1,665,207	$367,995,696	$—	$369,660,903

[1]	As categorized in Portfolio Holdings.
[2]	The fund had no Other Financial Instruments.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2013.

REG406019MAY13

 3

Schwab Investments
Schwab Tax-Free Bond Fund™

Portfolio Holdings as of May 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

		Cost	Value
Holdings by Category		($)	($)

94.2%	Fixed-Rate Obligations	633,151,263	659,080,878
4.0%	Variable-Rate Obligations	28,015,000	28,492,082

98.2%	Total Investments	661,166,263	687,572,960
1.8%	Other Assets and Liabilities, Net		12,256,706

100.0%	Net Assets		699,829,666

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)

Fixed-Rate Obligations 94.2% of net assets

ALABAMA 1.0%
Birmingham
GO Bonds Series 2013A	0.00%	03/01/43	(b)(g)	500,000	446,815
GO Refunding Warrants Series 2010A	5.00%	02/01/18	(f)	1,260,000	1,476,140
Camden IDB
Facilities RB (Weyerhaeuser) Series 2003A	6.13%	12/01/24	(b)(f)(h)	1,725,000	1,774,749
Huntsville
Water Revenue Warrant Series 2008	5.00%	11/01/15		250,000	275,913
Pell Special Care Facilities Financing Auth
RB (Noland Health Services) Series 2012A	5.00%	12/01/19		1,790,000	2,059,986
RB (Noland Health Services) Series 2012A	5.00%	12/01/20		1,000,000	1,150,610

					7,184,213

ALASKA 0.5%
Alaska Housing Finance Corp
State Capital Project Bonds II Series 2012A	3.00%	06/01/16		2,080,000	2,218,694
State Capital Project Bonds II Series 2012A	5.00%	12/01/17		1,105,000	1,294,298

					3,512,992

ARIZONA 1.2%
Glendale IDA
RB (Midwestern Univ) Series 2010	5.00%	05/15/15		415,000	442,647
Maricopa Cnty UHSD No. 210 (Phoenix)
GO Bonds Series 2012A	3.00%	07/01/21		450,000	473,760
GO Bonds Series 2012A	4.00%	07/01/26	(b)	425,000	457,130
Payson USD No.10
GO Bonds Series 2008B	5.75%	07/01/28	(b)(f)	1,375,000	1,618,884
Phoenix Civic Improvement Corp
Sr Lien Airport Refunding RB Series 2008C	5.00%	07/01/13		75,000	75,269
Pima Cnty
COP Series 2013A	5.00%	12/01/17		550,000	640,805
COP Series 2013A	5.00%	12/01/18		400,000	472,576
COP Series 2013A	5.00%	12/01/19		500,000	591,525
GO Bonds Series 2012A	4.00%	07/01/22		625,000	700,669
Refunding COP Series 2013B	5.00%	12/01/16		625,000	713,050
Univ Medical Center Corp
Hospital RB Series 2009	5.00%	07/01/14		615,000	641,845
Hospital RB Series 2009	5.00%	07/01/15		170,000	182,274

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Hospital RB Series 2009	5.50%	07/01/16		250,000	277,365
Hospital RB Series 2009	6.00%	07/01/18		450,000	530,928
Hospital RB Series 2009	5.75%	07/01/19		300,000	355,350
Yavapai Cnty IDA
Hospital Refunding RB (Northern Arizona Healthcare) Series 2011	3.00%	10/01/13		600,000	605,190

					8,779,267

ARKANSAS 0.6%
Cabot
Sales & Use Tax Refunding & Improvement Bonds Series 2013	2.55%	06/01/43	(b)(e)	1,500,000	1,496,610
Fort Smith
Sales & Use Tax Refunding Bonds Series 2012	2.38%	05/01/27	(b)	640,000	643,981
Little Rock
Library Construction & Refunding Bonds Series 2012	3.10%	03/01/32	(b)	2,250,000	2,184,345

					4,324,936

CALIFORNIA 16.3%
Anaheim Public Financing Auth
Lease Refunding RB Series 2008	5.00%	08/01/17		955,000	1,105,030
Bellflower USD
GO Bonds Series 2012A	4.25%	08/01/42	(b)	2,680,000	2,666,546
California
GO Bonds	4.00%	09/01/16		635,000	699,618
GO Bonds	5.00%	10/01/18		3,000,000	3,575,760
GO Bonds	5.00%	11/01/32	(b)(f)	1,240,000	1,360,392
GO Bonds	5.00%	04/01/38	(b)	1,000,000	1,072,860
California Dept of Water Resources
Power Supply RB Series 2005G4	5.00%	05/01/16	(f)	750,000	846,765
California Educational Facilities Auth
RB (Univ of San Francisco) Series 2011	5.00%	10/01/21		750,000	887,595
California Health Facilities Financing Auth
RB (Children’s Hospital Orange Cnty) Series 2009A	6.50%	11/01/38	(b)(f)	1,850,000	2,208,086
RB (Community Program for Persons with Developmental Disabilities) Series 2011A	5.50%	02/01/21	(a)	310,000	367,772
Refunding RB (NCROC - Paradise Valley Estates) Series 2013	5.00%	01/01/19	(a)	1,000,000	1,152,300
Refunding RB (NCROC - Paradise Valley Estates) Series 2013	3.00%	01/01/21	(a)	1,250,000	1,272,937
Refunding RB (NCROC - Paradise Valley Estates) Series 2013	4.00%	01/01/22	(a)	1,075,000	1,159,076
California Infrastructure & Economic Development Bank
RB (Sanford Consortium) Series 2010A	5.00%	05/15/27	(b)(f)	2,005,000	2,243,996
RB (Sanford Consortium) Series 2010A	5.00%	05/15/28	(b)(f)	2,060,000	2,296,014
California Public Works Board
Lease RB (Judicial Council of California) Series 2013A	5.00%	03/01/28	(b)	1,000,000	1,111,490
Lease RB Series 2012A	5.00%	04/01/24	(b)(f)	3,350,000	3,896,854
California Statewide Communities Development Auth
RB (Proposition 1A Receivables) Series 2009	5.00%	06/15/13	(f)	4,000,000	4,006,320
RB (St. Joseph Health) Series 2000	4.50%	07/01/18	(f)	1,875,000	1,994,869
East Bay Municipal Utility District
Water System Refunding RB Series 2013A	5.00%	06/01/18		1,000,000	1,197,420
Water System Refunding RB Series 2013A	5.00%	06/01/19		1,000,000	1,215,730
Emery USD
GO Bonds Series 2011A	6.50%	08/01/31	(b)	2,500,000	3,057,800
GO Bonds Series 2012D	0.00%	08/01/42	(b)(g)	3,500,000	731,885
Golden State Tobacco Securitization Corp
Tobacco Settlement Asset-Backed Bonds Series 2003A1	6.25%	06/01/33	(b)(f)(h)	1,620,000	1,620,000
Jefferson UHSD
GO Bonds Series 2006D	0.00%	08/01/37	(b)(g)	1,545,000	290,306
GO Bonds Series 2006D	0.00%	08/01/39	(b)(g)	3,750,000	590,625
Kern Cnty
Refunding COP 2011 Series A	5.00%	11/01/16		1,935,000	2,161,743
Los Angeles
Judgment Obligation Bonds Series 2010A	4.00%	06/01/19		4,245,000	4,734,618
Los Angeles Cnty
Refunding COP 2012	5.00%	03/01/23		1,500,000	1,761,360

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Los Angeles Dept of Water & Power
Power System RB Series 2012C	5.00%	01/01/16	(b)	1,230,000	1,358,535
Los Angeles Municipal Improvement Corp
Lease RB (Capital Equipment) Series 2009A	5.00%	04/01/17		1,375,000	1,554,190
Lease RB (Capital Equipment) Series 2009C	4.00%	09/01/16		1,050,000	1,140,310
Lease RB (Capital Equipment) Series 2009C	4.00%	09/01/17		350,000	386,103
Lease RB (Capital Equipment) Series 2009C	5.00%	09/01/18		550,000	639,392
Lease RB (Capital Equipment) Series 2009C	4.50%	09/01/19		1,050,000	1,195,950
Lease RB (Real Property) Series 2009E	5.13%	09/01/27	(b)	1,090,000	1,257,021
Los Angeles USD
Refunding COP Series 2012A	5.00%	10/01/22		3,130,000	3,683,008
Refunding COP Series 2012B	5.00%	10/01/30	(b)	350,000	386,162
Refunding COP Series 2012B	5.00%	10/01/31	(b)	950,000	1,045,000
Midpeninsula Regional Open Space District
RB Series 2011	6.00%	09/01/41	(b)	2,000,000	2,342,580
Palmdale Water District Public Financing Auth
Water RB Series 2013A	5.00%	10/01/27	(b)	2,435,000	2,737,792
Water RB Series 2013A	5.00%	10/01/28	(b)	2,560,000	2,861,901
Palo Alto
Limited Obligation Refunding Bonds (Univ Ave Area Off-St Parking Assessment District) Series 2012	3.00%	09/02/18		385,000	397,266
Limited Obligation Refunding Bonds (Univ Ave Area Off-St Parking Assessment District) Series 2012	4.00%	09/02/19		480,000	516,466
Limited Obligation Refunding Bonds (Univ Ave Area Off-St Parking Assessment District) Series 2012	4.00%	09/02/21		400,000	420,340
Pasadena Public Financing Auth
Lease RB (Rose Bowl Renovation) Series 2010A	5.00%	03/01/22	(b)	360,000	421,024
Puente Basin Water Agency
Water RB (Walnut Valley Water District) Series 2013A	5.00%	06/01/38	(b)	3,255,000	3,625,810
Riverside Cnty Transportation Commission
Limited Sales Tax RB Series 2010A	5.00%	06/01/32	(b)	3,530,000	3,830,685
San Bernardino City USD
GO Refunding Bonds Series 2013A	5.00%	08/01/17	(e)	1,600,000	1,839,408
San Diego Public Facilities Financing Auth
Lease Refunding RB Series 2010A	3.88%	03/01/18		2,215,000	2,409,167
San Diego USD
GO Bonds Series 2010C	0.00%	07/01/31	(g)	2,000,000	888,560
GO Bonds Series 2010C	0.00%	07/01/32	(g)	1,500,000	630,075
GO Bonds Series 2010C	0.00%	07/01/33	(g)	1,000,000	397,460
GO Bonds Series 2010C	0.00%	07/01/34	(g)	1,750,000	657,493
GO Bonds Series 2010C	0.00%	07/01/35	(g)	1,300,000	461,253
San Francisco Public Utilities Commission
Wastewater RB Series 2013B	4.00%	10/01/33	(b)	2,270,000	2,355,874
San Mateo-Foster City SD
GO Refunding Bonds Series 2012	3.00%	09/01/15		1,730,000	1,826,569
GO Refunding Bonds Series 2012	4.00%	09/01/18		1,885,000	2,138,853
GO Refunding Bonds Series 2012	5.00%	09/01/20		2,195,000	2,651,450
Santa Cruz HSD
GO Refunding Bonds Series 2005	5.00%	08/01/29	(b)	5,180,000	5,322,813
Santa Monica Public Financing Auth
Lease RB Series 2011A	5.00%	06/01/31	(b)	2,440,000	2,720,136
Santa Monica-Malibu USD
GO Bonds Series D	0.00%	07/01/34	(b)(g)	5,355,000	1,955,485
South Orange Cnty Public Financing Auth
Facility Lease Refunding RB Series 2012	5.00%	06/01/19		1,250,000	1,481,587
Tiburon/Belvedere Wastewater Financing Auth
RB (Marin Cnty Sanitary District No. 5) Series 2012	3.00%	10/01/21		490,000	523,501
Turlock Irrigation District
Sub Refunding RB Series 2011	5.00%	01/01/31	(b)	2,155,000	2,335,524
Upland
COP (San Antonio Community Hospital) Series 2011	5.50%	01/01/19		1,165,000	1,373,593
Woodland Finance Auth
Water RB Series 2011	6.00%	03/01/41	(b)	1,000,000	1,163,720

					114,217,823

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)

COLORADO 1.4%
Adams Cnty SD No. 14
GO Refunding Bonds Series 2013	5.25%	12/01/29	(b)	1,000,000	1,199,200
Aspen Valley Hospital District
Refunding RB Series 2012	5.00%	10/15/30	(b)	750,000	817,837
Refunding RB Series 2012	5.00%	10/15/33	(b)	500,000	541,135
Colorado Health Facilities Auth
RB (Catholic Health Initiatives) Series 2008D1	5.00%	10/01/14	(f)	550,000	582,725
Refunding RB (National Jewish Health) Series 2012	5.00%	01/01/18	(f)	1,630,000	1,807,230
Refunding RB (National Jewish Health) Series 2012	5.00%	01/01/19	(f)	1,735,000	1,935,375
Refunding RB (National Jewish Health) Series 2012	5.00%	01/01/21		1,900,000	2,135,125
Univ of Colorado Hospital Auth
RB Series 2012A	4.00%	11/15/14		250,000	261,873
RB Series 2012A	5.00%	11/15/16		440,000	496,725

					9,777,225

CONNECTICUT 1.4%
Danbury
GO Refunding Bonds Series 2012	4.00%	08/01/25	(b)	645,000	706,488
New Haven
GO Bonds Series 2011A	5.00%	03/01/15		1,260,000	1,358,721
Oxford
GO Refunding Bonds 2011	3.00%	08/01/16		705,000	754,146
GO Refunding Bonds 2011	4.00%	08/01/17		1,405,000	1,577,351
GO Refunding Bonds 2011	4.00%	08/01/18		1,575,000	1,798,193
GO Refunding Bonds 2011	4.00%	08/01/19		500,000	574,815
GO Refunding Bonds 2011	3.00%	08/01/21	(b)	130,000	137,879
GO Refunding Bonds 2011	3.13%	08/01/22	(b)	125,000	131,915
West Haven
GO Bonds 2012	4.00%	08/01/19		365,000	393,883
GO Bonds 2012	5.00%	08/01/20		2,230,000	2,539,836

					9,973,227

DELAWARE 0.3%
Delaware State Housing Auth
Sr S/F Mortgage RB Series 2011A2	4.25%	07/01/29	(b)	1,675,000	1,791,915

DISTRICT OF COLUMBIA 0.4%
District of Columbia
Income Tax Secured RB Series 2009A	5.25%	12/01/27	(b)(f)	300,000	354,450
Income Tax Secured Refunding RB Series 2010A	5.00%	12/01/30	(b)	1,210,000	1,379,557
Metropolitan Washington Airports Auth
Airport System RB Series 2009B	5.00%	10/01/18	(a)(f)	825,000	992,764

					2,726,771

FLORIDA 5.0%
Alachua Cnty Health Facilities Auth
Health Facilities RB (Shands HealthCare) Series 2008D1	6.25%	12/01/18		500,000	599,015
Florida Higher Educational Facilities Financing Auth
Refunding RB (Univ Tampa) Series 2012A	5.00%	04/01/19		1,220,000	1,381,443
Refunding RB (Univ Tampa) Series 2012A	5.25%	04/01/42	(b)	400,000	439,020
Florida Ports Financing Commission
Refunding RB (State Transportation Trust Fund-Intermodal Program) Series 2011A	5.00%	10/01/28	(b)	1,500,000	1,715,865
Highlands Cnty Health Facilities Auth
Hospital RB (Adventist Health/Sunbelt) Series 2008A	6.10%	11/15/37	(b)(f)	1,000,000	1,023,770
Hillsborough Cnty School Board
Refunding COP (Master Lease Program) Series 2010A	5.00%	07/01/24	(b)	3,900,000	4,396,275
JEA
Electric System RB Series Three 2010A	3.00%	10/01/13		295,000	297,658

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Kissimmee Utility Auth
Electric System Sub Refunding RB Series 2003	5.25%	10/01/18		200,000	232,876
Lee Cnty
Non-Ad Valorem Refunding RB Series 2012	3.00%	10/01/14		355,000	366,967
Non-Ad Valorem Refunding RB Series 2012	4.00%	10/01/15		950,000	1,027,815
Miami-Dade Cnty
Aviation RB (Miami Int’l Airport) Series 2010A	5.00%	10/01/20		500,000	599,050
Aviation RB (Miami Int’l Airport) Series 2010A	5.50%	10/01/26	(b)	4,750,000	5,596,972
Miami-Dade Cnty Educational Facilities Auth
RB (Univ of Miami) Series 2008A	5.25%	04/01/16	(f)	1,100,000	1,228,128
Miami-Dade Cnty School Board
COP Series 2013A	5.00%	05/01/31	(b)	2,550,000	2,822,748
Orange Cnty Health Facilities Auth
RB (Nemours Foundation) Series 2009A	4.00%	01/01/14		405,000	412,687
RB (Nemours Foundation) Series 2009A	4.00%	01/01/15		440,000	461,881
RB (Nemours Foundation) Series 2009A	4.00%	01/01/16		625,000	669,356
RB (Nemours Foundation) Series 2009A	4.00%	01/01/17		560,000	611,374
RB (Nemours Foundation) Series 2009A	5.00%	01/01/18		300,000	344,652
RB (Nemours Foundation) Series 2009A	5.00%	01/01/19		545,000	628,004
Orlando Utilities Commission
Water & Electric RB Series 1996A	3.75%	10/01/23	(b)	1,900,000	1,921,641
Palm Beach Cnty Solid Waste Auth
RB Series 2009	5.25%	10/01/18	(a)	2,200,000	2,659,272
Pasco Cnty
Water & Sewer RB Series 2009A	5.00%	10/01/16		75,000	85,359
Port St. Lucie
Refunding COP Series 2008	5.00%	09/01/13		845,000	853,129
Tampa
Sales Tax Refunding RB Series 2010	4.00%	10/01/20		535,000	606,364
Sales Tax Refunding RB Series 2010	5.00%	10/01/21	(b)	390,000	467,552
Tampa Bay Water
Utility System Refunding RB Series 2011	5.00%	10/01/18		1,250,000	1,499,887
Tohopekaliga Water Auth
Utility System Refunding RB Series 2011A	5.75%	10/01/30	(b)	1,250,000	1,486,237
Utility System Refunding RB Series 2011A	5.75%	10/01/31	(b)	405,000	478,937

					34,913,934

GEORGIA 1.5%
Cobb Cnty Kennestone Hospital Auth
Revenue Anticipation Refunding Certificates Series 2012	4.00%	04/01/31	(b)	5,000,000	5,085,250
Fulton Cnty Development Auth
RB (Georgia State Univ) Series 2011	5.00%	10/01/15		825,000	896,371
RB (Georgia State Univ) Series 2011	5.00%	10/01/17		185,000	211,329
RB (Tuff Morehouse) Series 2002A	5.50%	02/01/22	(b)(f)	2,130,000	2,136,710
Macon-Bibb Cnty Hospital Auth
Revenue Anticipation Certificates (Medical Center of Central Georgia) Series 2009	4.00%	08/01/19		250,000	277,135
Revenue Anticipation Certificates (Medical Center of Central Georgia) Series 2009	5.00%	08/01/21	(b)	95,000	108,353
Private Colleges & Universities Auth
RB (Mercer Univ) Series 2012C	5.00%	10/01/17		500,000	563,350
RB (Mercer Univ) Series 2012C	4.00%	10/01/22		1,000,000	1,091,820

					10,370,318

HAWAII 1.5%
Hawaii
GO Bonds Series 2004DD	5.00%	05/01/19	(b)(h)	2,275,000	2,372,893
GO Bonds Series 2011DZ	5.00%	12/01/21		3,155,000	3,885,067
Hawaii State Housing Finance & Development Corp
S/F Mortgage Purchase RB Series 2011B	4.50%	01/01/26	(b)	2,105,000	2,286,009
Honolulu
GO Bonds Series 2011A	5.25%	08/01/30	(b)	1,900,000	2,255,528

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
GO Bonds Series 2011A	5.25%	08/01/31	(b)	50,000	59,115

					10,858,612

IDAHO 1.1%
Boise ISD
GO Refunding Bonds Series 2012B	3.00%	08/01/17		1,870,000	2,029,006
Nampa SD No. 131
GO Refunding Bonds Series 2011B	3.50%	08/15/19	(a)(f)	1,915,000	2,131,127
GO Refunding Bonds Series 2011B	4.00%	08/15/21	(a)(f)	1,885,000	2,148,711
GO Refunding Bonds Series 2011B	4.00%	08/15/22	(a)(f)	1,000,000	1,131,280

					7,440,124

ILLINOIS 4.5%
Arlington Heights Park District
GO Refunding Park Bonds Series 2010B	2.00%	12/01/15		200,000	205,402
Chicago
Passenger Facility Charge Refunding RB (O’Hare) Series 2010D	5.00%	01/01/17	(f)	1,000,000	1,136,240
Passenger Facility Charge Refunding RB (O’Hare) Series 2010D	5.00%	01/01/18	(f)	1,200,000	1,394,724
Passenger Facility Charge Refunding RB (O’Hare) Series 2010D	5.00%	01/01/19	(f)	750,000	878,865
DuPage CCD No. 502
GO Community College Bonds Series 2013A	5.00%	06/01/18		1,195,000	1,417,449
GO Community College Bonds Series 2013A	4.00%	06/01/19		1,550,000	1,770,209
GO Community College Bonds Series 2013A	5.00%	06/01/27	(b)	2,000,000	2,358,160
Elk Grove Village
GO Bonds Series 2012	4.00%	01/01/24	(b)	1,340,000	1,496,847
GO Bonds Series 2012	4.00%	01/01/25	(b)	1,385,000	1,526,132
Illinois
GO Bonds Series January 2012A	4.00%	01/01/21		1,575,000	1,669,988
GO Bonds Series March 2012	5.00%	03/01/20		1,000,000	1,137,500
GO Bonds Series March 2012	5.00%	03/01/21		2,400,000	2,718,576
GO Refunding Bonds Series 2012	5.00%	08/01/18		3,000,000	3,433,980
GO Refunding Bonds Series February 2010	5.00%	01/01/18		2,375,000	2,690,352
GO Refunding Bonds Series June 2006	5.00%	01/01/19		1,220,000	1,386,542
Sales Tax Jr Obligation Bonds Series June 2010	5.00%	06/15/14		200,000	209,746
Sales Tax Jr Obligation Bonds Series June 2010	5.00%	06/15/20		400,000	484,728
Unemployment Insurance Fund Building Receipts RB Series 2012C	1.50%	06/15/21		610,000	610,226
Illinois Finance Auth
RB (Ascension Health Alliance) Series 2012E2	5.00%	11/15/42	(b)	1,300,000	1,498,679
Railsplitter Tobacco Settlement Auth
Tobacco Settlement RB Series 2010	4.00%	06/01/13		50,000	50,000
Village of Homer Glen
GO Bonds Series 2012A	2.00%	12/01/13		1,185,000	1,193,437
Will Cnty Community HSD No. 210
Refunding GO Bonds Series 2013A	5.00%	01/01/31	(b)	2,000,000	2,256,060

					31,523,842

INDIANA 2.3%
Indiana Finance Auth
Educational Facilities Refunding RB (Butler Univ) Series 2012A	5.00%	02/01/22		800,000	938,448
Educational Facilities Refunding RB (Butler Univ) Series 2012A	5.00%	02/01/24	(b)	3,250,000	3,744,812
Hospital RB (King’s Daughters Hospital & Health Services) Series 2010	4.50%	08/15/15		1,370,000	1,438,610
Hospital RB (King’s Daughters Hospital & Health Services) Series 2010	4.50%	08/15/16		1,355,000	1,442,818
Hospital RB (King’s Daughters Hospital & Health Services) Series 2010	5.13%	08/15/27	(b)	1,000,000	1,082,670
Hospital RB (Parkview Health System) Series 2012A	4.00%	05/01/17		450,000	491,976
RB (Community Foundation of Northwest Indiana) Series 2012	5.00%	03/01/16		400,000	441,968
RB (Community Foundation of Northwest Indiana) Series 2012	5.00%	03/01/17		480,000	542,347
RB (Community Foundation of Northwest Indiana) Series 2012	5.00%	03/01/18		1,000,000	1,147,650
RB (Community Foundation of Northwest Indiana) Series 2012	5.00%	03/01/19		1,000,000	1,157,160
State Revolving Fund Refunding Bonds Series 2010A	5.00%	02/01/19		945,000	1,136,759
Indiana Health Facility Financing Auth
RB (Ascension Health) Series 2001A1	1.50%	11/15/36	(b)	2,500,000	2,534,000

					16,099,218

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)

IOWA 0.2%
Iowa
Special Obligation Bonds (Prison Infrastructure Fund) Series 2010	5.00%	06/15/25	(b)	950,000	1,105,515

KANSAS 0.3%
Kansas Development Finance Auth
Hospital RB (Adventist Health/Sunbelt) Series 2009D	5.00%	11/15/14		50,000	53,309
Hospital RB (Adventist Health/Sunbelt) Series 2009D	5.00%	11/15/15		185,000	204,771
Olathe
Health Facilities RB (Olathe Medical Center) Series 2012B	4.00%	09/01/20		365,000	399,014
Health Facilities RB (Olathe Medical Center) Series 2012B	4.00%	09/01/21		325,000	351,764
Health Facilities RB (Olathe Medical Center) Series 2012B	5.00%	09/01/24	(b)	440,000	495,581
Wichita
Hospital Facilities Refunding RB (Via Christi Health) Series 2009X	5.25%	11/15/24	(b)	540,000	618,532

					2,122,971

KENTUCKY 0.4%
Kentucky Economic Development Finance Auth
Hospital RB (Baptist Healthcare) Series 2009A	5.00%	08/15/18		1,000,000	1,167,170
Kentucky State Property & Buildings Commission
Refunding RB (Project No.100) Series A	5.00%	08/01/20		1,210,000	1,461,620

					2,628,790

MARYLAND 0.3%
Maryland Community Development Admin
Housing RB Series 1996A	5.88%	07/01/16	(b)	45,000	45,043
Maryland Health & Higher Educational Facilities Auth
RB (Frederick Memorial Hospital) Series 2012A	5.00%	07/01/20		335,000	394,439
RB (Frederick Memorial Hospital) Series 2012A	5.00%	07/01/21		400,000	472,040
RB (Frederick Memorial Hospital) Series 2012A	5.00%	07/01/27	(b)	450,000	510,678
Prince George’s Cnty
COP Series 2011	5.00%	10/01/30	(b)	400,000	459,304

					1,881,504

MASSACHUSETTS 3.0%
Chatham
GO Refunding Bonds	4.00%	07/01/13	(f)	285,000	285,827
GO Refunding Bonds	4.00%	07/01/14	(f)	60,000	62,434
GO Refunding Bonds	5.00%	07/01/16	(f)	150,000	169,815
GO Refunding Bonds	5.00%	07/01/17	(f)	245,000	285,609
Massachusetts Bay Transportation Auth
Assessment Bonds Series 2004A	5.25%	07/01/31	(b)(f)(h)	6,700,000	7,061,465
Assessment Bonds Series 2005A	5.00%	07/01/14	(h)	535,000	562,135
Assessment Bonds Series 2005A	5.00%	07/01/14		315,000	331,081
Sr Sales Tax Bonds Series 2005A	5.00%	07/01/31		3,995,000	4,840,542
Massachusetts Development Finance Agency
RB (New England Conservatory of Music) Series 2008	4.00%	07/01/15		325,000	340,629
RB (Tufts Medical Center) Series 2011I	5.00%	01/01/14		915,000	934,709
RB (Tufts Medical Center) Series 2011I	5.00%	01/01/17		1,000,000	1,105,830
RB (Tufts Medical Center) Series 2011I	5.00%	01/01/18		885,000	989,350
Massachusetts Health & Educational Facilities Auth
RB (Northeastern Univ) Series 2008T3	2.70%	10/01/37	(b)	2,000,000	2,027,340
Massachusetts School Building Auth
Sr Dedicated Sales Tax Refunding Bonds Series 2012B	4.00%	08/15/17		1,000,000	1,125,990
Massachusetts Turnpike Auth
Turnpike RB Series 1993A	5.00%	01/01/20	(h)	725,000	833,380

					20,956,136

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)

MICHIGAN 2.5%
Grand Rapids
Sanitary Sewer System Refunding RB Series 2010	5.00%	01/01/25		950,000	1,152,207
Sanitary Sewer System Refunding RB Series 2010	5.00%	01/01/26		1,245,000	1,512,912
Sanitary Sewer System Refunding RB Series 2010	5.00%	01/01/27		1,950,000	2,374,827
Sanitary Sewer System Refunding RB Series 2013	5.00%	01/01/24	(b)	250,000	301,255
Sanitary Sewer System Refunding RB Series 2013	5.00%	01/01/25	(b)	610,000	728,206
Sanitary Sewer System Refunding RB Series 2013	5.00%	01/01/34	(b)	1,000,000	1,140,300
Michigan
Refunding Bonds (State Trunk Line Fund) Series 2009	5.00%	11/01/22	(b)	2,200,000	2,539,108
Michigan Finance Auth
Refunding RB (Trinity Health) Series 2010A	4.00%	12/01/13		1,000,000	1,018,360
Refunding RB (Trinity Health) Series 2010A	5.00%	12/01/15		1,000,000	1,103,560
Unemployment Obligation Assessment RB Series 2012B	5.00%	07/01/23	(b)	1,000,000	1,046,070
Michigan State Hospital Finance Auth
Refunding RB (Trinity Health) Series 2008A1	5.25%	12/01/15		1,500,000	1,664,550
Wayne Cnty Community College
Improvement Bonds Series 1999	5.50%	07/01/19	(b)	1,000,000	1,023,390
Western Townships Utiltites Auth
Sewage Disposal System Limited Tax GO Refunding Bonds Series 2012	4.00%	01/01/19		1,265,000	1,397,066
Sewage Disposal System Limited Tax GO Refunding Bonds Series 2012	4.00%	01/01/20		750,000	825,427

					17,827,238

MINNESOTA 1.6%
Olmsted Cnty
GO Crossover Refunding Bonds Series 2012A	4.00%	02/01/23	(b)	1,935,000	2,236,144
Shakopee ISD No. 720
GO Refunding Bonds Series 2012A	4.00%	02/01/19		840,000	962,279
GO Refunding Bonds Series 2012A	5.00%	02/01/21		1,000,000	1,219,880
GO Refunding Bonds Series 2013A	5.00%	02/01/20		1,500,000	1,818,630
GO Refunding Bonds Series 2013A	5.00%	02/01/21		1,150,000	1,402,862
St. Paul Port Authority
Lease Refunding RB (Minnesota Anderson Office Building) Series 2013-3	5.00%	12/01/24	(b)	1,000,000	1,210,910
Univ of Minnesota
GO Bonds Series 2011D	5.00%	12/01/20		220,000	272,767
GO Bonds Series 2011D	5.00%	12/01/21		475,000	600,561
GO Bonds Series 2013A	4.00%	02/01/20		1,595,000	1,840,088

					11,564,121

MISSISSIPPI 0.7%
Mississippi Development Bank
Special Obligation Refunding Bonds (Jackson Public SD) Series 2012A	5.00%	04/01/15		250,000	265,340
Special Obligation Refunding Bonds (Jackson Public SD) Series 2012A	5.00%	04/01/16		400,000	435,288
Special Obligation Refunding Bonds (Jackson Public SD) Series 2012A	5.00%	04/01/17		585,000	650,169
Special Obligation Refunding Bonds (Jackson Public SD) Series 2012A	5.00%	04/01/28	(b)	1,000,000	1,106,190
Mississippi Home Corp
Homeownership Mortgage RB Series 2011A	4.50%	06/01/25	(b)	2,115,000	2,289,382

					4,746,369

MISSOURI 0.5%
Boone Cnty
Hospital RB (Boone Hospital Center) Series 2008	5.00%	08/01/13	(f)	1,550,000	1,559,874
Hospital Refunding RB (Boone Hospital Center) Series 2012	4.00%	08/01/18		400,000	439,200
St. Charles SD
GO Refunding Bonds Series 2011	4.00%	03/01/17	(a)	1,400,000	1,561,938

					3,561,012

NEBRASKA 0.3%
Nebraska Investment Finance Auth
S/F Housing RB Series 2013A	2.50%	09/01/34	(b)	1,500,000	1,549,875

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Nebraska Public Power District
General RB Series 2010C	5.00%	01/01/19		425,000	503,230

					2,053,105

NEVADA 2.2%
Carson City
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2012	2.00%	09/01/13		785,000	786,994
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2012	3.00%	09/01/14		550,000	561,517
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2012	4.00%	09/01/15		370,000	389,196
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2012	5.00%	09/01/18		1,265,000	1,429,956
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2012	5.00%	09/01/33	(b)	700,000	764,890
Clark Cnty
Airport Passenger Facility Charge Sub Lien RB Series 2008A	5.00%	07/01/15	(f)	1,115,000	1,212,496
Airport System RB Sr Series 2010D	5.00%	07/01/17	(f)	1,000,000	1,154,460
Airport System RB Sr Series 2010D	5.00%	07/01/18	(f)	1,920,000	2,256,249
Nevada
Highway Improvement RB (Motor Vehicle Fuel Tax) Series 2004	5.50%	12/01/18	(b)	340,000	366,139
Nevada System of Higher Education
Univ RB Series 2011A	5.00%	07/01/18		5,375,000	6,316,324

					15,238,221

NEW HAMPSHIRE 0.5%
New Hampshire Health & Education Facilities Auth
RB (Dartmouth College) Series 2009	5.00%	06/01/19		305,000	367,281
RB (Dartmouth-Hitchcock) Series 2009	6.00%	08/01/38	(b)	400,000	453,976
New Hampshire HFA
S/F Mortgage Acquisition RB Series 2008E	6.63%	07/01/38	(b)	1,035,000	1,117,003
S/F Mortgage Acquisition RB Series 2011E	4.50%	01/01/28	(b)	1,415,000	1,534,497

					3,472,757

NEW JERSEY 4.8%
Bergen Cnty
GO Bonds Series 2011A	2.25%	12/01/21	(f)	1,925,000	1,957,860
Cranbury Township
General Improvement Refunding Bonds	2.75%	12/01/15	(f)	430,000	452,149
Refunding Bonds	3.00%	12/01/16		320,000	343,373
Refunding Bonds	3.00%	12/01/17		285,000	307,743
Refunding Bonds	4.00%	12/01/18		400,000	457,264
Essex Cnty Utilities Auth
Water System Notes Series 2012	2.00%	11/07/14		2,500,000	2,549,475
Gloucester Cnty Improvement Auth
Refunding RB (Shady Lane Nursing Home) Series 2012	4.00%	12/01/17		425,000	471,346
Refunding RB (Shady Lane Nursing Home) Series 2012	4.00%	12/01/18		465,000	531,834
Refunding RB (Shady Lane Nursing Home) Series 2012	4.00%	12/01/19		485,000	542,502
Refunding RB (Shady Lane Nursing Home) Series 2012	4.00%	12/01/20		510,000	572,689
Refunding RB (Shady Lane Nursing Home) Series 2012	4.00%	12/01/21		355,000	398,097
Refunding RB (Shady Lane Nursing Home) Series 2012	4.00%	12/01/22		480,000	534,902
Mercer Cnty Improvement Auth
Refunding RB Series 2011	4.00%	09/01/14		215,000	224,746
Refunding RB Series 2011	4.00%	09/01/15		1,000,000	1,078,990
Refunding RB Series 2011	4.00%	09/01/16		65,000	71,681
Refunding RB Series 2011	4.00%	09/01/17		1,620,000	1,819,033
Middlesex Cnty
Refunding COP Series 2011	4.00%	06/15/18		590,000	640,286
Refunding COP Series 2011	3.00%	06/15/19		1,020,000	1,045,490
Refunding COP Series 2011	4.00%	06/15/20		1,000,000	1,077,390
Refunding COP Series 2011	4.00%	06/15/21		265,000	283,781
Middlesex Cnty Improvement Auth
Lease RB Series 2008	4.00%	12/15/15		415,000	451,769
Lease Refunding RB Series 2010	2.00%	07/01/14		430,000	437,215
Lease Refunding RB Series 2010	3.00%	07/01/16		225,000	239,427
Open Space Trust Fund Refunding RB Series 2011	3.00%	09/15/16		1,520,000	1,628,467

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Refunding RB (Open Space Trust Fund) Series 2011	4.00%	09/15/21		625,000	702,650
Monmouth Cnty Improvement Auth
Governmental Loan RB Series 2008	5.25%	12/01/18		85,000	102,982
Montgomery Township
GO Refunding Bonds Series 2012	3.00%	08/01/15		770,000	812,073
Morris Cnty Improvement Auth
Guaranteed Pooled Program Bonds Series 2012A	3.00%	02/01/19		705,000	762,923
Guaranteed Pooled Program Bonds Series 2012A	3.00%	02/01/20		695,000	748,439
New Jersey
COP (Equipment Lease Purchase) Series 2009A	5.25%	06/15/29	(b)	150,000	166,300
New Jersey Building Auth
Refunding RB Series 2009B	4.00%	12/15/19		135,000	150,483
New Jersey Economic Development Auth
School Facilities Construction Refunding Bonds Series 2011GG	5.00%	09/01/16		920,000	1,043,924
School Facilities Construction Refunding Bonds Series 2011GG	5.00%	09/01/19		2,500,000	2,949,025
New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2001C	5.50%	12/15/15		10,000	11,241
Transportation System Bonds Series 2011A	5.13%	06/15/29	(b)	1,000,000	1,149,060
Transportation System Bonds Series 2011B	5.50%	06/15/31	(b)	150,000	174,138
Passaic Cnty
GO Refunding Bonds Series 2012	3.00%	08/15/14		500,000	516,265
GO Refunding Bonds Series 2012	4.00%	02/01/17		660,000	716,747
GO Refunding Bonds Series 2012	4.00%	02/01/18		100,000	110,063
GO Refunding Bonds Series 2012	4.00%	02/01/19		600,000	657,456
Refunding Bonds Series 2011	5.00%	05/01/17		4,180,000	4,721,017
Princeton Township
Refunding Bonds	4.00%	09/01/13		125,000	126,142

					33,738,437

NEW MEXICO 0.5%
Bernalillo Cnty
GO Refunding Bonds Series 2010	4.00%	02/01/19		500,000	569,565
GO Refunding Bonds Series 2010	4.00%	02/01/20		105,000	120,348
New Mexico Hospital Equipment Loan Council
Hospital System RB (Presbyterian Healthcare) Series 2008A	5.25%	08/01/15		500,000	543,960
Hospital System RB (Presbyterian Healthcare) Series 2008A	5.50%	08/01/16		10,000	11,264
Santa Fe
Gross Receipt Tax Improvement & Refunding RB Series 2012A	4.00%	06/01/18		735,000	832,843
Gross Receipt Tax Improvement & Refunding RB Series 2012A	4.00%	06/01/19		1,000,000	1,140,840

					3,218,820

NEW YORK 9.2%
Buffalo
School Refunding Bonds Series 2012E	3.00%	02/01/14		300,000	304,722
School Refunding Bonds Series 2012E	3.00%	02/01/15		250,000	259,573
School Refunding Bonds Series 2012E	3.00%	02/01/16		275,000	290,565
School Refunding Bonds Series 2012E	4.00%	02/01/17		420,000	462,567
Lake Success
GO Refunding Bonds Series 2010B	4.00%	12/01/18		210,000	237,917
GO Refunding Bonds Series 2010B	4.00%	12/01/19		125,000	141,606
Long Island Power Auth
Electric System General RB Series 2012B	5.00%	09/01/25	(b)	1,000,000	1,153,320
Metropolitan Transportation Auth
Dedicated Tax Fund Refunding Bonds Series 2008B2	5.00%	11/01/15		320,000	354,470
Dedicated Tax Fund Refunding Bonds Series 2011A	4.00%	11/15/13		1,000,000	1,016,830
Sales Tax Refunding RB Series 2008D	4.00%	11/15/43	(b)(e)	1,500,000	1,455,165
Transportation RB Series 2011A	5.00%	11/15/21		2,500,000	2,998,375
Transportation RB Series 2013C	5.00%	11/15/42	(b)(e)	2,000,000	2,147,220
Transportation Refunding RB Series 2012F	5.00%	11/15/18		3,850,000	4,565,214
Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds Series 2009A	5.00%	11/15/18		145,000	174,548
New York City
GO Bonds Fiscal 2006 Series F1	5.00%	09/01/17	(b)	3,090,000	3,388,247

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
GO Bonds Fiscal 2012 Series I	5.00%	08/01/19		5,000,000	5,982,950
New York City Housing Development Corp
M/F Housing RB Series 2012H	0.95%	05/01/16		975,000	975,556
M/F Housing RB Series 2012H	1.50%	05/01/18		780,000	780,733
New York City Municipal Water Finance Auth
Water & Sewer System RB Fiscal 2012 Series DD	4.00%	06/15/18	(b)	2,500,000	2,752,000
New York City Transitional Finance Auth
Future Tax Secured Sub RB Fiscal 2010 Series C1	4.00%	08/01/16		3,000,000	3,320,340
Future Tax Secured Sub RB Fiscal 2010 Series I2	5.00%	11/01/18		900,000	1,081,611
Future Tax Secured Sub RB Fiscal 2010 Series I2	5.00%	11/01/20	(b)	200,000	241,814
Future Tax Secured Sub RB Fiscal 2011 Series D1	5.00%	02/01/35	(b)	5,000,000	5,570,700
New York State Dormitory Auth
Master BOCES Program Lease RB (Oneida Herkimer Madison) Series 2008	5.25%	08/15/16		650,000	725,953
RB (Cornell Univ) Series 1990B	5.00%	07/01/18		80,000	95,176
RB (New York Univ Hospitals Center) Series 2011A	5.00%	07/01/15		1,000,000	1,088,300
RB (New York Univ Hospitals Center) Series 2011A	5.00%	07/01/19		1,370,000	1,593,680
State Personal Income Tax RB Series 2009A	5.00%	02/15/18		3,000,000	3,539,850
State Personal Income Tax RB Series 2012B	5.00%	03/15/20		5,000,000	6,037,750
New York State Thruway Auth
General RB Series I	5.00%	01/01/20		500,000	596,355
General RB Series I	5.00%	01/01/21		1,000,000	1,199,710
Local Highway & Bridge Service Contract Bonds Series 2009	4.00%	04/01/16		505,000	553,121
Local Highway & Bridge Service Contract Bonds Series 2009	5.00%	04/01/16		1,540,000	1,729,790
Local Highway & Bridge Service Contract Bonds Series 2009	4.00%	04/01/17		750,000	838,358
New York State Urban Development Corp
State Personal Income Tax RB Series 2009A1	5.00%	12/15/17		570,000	673,734
North Syracuse CSD
GO Refunding Bonds Series 2012B	4.00%	06/15/17		800,000	888,488
Scarsdale UFSD
School District GO Refunding Serial Bonds 2012	5.00%	02/01/17		320,000	366,698
School District GO Refunding Serial Bonds 2012	5.00%	02/01/18		350,000	412,125
School District GO Refunding Serial Bonds 2012	4.00%	02/01/19		260,000	296,174
Triborough Bridge & Tunnel Auth
Sub Refunding RB (MTA Bridges & Tunnels) Series 2013A	0.00%	11/15/30	(g)	4,000,000	2,004,520
Sub Refunding RB (MTA Bridges & Tunnels) Series 2013A	0.00%	11/15/31	(g)	2,500,000	1,191,175
Sub Refunding RB (MTA Bridges & Tunnels) Series 2013A	0.00%	11/15/32	(g)	1,900,000	859,750

					64,346,750

NORTH CAROLINA 1.9%
Cary
Combined Enterprise System Refunding RB Series 2013	4.00%	12/01/37	(b)	500,000	531,670
Combined Enterprise System Refunding RB Series 2013	5.00%	12/01/42	(b)	950,000	1,086,477
Durham Cnty
COP Series 2009A	4.00%	06/01/18		1,800,000	2,016,450
North Carolina
Limited Obligation Refunding Bonds Series 2011B	5.00%	11/01/23	(b)	350,000	419,773
North Carolina Housing Finance Agency
Home Ownership RB Series 2009-2	4.25%	01/01/28	(b)	1,500,000	1,629,435
North Carolina Medical Care Commission
Health Care Facilities Refunding RB (Blue Ridge) Series 2010A	4.00%	01/01/15		915,000	955,800
Health Care Facilities Refunding RB (Blue Ridge) Series 2010A	3.50%	01/01/18		120,000	127,178
Health Care Facilities Refunding RB (WakeMed) Series 2012A	5.00%	10/01/21		5,000,000	5,987,750
Wake Cnty
GO Refunding Bonds Series 2009D	4.00%	02/01/17		525,000	586,409

					13,340,942

OHIO 2.0%
Akron, Bath & Copley Jt Township Hospital District
Hospital Refunding RB (Children’s Hospital Medical Center) Series 2012	5.00%	11/15/24	(b)	930,000	1,062,404
Bowling Green State Univ
General Receipts Bonds Series 2010A	3.00%	06/01/13		170,000	170,000
Butler Cnty
Hospital Facilities RB (UC Health) Series 2010	3.00%	11/01/14		585,000	599,958

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Hospital Facilities RB (UC Health) Series 2010	3.00%	11/01/15		580,000	601,733
Columbus
Unlimited Tax GO Bonds Series 2011A	5.00%	07/01/18		2,000,000	2,389,220
Ohio Housing Finance Agency
M/F Housing RB (Haddon Hall Apts) Series 2012F	1.00%	08/01/14	(b)(h)	3,000,000	3,001,560
Toledo
GO Refunding Bonds Series 2012	3.00%	12/01/14		1,000,000	1,032,500
GO Refunding Bonds Series 2012	3.00%	12/01/15		1,810,000	1,917,152
GO Refunding Bonds Series 2012	3.00%	12/01/16		290,000	311,805
Univ of Toledo
General Receipts Bonds Series 2011B	5.00%	06/01/18		1,100,000	1,283,238
General Receipts Bonds Series 2011B	5.00%	06/01/30	(b)	805,000	893,252
Westerville
GO Limited Tax Bonds Series 2010	4.00%	12/01/18		365,000	419,761

					13,682,583

OKLAHOMA 0.7%
Grady Cnty School Finance Auth
Educational Facilities Lease RB (Bridge Creek Public Schools) Series 2008	5.00%	09/01/16	(f)	645,000	718,046
Tulsa Cnty Industrial Auth
Educational Facilities Lease RB (Broken Arrow Public Schools) Series 2012	4.00%	09/01/22		3,750,000	4,091,625

					4,809,671

OREGON 3.3%
Forest Grove
Student Housing RB (Oak Tree Foundation) Series 2007	5.00%	03/01/14	(c)(d)	335,000	339,057
Jefferson Cnty SD No 509J
GO Refunding Bonds Series 2013	4.00%	06/15/20	(a)	1,475,000	1,686,220
GO Refunding Bonds Series 2013	4.00%	06/15/21	(a)	1,580,000	1,803,207
GO Refunding Bonds Series 2013	5.00%	06/15/30	(a)(b)	1,000,000	1,155,210
GO Refunding Bonds Series 2013	5.00%	06/15/31	(a)(b)	1,410,000	1,621,006
GO Refunding Bonds Series 2013	5.00%	06/15/32	(a)(b)	1,515,000	1,733,342
GO Refunding Bonds Series 2013	5.00%	06/15/33	(a)(b)	1,000,000	1,144,120
Lane Community College
GO Bonds Series 2012	4.00%	06/15/20	(a)	2,395,000	2,737,964
Oregon
GO Bonds (Oregon Univ System) Series 2013A	3.25%	08/01/38	(b)	500,000	458,450
GO Bonds (Oregon Univ System) Series 2013C	3.13%	08/01/36	(b)	200,000	181,370
Oregon Health & Science Univ
RB Series 2012A	5.00%	07/01/20		1,000,000	1,184,600
RB Series 2012A	5.00%	07/01/22		1,100,000	1,307,218
RB Series 2012A	5.00%	07/01/26	(b)	500,000	572,915
Oregon State Facilities Auth
RB (Providence Health & Services) Series 2011C	5.00%	10/01/21		400,000	480,024
RB (Providence Health & Services) Series 2011C	5.00%	10/01/22	(b)	300,000	356,274
Refunding RB (Legacy Health) Series 2011A	5.25%	05/01/21		2,000,000	2,365,520
Silver Falls SD No. 4J
GO Refunding Bonds Series 2013	4.00%	06/15/20	(a)	2,525,000	2,877,641
GO Refunding Bonds Series 2013	4.00%	06/15/23	(a)	1,000,000	1,133,260

					23,137,398

PENNSYLVANIA 3.9%
Allegheny Cnty Higher Education Building Auth
RB (Duquesne Univ) Series 2013A	2.50%	03/01/14		205,000	208,233
RB (Duquesne Univ) Series 2013A	3.00%	03/01/15		360,000	375,242
RB (Duquesne Univ) Series 2013A	4.00%	03/01/16		600,000	650,034
RB (Duquesne Univ) Series 2013A	4.00%	03/01/17		500,000	550,260
RB (Duquesne Univ) Series 2013A	4.00%	03/01/20		1,455,000	1,619,124
RB (Duquesne Univ) Series 2013A	5.00%	03/01/33	(b)	600,000	671,598
Lehigh Cnty General Purpose Auth
Hospital RB (St Luke’s Hospital of Bethlehem) Series 2003	5.38%	08/15/33	(b)(h)	1,900,000	1,919,057

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Pennsylvania
COP (Dept of Corrections) Series 2010A	3.00%	04/01/18		620,000	655,092
COP (Dept of Corrections) Series 2010A	3.05%	10/01/18		1,580,000	1,678,134
COP (Dept of Corrections) Series 2010A	3.30%	10/01/19		955,000	1,017,247
COP (Dept of Corrections) Series 2010A	3.50%	04/01/20		465,000	497,304
Pennsylvania Economic Development Financing Auth
Solid Waste Disposal RB (Waste Management) Series 2006	2.75%	09/01/13		2,000,000	2,011,780
Unemployment Compensation RB Series 2012B	5.00%	01/01/23	(b)	2,500,000	2,750,600
Unemployment Compensation RB Series 2012B	5.00%	07/01/23	(b)	1,900,000	2,053,425
Pennsylvania Higher Educational Facilities Auth
RB (Temple Univ) First Series 2012	3.00%	04/01/15		660,000	691,126
RB (Temple Univ) First Series 2012	4.00%	04/01/16		300,000	326,646
RB (Temple Univ) First Series 2012	4.00%	04/01/17		610,000	676,270
RB (Temple Univ) First Series 2012	4.00%	04/01/18		400,000	447,928
Pennsylvania Intergovernmental Coop Auth
Special Tax Refunding RB (Philadelphia Funding Program) Series 2010	5.00%	06/15/18		2,000,000	2,371,880
Special Tax Refunding RB (Philadelphia Funding Program) Series 2010	5.00%	06/15/20		1,070,000	1,296,647
Philadelphia
GO Refunding Bonds Series 2008A	5.25%	12/15/19	(b)	4,080,000	4,692,245

					27,159,872

PUERTO RICO 2.0%
Puerto Rico
GO Public Improvement Refunding Bonds Series 2006A	5.00%	07/01/16		850,000	892,126
Puerto Rico Electric Power Auth
Power RB Series LL	5.50%	07/01/19		2,240,000	2,440,883
Power RB Series ZZ	5.25%	07/01/23	(b)	1,850,000	1,911,679
Power RB Series ZZ	5.25%	07/01/26	(b)	2,250,000	2,291,130
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Fincg Auth
Higher Education & Refunding RB (Inter American Univ of Puerto Rico) Series 2012	4.00%	10/01/14		300,000	308,979
Higher Education & Refunding RB (Inter American Univ of Puerto Rico) Series 2012	5.00%	10/01/15		1,000,000	1,070,310
Puerto Rico Sales Tax Financing Corp
Sales Tax RB First Sub Series 2009A	5.75%	08/01/37	(b)	5,000,000	5,349,100

					14,264,207

SOUTH CAROLINA 0.5%
Beaufort-Jasper Water & Sewer Auth
Refunding RB Series 2010B	5.00%	03/01/22		95,000	119,216
Refunding RB Series 2010B	5.00%	03/01/23		495,000	629,318
Charleston Educational Excellence Financing Corporation
Installment Purchase Refunding RB Series 2013B	5.00%	12/01/22		1,050,000	1,266,583
Installment Purchase Refunding RB Series 2013B	5.00%	12/01/24	(b)	1,000,000	1,194,740

					3,209,857

SOUTH DAKOTA 0.2%
South Dakota Building Auth
RB Series 2011	3.00%	06/01/13		300,000	300,000
RB Series 2011	3.00%	06/01/15		620,000	649,121
RB Series 2011	3.00%	06/01/16		165,000	174,243
RB Series 2011	4.00%	06/01/21	(b)	255,000	277,188
South Dakota Health & Educational Facilities Auth
RB (Sanford Health) Series 2009	5.00%	11/01/17		100,000	116,118

					1,516,670

TENNESSEE 0.6%
Memphis
Electric System Sub Refunding RB Series 2010	2.50%	12/01/14		70,000	72,297
Electric System Sub Refunding RB Series 2010	5.00%	12/01/14		900,000	962,928
Refunding Bonds Series 2011	5.00%	05/01/20		2,000,000	2,450,180

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Metro Government of Nashville & Davidson Cnty Health & Educational Facilities Board
RB (Belmont Univ) Series 2012	4.00%	11/01/21		570,000	627,182

					4,112,587

TEXAS 7.4%
Arlington ISD
Unlimited Tax GO Bonds Series 2011A	5.00%	02/15/36	(a)(b)(f)	3,650,000	4,141,728
Beaumont ISD
Unlimited Tax GO Bonds Series 2011	5.00%	02/15/33	(a)(b)(f)	2,315,000	2,639,447
Unlimited Tax GO Bonds Series 2011	5.00%	02/15/36	(a)(b)(f)	1,900,000	2,145,366
Burkburnett ISD
Unlimited Tax Refunding Bonds Series 2012	2.00%	02/15/18	(a)(b)	250,000	250,458
Cedar Hill ISD
Unlimited Tax Refunding Bonds Series 2012A	0.00%	02/15/24	(a)(g)	400,000	302,484
Collin Cnty
Limited Tax Refunding & Permanent Improvement Bonds Series 2009A	4.00%	02/15/19	(f)	695,000	789,075
Crandall ISD
Unlimited Tax Refunding Bonds Series 2012A	0.00%	08/15/24	(a)(b)(g)	950,000	691,296
Unlimited Tax Refunding Bonds Series 2012A	0.00%	08/15/25	(a)(b)(g)	1,000,000	696,340
Dallas-Fort Worth
Jt Refunding RB Series 2012B	5.00%	11/01/22	(b)	1,530,000	1,772,520
Denton ISD
Unlimited Tax Refunding Bonds Series 2012D	3.00%	08/15/33	(a)(b)	1,000,000	917,960
Denver City ISD
Unlimited Tax Refunding Bonds Series 2012	2.00%	02/15/16	(a)(b)	580,000	581,392
Unlimited Tax Refunding Bonds Series 2012	2.00%	02/15/17	(a)(b)	1,000,000	1,002,050
Unlimited Tax Refunding Bonds Series 2012	2.00%	02/15/18	(a)(b)	1,220,000	1,222,025
Unlimited Tax Refunding Bonds Series 2012	2.00%	02/15/19	(a)(b)	1,775,000	1,776,864
El Paso
Water & Sewer Refunding RB Series 2008C	5.00%	03/01/19	(b)	200,000	231,802
Ferris ISD
Unlimited Tax Refunding Bonds Series 2011	2.00%	08/15/17	(a)	345,000	359,135
Unlimited Tax Refunding Bonds Series 2011	2.50%	08/15/18	(a)	150,000	159,323
Unlimited Tax Refunding Bonds Series 2011	2.50%	08/15/19	(a)(b)	290,000	301,925
Fort Bend Cnty
Limited Tax & Refunding Bonds Series 2009	5.00%	03/01/17		100,000	115,239
Fort Worth
Combination Tax & Parking Revenue Bonds Series 2009	4.45%	03/01/18	(c)	1,750,000	1,913,625
Garland ISD
Unlimited Tax Refunding Bonds Series 2012A	3.00%	02/15/23	(a)(b)	1,525,000	1,531,618
Gregory-Portland ISD
Unlimited Tax GO Bonds Series 2013	3.00%	08/15/21	(a)(b)	1,635,000	1,726,854
Harris Cnty Cultural Education Facilities Finance Corp
Refunding RB (Methodist Hospital) Series 2009B2	5.00%	12/01/41	(b)	1,000,000	1,000,000
Houston Community College System
Limited Tax GO Bonds Series 2013	5.00%	02/15/37	(b)	2,000,000	2,198,340
Limited Tax Refunding Bonds Series 2011	5.00%	02/15/16		500,000	558,850
Limited Tax Refunding Bonds Series 2011	5.00%	02/15/17		500,000	575,305
Limited Tax Refunding Bonds Series 2011	5.00%	02/15/18		1,000,000	1,175,940
Klein ISD
Unlimited Tax Refunding Bonds Series 2009A	4.00%	08/01/17		660,000	743,259
La Joya ISD
Unlimited Tax Refunding Bonds Series 2013	3.00%	02/15/21	(a)	500,000	537,335
Lone Star College System
Maintenance Tax Notes Series 2009	3.25%	09/15/18		150,000	165,518
Loop ISD
Unlimited Tax GO Bonds Series 2012	2.00%	02/15/18	(a)(b)	350,000	350,546
Lubbock Health Facilities Development Corp
Refunding RB (St. Joseph Health) Series 2008B	5.00%	07/01/20		1,750,000	2,074,310
Midland ISD
Unlimited Tax Refunding Bonds Series 2011	5.00%	02/15/18	(a)	625,000	737,469
Unlimited Tax Refunding Bonds Series 2011	4.00%	02/15/20	(a)	860,000	990,522
Unlimited Tax Refunding Bonds Series 2012	4.00%	02/15/20	(a)	510,000	587,403
Unlimited Tax Refunding Bonds Series 2012	4.00%	02/15/21	(a)	1,210,000	1,392,008

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
North Central Texas Health Facilities Development Corp
Hospital RB (Children’s Medical Center of Dallas) Series 2012	5.00%	08/15/26	(b)	1,000,000	1,144,920
North Texas Tollway Auth
System RB Series 2011A	5.00%	09/01/21		500,000	599,950
Plano
GO Refunding RB Series 2011	5.00%	09/01/21		750,000	922,020
Rockwall ISD
Unlimited Tax Refunding Bonds Series 2012	5.00%	02/15/20	(a)	185,000	224,908
Unlimited Tax Refunding Bonds Series 2012	5.00%	02/15/22	(a)(b)	450,000	538,362
Unlimited Tax Refunding Bonds Series 2012	5.00%	02/15/24	(a)(b)	275,000	325,969
San Antonio
Electric & Gas Systems Refunding RB Series 2002	5.38%	02/01/14		200,000	206,736
Electric & Gas Systems Refunding RB Series 2009D	5.00%	02/01/17		1,130,000	1,300,630
Sunnyvale ISD
Unlimted Tax GO Bonds Series 2011	5.00%	02/15/19	(a)	195,000	233,526
Unlimted Tax GO Bonds Series 2011	3.00%	02/15/20	(a)	110,000	119,519
Unlimted Tax GO Bonds Series 2011	5.00%	02/15/22	(a)(b)	120,000	144,224
Tatum ISD
Unlimited Tax GO Bonds Series 2012	5.00%	02/15/23	(a)(b)	750,000	883,770
Unlimited Tax GO Bonds Series 2012	5.00%	02/15/25	(a)(b)	680,000	793,648
Texas State Affordable Housing Corp
S/F Mortgage RB Series 2011B	4.45%	09/01/28	(b)	805,000	874,117
Tomball ISD
Unlimited Tax GO Bonds Series 2011	5.00%	02/15/21	(a)	250,000	305,028
Travis Cnty
Limited Tax Refunding Bonds Series 2009	5.00%	03/01/18		1,625,000	1,915,176
Williamson Cnty
Limited Tax GO Refunding Bonds Series 2011	5.00%	02/15/21		1,000,000	1,220,910
Wink Loving ISD
Unlimited Tax GO Bonds Series 2012	3.00%	02/15/15	(a)	700,000	731,794
Unlimited Tax GO Bonds Series 2012	3.00%	02/15/16	(a)	700,000	744,639
Unlimited Tax GO Bonds Series 2012	3.00%	02/15/17	(a)	500,000	538,445

					52,123,622

UTAH 0.5%
Riverton
RB (IHC Health Services) Series 2009	5.00%	08/15/15		950,000	1,043,395
Salt Lake Cnty
Sales Tax Refunding RB Series 2010A	3.00%	02/01/15		725,000	757,545
Sales Tax Refunding RB Series 2010A	3.00%	02/01/16		300,000	316,980
West Valley City
Sales Tax Refunding RB Series 2013A	2.00%	07/15/16		410,000	422,653
Sales Tax Refunding RB Series 2013A	2.00%	07/15/19		425,000	428,910
Sales Tax Refunding RB Series 2013A	3.00%	07/15/21		470,000	489,608

					3,459,091

VERMONT 0.7%
Vermont HFA
RB Series 2011A	4.50%	02/01/26	(b)	4,315,000	4,659,466

VIRGINIA 1.3%
Chesterfield Cnty Economic Development Auth
Public Facility Refunding RB (Juvenile Courts) Series 2010A	4.00%	01/01/19	(f)	455,000	511,957
Hanover Cnty
Refunding RB Series 2011A	5.25%	01/15/31	(b)	295,000	341,813
Henrico Cnty
GO Refunding Bonds Series 2009	4.00%	03/01/18		95,000	108,205
GO Refunding Bonds Series 2010	5.00%	07/15/17		500,000	585,645
Prince William Cnty IDA
Life Sciences Lab RB (George Mason Univ) Series 2011AA	5.00%	09/01/17		445,000	501,301
Life Sciences Lab RB (George Mason Univ) Series 2011AA	4.00%	09/01/18		255,000	277,458
Life Sciences Lab RB (George Mason Univ) Series 2011AA	4.00%	09/01/20		325,000	349,502
Life Sciences Lab RB (George Mason Univ) Series 2011AA	5.50%	09/01/34	(b)	405,000	450,259

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Richmond
GO Bonds Series 2009A	4.00%	07/15/16		85,000	93,866
Virginia Beach Development Auth
M/F Housing RB (New Sands Apts) Series 2011	1.10%	12/01/13	(b)(h)	2,925,000	2,925,000
Virginia Commonwealth Univ Health System Auth
General RB Series 2011	5.00%	07/01/26	(b)	590,000	681,344
General RB Series 2011	5.00%	07/01/27	(b)	1,000,000	1,147,820
Virginia Housing Development Auth
Homeownership Mortgage Bonds Series 2010A	4.00%	03/01/20	(b)	175,000	187,873
Virginnia Resources Auth
Water & Sewer System Refunding RB (Goochland Cnty & Tuckahoe Creek Services District) Series 2012	0.00%	11/01/33	(b)(g)	1,000,000	435,980
Water & Sewer System Refunding RB (Goochland Cnty & Tuckahoe Creek Services District) Series 2012	0.00%	11/01/34	(b)(g)	1,000,000	411,630
Water & Sewer System Refunding RB (Goochland Cnty & Tuckahoe Creek Services District) Series 2012	0.00%	11/01/36	(b)(g)	500,000	184,295

					9,193,948

WASHINGTON 2.6%
Bellevue
Limited Tax GO Refunding Bonds Series 2012B	4.00%	12/01/43	(b)	1,000,000	1,015,870
Camas SD No. 117
Unlimited Tax GO Refunding Bonds 2012	2.00%	12/01/13	(a)	1,950,000	1,966,653
Unlimited Tax GO Refunding Bonds 2012	5.00%	12/01/17	(a)	2,850,000	3,354,678
Energy Northwest
Electric Refunding RB (Project No. 3) Series 2009A	5.25%	07/01/18		1,000,000	1,203,630
Ridgefield SD No. 122
Unlimited Tax GO Bonds 2012	3.00%	12/01/20	(a)	1,520,000	1,617,599
Washington
GO Bonds Series 1990A	6.75%	02/01/15		440,000	470,136
Washington Health Care Facilities Auth
RB (Providence Health & Services) Series 2012A	5.00%	10/01/20		700,000	839,720
RB (Providence Health & Services) Series 2012A	5.00%	10/01/22		1,800,000	2,160,468
Washougal SD No. 112-6
Unlimited Tax GO Refunding Bonds 2012	5.00%	12/01/15	(a)	830,000	919,208
Unlimited Tax GO Refunding Bonds 2012	5.00%	12/01/18	(a)	2,390,000	2,844,435
Unlimited Tax GO Refunding Bonds 2012	5.00%	12/01/19	(a)	1,280,000	1,540,211

					17,932,608

WISCONSIN 0.6%
Kaukauna Area SD
GO Refunding Bonds	3.00%	03/01/14		495,000	504,519
Wisconsin Health & Educational Facilities Auth
RB (Aurora Health Care) Series 2009B1	4.75%	08/15/25	(b)	475,000	495,686
RB (Aurora Health Care) Series 2009B2	5.13%	08/15/27	(b)	1,250,000	1,382,950
RB (Children’s Hospital of Wisconsin) Series 2008B	4.20%	08/15/18		400,000	448,872
RB (Children’s Hospital of Wisconsin) Series 2008B	5.38%	08/15/24	(b)	805,000	934,436
RB (Gundersen Lutheran) Series 2011A	2.50%	10/15/13		750,000	755,730

					4,522,193

Total Fixed-Rate Obligations
(Cost $633,151,263)					659,080,878

Variable-Rate Obligations 4.0% of net assets

CONNECTICUT 1.8%
Connecticut
GO Bonds Series 2011A	1.04%	05/15/18		5,275,000	5,405,873
GO Bonds Series 2011C	1.22%	05/15/19		5,000,000	5,150,000
GO Bonds Series 2012A	1.37%	04/15/20	(f)	1,000,000	1,041,750
GO Bonds Series 2012D	0.89%	09/15/18		1,000,000	1,016,820

					12,614,443

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)

DISTRICT OF COLUMBIA 0.5%
District of Columbia
Income Tax Secured Refunding RB Series 2011E	0.87%	12/01/17	(b)	3,240,000	3,258,889

MASSACHUSETTS 0.8%
Massachusetts
GO Refunding Bonds Series 2011A	0.78%	02/01/15	(b)	1,000,000	1,006,130
Massachusetts Development Finance Agency
RB (Boston Univ) Series U1	0.73%	10/01/40	(b)	1,000,000	1,000,320
RB (Boston Univ) Series U6E	0.67%	10/01/42	(b)	4,000,000	4,001,120

					6,007,570

NEW JERSEY 0.7%
New Jersey Economic Development Auth
School Facilities Construction Refunding Notes Series 2013I	1.72%	03/01/28	(b)	5,000,000	5,110,250

PENNSYLVANIA 0.2%
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2010F	1.17%	05/15/38	(b)(f)	1,500,000	1,500,930

Total Variable-Rate Obligations
(Cost $28,015,000)					28,492,082

End of Investments.

At 05/31/13, the tax basis cost of the fund’s investments was $661,145,229 and the unrealized appreciation and depreciation were $28,610,475 and ($2,182,744), respectively, with a net unrealized appreciation of $26,427,731.

(a)	Credit-enhanced or liquidity-enhanced.
(b)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,252,682 or 0.3% of net assets.
(d)	Illiquid security. At the period end, the value of these amounted to $339,057 or 0.0% of net assets.
(e)	Delayed-delivery security.
(f)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(g)	Zero coupon bond.
(h)	Refunded bond.

CCD —	Community college district
COP —	Certificate of participation
CSD —	Central school district
GO —	General obligation
HFA —	Housing finance agency/authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development board
ISD —	Independent school district
M/F —	Multi-family
RB —	Revenue bond
SD —	School district
S/F —	Single-family
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Futures Contracts: Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total[2]

Fixed-Rate Obligations[1]	$—	$659,080,878	$—	$659,080,878
Variable-Rate Obligations[1]	—	28,492,082	—	28,492,082

Total	$—	$687,572,960	$—	$687,572,960

[1]	As categorized in Portfolio Holdings.
[2]	The fund had no Other Financial Instruments.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2013.

REG406022MAY13

Schwab Investments
Schwab California Tax-Free Bond Fund™

Portfolio Holdings as of May 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

		Cost	Value
Holdings by Category		($)	($)

95.1%	Fixed-Rate Obligations	413,592,166	433,514,366
4.9%	Variable-Rate Obligations	22,085,000	22,150,244

100.0%	Total Investments	435,677,166	455,664,610
0.0%	Other Assets and Liabilities, Net		(17,142)

100.0%	Net Assets		455,647,468

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)

Fixed-Rate Obligations 95.1% of net assets

CALIFORNIA 93.3%
ABAG Finance Auth
RB (Casa de las Campanas) Series 2010	5.13%	09/01/20	(a)(e)	3,500,000	4,112,395
RB (Sharp HealthCare) Series 2009B	6.00%	08/01/24	(b)(e)	875,000	1,018,832
RB (Sharp HealthCare) Series 2011A	6.00%	08/01/30	(b)(e)	2,000,000	2,366,000
RB (Sharp HealthCare) Series 2012A	5.00%	08/01/28	(b)(e)	235,000	261,301
Refunding RB (Episcopal Sr Communities) Series 2012B	2.00%	07/01/13		275,000	275,303
Refunding RB (Episcopal Sr Communities) Series 2012B	2.00%	07/01/14		340,000	343,907
Refunding RB (Episcopal Sr Communities) Series 2012B	3.00%	07/01/15		410,000	425,486
Refunding RB (Episcopal Sr Communities) Series 2012B	3.00%	07/01/16		815,000	846,581
Refunding RB (Episcopal Sr Communities) Series 2012B	4.00%	07/01/17		1,580,000	1,697,836
Refunding RB (Episcopal Sr Communities) Series 2012B	5.00%	07/01/20		530,000	603,967
Refunding RB (Eskaton Properties) Series 2013	2.00%	11/15/13	(d)	425,000	427,278
Refunding RB (Eskaton Properties) Series 2013	3.00%	11/15/15	(d)	1,175,000	1,220,308
Alameda Corridor Transportation Auth
Sr Lien Refunding RB Series 2013A	5.00%	10/01/20		500,000	597,175
Sr Lien Refunding RB Series 2013A	5.00%	10/01/21		1,250,000	1,496,937
Alhambra USD
Refunding GO Bonds Series 2012A	5.00%	08/01/21		500,000	584,855
Refunding GO Bonds Series 2012A	5.00%	08/01/22		500,000	585,635
Refunding GO Bonds Series 2012A	5.00%	08/01/24	(b)	675,000	780,597
Anaheim Public Financing Auth
Electric System Distribution Facilities RB Series 2011A	5.00%	10/01/25	(b)(e)	2,000,000	2,298,000
Lease Refunding RB Series 2008	4.50%	08/01/17	(e)	465,000	528,635
Bay Area Toll Auth
Toll Bridge RB Series 2012F1	4.00%	04/01/18		850,000	967,164
Bellflower USD
GO Bonds Series 2012A	5.00%	08/01/29	(b)	1,750,000	1,948,905
GO Bonds Series 2012A	5.00%	08/01/30	(b)	1,090,000	1,208,995
GO Bonds Series 2012A	5.00%	08/01/31	(b)	1,240,000	1,370,956
Berkeley Joint Powers Financing Auth
Refunding Lease RB Series 2012 (1999 & 2003 Refinancing)	4.00%	10/01/16		750,000	822,817
Beverly Hills Public Finance Auth
Lease RB Series 2010A	4.00%	06/01/16	(e)	100,000	109,775
Bret Harte UHSD
GO BAN 2012	3.00%	03/15/15	(e)	2,500,000	2,593,275
Brisbane SD
GO Bonds Series 2005	0.00%	07/01/36	(f)	755,000	213,023
GO Bonds Series 2005	0.00%	07/01/37	(f)	1,275,000	338,168

 1

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
California
Economic Recovery Bonds Series 2004A	5.25%	07/01/13	(g)	165,000	165,602
Economic Recovery Bonds Series 2004A	5.25%	07/01/13		275,000	276,045
GO Bonds	4.00%	09/01/17		1,500,000	1,684,290
GO Bonds	5.00%	09/01/17		2,000,000	2,328,460
GO Bonds	4.00%	09/01/18		1,500,000	1,708,530
GO Bonds	5.00%	09/01/18		3,000,000	3,568,710
GO Bonds	5.00%	10/01/18		2,000,000	2,383,840
GO Bonds	5.50%	04/01/19		1,000,000	1,219,690
GO Bonds	5.00%	11/01/19		3,000,000	3,616,590
GO Bonds	5.00%	09/01/20		2,560,000	3,102,003
GO Bonds	5.00%	11/01/24	(b)	2,000,000	2,319,940
GO Bonds	5.00%	11/01/25	(b)(e)	2,090,000	2,424,337
GO Bonds	5.25%	12/01/28	(b)(g)	525,000	551,019
GO Bonds	6.50%	04/01/33	(b)	1,425,000	1,756,327
GO Bonds	6.00%	11/01/35	(b)	1,440,000	1,758,499
GO Bonds	5.00%	04/01/38	(b)	1,255,000	1,346,439
GO Bonds	5.50%	03/01/40	(b)	945,000	1,096,880
GO Bonds	4.00%	02/01/43	(b)	2,000,000	1,965,780
GO Bonds Series 2000	5.63%	05/01/18	(b)	25,000	25,093
GO Refunding Bonds	5.00%	02/01/14		500,000	515,615
GO Refunding Bonds	5.00%	10/01/17		185,000	215,882
GO Refunding Bonds	5.00%	09/01/21		1,455,000	1,773,892
GO Refunding Bonds	5.25%	10/01/22		2,785,000	3,439,141
GO Refunding Bonds	5.25%	10/01/32	(b)(e)	4,350,000	4,989,972
RAN 2012-2013 Series A2	2.50%	06/20/13		3,330,000	3,333,663
California Dept of Veterans Affairs
Home Purchase RB Series 2012A	3.00%	12/01/21	(b)	3,105,000	3,185,016
California Dept of Water Resources
Power Supply RB Series 2008H	4.50%	05/01/17		1,550,000	1,771,371
Power Supply RB Series 2010M	4.00%	05/01/19		750,000	862,905
Water System RB (Central Valley) Series AI	5.00%	12/01/16		2,000,000	2,306,380
Water System RB (Central Valley) Series AP	4.00%	12/01/33	(b)	795,000	850,411
California Educational Facilities Auth
RB (Pomona College) Series 2011	4.00%	01/01/14	(e)	395,000	403,627
RB (Pomona College) Series 2011	4.00%	01/01/15	(e)	280,000	296,330
RB (Pomona College) Series 2011	4.00%	01/01/16	(e)	400,000	433,804
RB (Pomona College) Series 2011	4.00%	01/01/17	(e)	200,000	220,854
RB (Univ of San Francisco) Series 2011	5.00%	10/01/21	(e)	595,000	704,159
RB (Univ of Southern California) Series 2009C	5.25%	10/01/24	(e)	2,000,000	2,550,700
Refunding RB (Univ of San Diego) Series 2011	4.50%	10/01/17	(e)	1,230,000	1,386,050
Refunding RB (Univ of San Diego) Series 2011	5.00%	10/01/18	(e)	680,000	791,826
Refunding RB (Univ of San Diego) Series 2011	5.00%	10/01/21	(e)	500,000	589,675
California Health Facilities Financing Auth
Insured RB (NCROC Paradise Valley Estates) Series 2005	4.38%	12/01/13	(a)(e)	170,000	173,239
RB (Adventist Health/West) Series 2009C	5.00%	03/01/14	(e)	750,000	774,060
RB (Catholic Healthcare West) Series 2009F	5.00%	07/01/27	(b)(e)	1,500,000	1,572,255
RB (Chinese Hospital Assoc) Series 2012	5.00%	06/01/37	(a)(b)	500,000	542,550
RB (City of Hope) Series 2012A	5.00%	11/15/21		700,000	837,767
RB (City of Hope) Series 2012A	5.00%	11/15/22		750,000	897,780
RB (Community Program for Persons with Developmental Disabilities) Series 2011A	5.25%	02/01/20	(a)(e)	905,000	1,063,972
RB (Memorial Health Services) Series 2012A	4.00%	10/01/17	(e)	750,000	841,552
RB (NCROC Paradise Valley Estates) Series 2005	4.63%	12/01/15	(a)(e)	150,000	163,877
RB (NCROC Paradise Valley Estates) Series 2005	4.75%	12/01/16	(a)(e)	340,000	382,860
RB (NCROC Paradise Valley Estates) Series 2005	4.88%	12/01/17	(a)(e)	200,000	231,268
RB (NCROC Paradise Valley Estates) Series 2005	5.00%	12/01/18	(a)(e)	175,000	207,359
RB (Rady Children’s Hospital) Series 2011	5.50%	08/15/26	(b)(e)	3,435,000	4,000,367
RB (Scripps Health) Series 2008A	5.00%	10/01/16	(e)	3,285,000	3,701,768
RB (St. Joseph Health) Series 2009C	5.00%	07/01/34	(b)(e)	3,000,000	3,156,660
Refunding RB (Marshall Medical Center) Series 2012A	3.00%	11/01/13	(a)	270,000	272,819
Refunding RB (Marshall Medical Center) Series 2012A	4.00%	11/01/16	(a)	1,330,000	1,448,769
Refunding RB (NCROC - Paradise Valley Estates) Series 2013	2.00%	01/01/14	(a)	1,975,000	1,992,814
Refunding RB (NCROC - Paradise Valley Estates) Series 2013	3.00%	01/01/15	(a)	500,000	518,110
California HFA
Limited Obligation M/F Housing RB (Woolf House Apts) Series 2011B	1.05%	01/01/14	(b)(e)(g)	5,950,000	5,952,201

2

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
California Infrastructure & Economic Development Bank
RB (California ISO) Series 2009A	5.25%	02/01/21	(b)(e)	1,925,000	2,044,850
RB (Sanford Consortium) Series 2010A	4.00%	05/15/17		315,000	351,978
RB (Sanford Consortium) Series 2010A	4.00%	05/15/18		775,000	879,664
RB (Sanford Consortium) Series 2010A	5.00%	05/15/20		245,000	295,076
RB (USC) Series 2010	5.00%	12/01/19		470,000	567,798
RB (USC) Series 2010	3.25%	12/01/21	(b)	750,000	806,242
RB (USC) Series 2010	5.00%	12/01/23	(b)	720,000	843,847
Refunding RB (Pepperdine Univ) Series 2010	5.00%	11/01/26	(b)	400,000	449,020
Refunding RB (Pepperdine Univ) Series 2010	5.00%	11/01/27	(b)	200,000	223,272
California Public Works Board
Lease RB (California State Univ) Series 2009J	6.00%	11/01/29	(b)	400,000	478,456
Lease RB (Dept of Corrections & Rehabilitation) Series 2011C	5.75%	10/01/31	(b)	1,000,000	1,169,040
Lease RB (Dept of Corrections) Series 1993E	5.50%	06/01/15		240,000	249,751
Lease RB (Judicial Council of California) Series 2011D	5.00%	12/01/22	(b)	1,000,000	1,186,780
Lease RB (Judicial Council of California) Series 2013A	5.00%	03/01/27	(b)	1,000,000	1,117,580
Lease RB (Univ of California) Series 2011G	5.00%	12/01/25	(b)	2,700,000	3,197,529
Lease RB (Univ of California) Series 2011G	5.25%	12/01/26	(b)	1,000,000	1,199,010
Lease RB Series 2009G1	5.25%	10/01/24	(b)	2,100,000	2,434,383
Lease RB Series 2012A	5.00%	04/01/23	(b)	3,000,000	3,533,190
Lease RB Series 2012G	4.00%	11/01/16		1,000,000	1,105,150
Lease RB Series 2012G	4.00%	11/01/17		1,000,000	1,122,080
Lease RB Series 2012G	5.00%	11/01/18		1,990,000	2,351,444
Lease Refunding RB (Dept of Corrections & Rehabilitation) Series 2012C	5.00%	06/01/18		1,500,000	1,752,240
California Statewide Communities Development Auth
Health Facility RB (Monterey Peninsula Community Hospital) Series 2011A	6.00%	06/01/33	(b)	1,000,000	1,175,200
M/F Housing RB (740 S Olive St Apts) Series 2009L	2.10%	07/20/14	(a)	250,000	250,528
RB (Cottage Health) Series 2010	5.00%	11/01/16		225,000	255,139
RB (Cottage Health) Series 2010	5.00%	11/01/17		475,000	551,114
RB (Cottage Health) Series 2010	5.00%	11/01/18		600,000	707,274
RB (Enloe Medical Center) Series 2008A	5.50%	08/15/13	(a)	250,000	251,870
RB (Kaiser Permanente) Series 2009A	5.00%	04/01/14		4,340,000	4,508,826
RB (Kaiser Permanente) Series 2009A	4.63%	04/01/19		100,000	117,480
RB (Proposition 1A Receivables) Series 2009	5.00%	06/15/13		5,095,000	5,103,050
RB (St. Joseph Health) Series 2000	4.50%	07/01/18		4,520,000	4,808,964
RB (Sutter Health) Series 2011A	6.00%	08/15/42	(b)	875,000	1,040,567
Refunding RB (Episcopal Communities & Services) Series 2012	5.00%	05/15/24	(b)	620,000	688,870
Refunding RB (Episcopal Communities & Services) Series 2012	5.00%	05/15/21		300,000	342,126
Sr Living RB (Southern California Presbyterian Homes) Series 2009	5.25%	11/15/14		435,000	453,501
Carson Redevelopment Agency
Tax Allocation Sub Bonds (Merged Area Redevelopment) Series 2003D	6.00%	01/01/35	(b)(g)	500,000	516,400
Centralia SD
2012 GO Refunding Bonds	4.00%	08/01/20		205,000	232,644
2012 GO Refunding Bonds	4.00%	08/01/21		350,000	396,232
2012 GO Refunding Bonds	4.00%	08/01/24	(b)	575,000	641,683
Cerritos CCD
GO Bonds Series 2012D	0.00%	08/01/26	(f)	1,000,000	581,780
Chula Vista
Refunding IDRB (SDG&E) Series 2006A	1.65%	07/01/18	(b)	2,000,000	2,020,120
Citrus Heights Water District
Revenue Refunding COP Series 2010	3.00%	10/01/13		200,000	201,796
Revenue Refunding COP Series 2010	4.00%	10/01/20		120,000	128,566
Contra Costa CCD
GO Refunding Bonds 2012	4.00%	08/01/30	(b)	2,060,000	2,163,103
GO Refunding Bonds Series 2011	5.00%	08/01/22	(b)	1,040,000	1,250,267
Contra Costa Transportation Auth
Sales Tax RB Series 2012B	5.00%	03/01/25	(b)	1,000,000	1,178,560
Convention Center Expansion Financing Auth
Lease Refunding RB Series 2012A	4.00%	04/15/17		575,000	627,590
Lease Refunding RB Series 2012A	4.00%	04/15/18		1,000,000	1,101,450
Lease Refunding RB Series 2012A	5.00%	04/15/19		1,000,000	1,153,160
Cotati-Rohnert Park USD
GO Refunding Bonds 2013	3.00%	08/01/14		515,000	528,122
GO Refunding Bonds 2013	4.00%	08/01/15		775,000	823,592
GO Refunding Bonds 2013	4.00%	08/01/16		500,000	541,275

 3

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Cupertino Union SD
GO Refunding Bonds Series 2011A	5.00%	08/01/23	(b)	240,000	289,514
GO Refunding Bonds Series 2011A	5.00%	08/01/24	(b)	600,000	706,158
GO Refunding Bonds Series 2011A	5.00%	08/01/26	(b)	325,000	379,379
East Bay Municipal Utility District
Water System Refunding RB Series 2013A	5.00%	06/01/20		2,000,000	2,465,780
Water System Refunding RB Series 2013A	5.00%	06/01/21		3,000,000	3,726,480
East Bay Regional Park District
GO Refunding Bonds Series 2008	5.00%	09/01/13		135,000	136,540
El Camino CCD
GO Refunding Bonds Series 2012	5.00%	08/01/23	(b)	1,500,000	1,817,430
Emery USD
GO Bonds Series 2011A	6.50%	08/01/31	(b)	2,500,000	3,057,800
GO Bonds Series 2012D	0.00%	08/01/36	(b)(f)	2,550,000	766,326
GO Bonds Series 2012D	0.00%	08/01/42	(b)(f)	3,500,000	731,885
Foothill-DeAnza CCD
GO Refunding Bonds Series 2012	5.00%	08/01/22		1,380,000	1,711,724
Forestville Union SD
GO Bonds Series 2011	6.25%	08/01/32	(b)	835,000	1,016,496
Franklin-McKinley SD
GO Bonds Series 2012B	4.00%	08/01/16		325,000	355,209
GO Bonds Series 2012B	4.00%	08/01/17		150,000	166,716
Glendale Redevelopment Agency
Tax Allocation Bonds Series 2002	5.25%	12/01/19	(b)	3,275,000	3,349,244
Golden State Tobacco Securitization Corp
Tobacco Settlement Asset-Backed Bonds Series 2003A1	6.25%	06/01/33	(b)(g)	4,545,000	4,545,000
Golden West Schools Financing Auth
GO RB (Rowland USD) Series 2005	5.25%	09/01/24		1,675,000	2,062,829
Grossmont UHSD
GO Refunding Bonds Series 2012	4.00%	08/01/20		2,500,000	2,856,850
Guerneville Elementary SD
GO Bonds Series 2012A	6.13%	08/01/42	(b)	1,105,000	1,282,551
Healdsburg Redevelopment Agency
Tax Allocation Bonds (Sotoyome) Series 2010	5.00%	08/01/25	(b)	575,000	640,314
Tax Allocation Bonds (Sotoyome) Series 2010	5.25%	08/01/30	(b)	1,000,000	1,098,590
Huntington Beach Public Finance Auth
Lease Refunding RB Series 2011A	2.50%	09/01/13		750,000	754,080
Imperial Irrigation District
Electric System Refunding RB Series 2011C	5.00%	11/01/14		200,000	212,676
Electric System Refunding RB Series 2011C	5.00%	11/01/15		365,000	403,205
Electric System Refunding RB Series 2011C	5.00%	11/01/17		600,000	700,356
Electric System Refunding RB Series 2011C	5.00%	11/01/18		425,000	505,113
Electric System Refunding RB Series 2011D	5.00%	11/01/19		720,000	861,682
Electric System Refunding RB Series 2011D	5.00%	11/01/20		750,000	886,590
Electric System Refunding RB Series 2011D	5.00%	11/01/21		1,235,000	1,459,523
Jefferson Elementary SD
GO Bonds Series 2012A	4.00%	09/01/37	(b)(d)	1,160,000	1,114,621
Kern Cnty
Refunding COP 2011 Series A	5.00%	11/01/17		1,460,000	1,663,655
Refunding COP 2011 Series A	5.00%	11/01/18		1,235,000	1,433,526
Lodi Public Financing Auth
Wastewater Refunding RB Series 2012A	4.00%	10/01/16		300,000	326,556
Wastewater Refunding RB Series 2012A	4.00%	10/01/18		500,000	552,370
Wastewater Refunding RB Series 2012A	4.00%	10/01/19		750,000	820,440
Wastewater Refunding RB Series 2012A	4.00%	10/01/20		450,000	489,555
Wastewater Refunding RB Series 2012A	4.00%	10/01/21		725,000	778,570
Long Beach CCD
GO Bonds Series 2012B	5.00%	08/01/24	(b)	770,000	925,933
Los Angeles
Airport Sr RB Series 2010A	4.00%	05/15/20		225,000	258,919
Judgment Obligation Bonds Series 2010A	5.00%	06/01/20		5,690,000	6,737,074
Wastewater System Sub Refunding RB Series 2012A	4.00%	06/01/16		575,000	633,006
Wastewater System Sub Refunding RB Series 2012A	5.00%	06/01/17		2,500,000	2,901,800
Wastewater System Sub Refunding RB Series 2012B	4.00%	06/01/18		250,000	284,710
Wastewater System Sub Refunding RB Series 2012B	5.00%	06/01/20		500,000	607,195
Wastewater System Sub Refunding RB Series 2012B	4.00%	06/01/22		490,000	560,717

4

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Wastewater System Sub Refunding RB Series 2012B	4.00%	06/01/24	(b)	1,075,000	1,197,679
Wastewater System Sub Refunding RB Series 2012C	5.00%	06/01/21		225,000	274,608
Los Angeles CCD
GO Bonds Series 2009A	6.00%	08/01/33	(b)	1,545,000	1,860,489
Los Angeles Cnty
Refunding COP 2012	5.00%	09/01/22		2,250,000	2,658,442
Los Angeles Cnty Metropolitan Transportation Auth
First Tier Sr Sales Tax Refunding RB Series 2013A	5.00%	07/01/20		2,500,000	3,085,025
Los Angeles Dept of Airports
Airport Sub RB (Los Angeles Int’l Airport) Series 2010B	5.00%	05/15/21	(b)	230,000	272,562
Los Angeles Dept of Water & Power
Power System RB Series 2009B	5.25%	07/01/23	(b)	1,700,000	2,026,196
Power System RB Series 2011A	4.00%	07/01/16		515,000	567,721
Power System RB Series 2011A	5.00%	07/01/18		3,380,000	4,028,554
Power System RB Series 2012C	4.00%	01/01/16	(b)	1,925,000	2,081,753
Power System RB Series 2012C	5.00%	01/01/16	(b)	770,000	850,465
Power System RB Series 2013A	5.00%	07/01/28	(b)	3,100,000	3,595,690
Los Angeles Harbor Dept
Refunding RB Series 2011B	5.00%	08/01/24	(b)	1,000,000	1,178,540
Los Angeles Municipal Improvement Corp
Lease RB (Capital Equipment) Series 2007A	5.00%	08/01/14		175,000	183,395
Lease RB (Capital Equipment) Series 2010A	4.00%	11/01/16		95,000	103,583
Lease RB (Capital Equipment) Series 2012A	4.00%	03/01/16		1,200,000	1,287,888
Lease RB (Capital Equipment) Series 2012A	5.00%	03/01/16		2,500,000	2,750,175
Lease RB (Real Property) Series 2012B	4.00%	03/01/24	(b)	50,000	52,988
Los Angeles USD
Refunding COP Series 2012A	5.00%	10/01/20		2,375,000	2,813,567
Refunding COP Series 2012A	5.00%	10/01/21		2,195,000	2,583,274
Refunding COP Series 2012A	5.00%	10/01/22		2,800,000	3,294,704
Refunding COP Series 2012B	4.00%	10/01/17		185,000	205,596
Los Gatos
COP 2010	5.00%	08/01/21	(b)	500,000	570,875
M-S-R Public Power Agency
Sub Lien RB Series 2008L	5.00%	07/01/16		830,000	934,497
Sub Lien RB Series 2008L	5.00%	07/01/17		855,000	988,542
Malibu
COP Series 2009A	4.00%	07/01/14		70,000	72,755
COP Series 2009A	4.00%	07/01/17		100,000	111,348
COP Series 2009A	4.00%	07/01/18		75,000	84,633
COP Series 2009A	5.00%	07/01/20	(b)	75,000	88,321
COP Series 2009A	5.00%	07/01/21	(b)	110,000	127,280
COP Series 2009A	5.00%	07/01/22	(b)	100,000	114,426
Midpeninsula Regional Open Space District
RB Series 2011	6.00%	09/01/41	(b)	3,000,000	3,513,870
Modesto Irrigation District
Electric System Refunding RB Series 2011A	5.00%	07/01/14		500,000	523,865
Electric System Refunding RB Series 2011A	5.00%	07/01/15		945,000	1,029,474
Electric System Refunding RB Series 2012A	5.00%	07/01/16		200,000	224,856
Electric System Refunding RB Series 2012A	5.00%	07/01/17		100,000	115,446
Electric System Refunding RB Series 2012A	5.00%	07/01/19		200,000	238,050
Mountain View Shoreline Regional Park Community
RB Series 2011A	5.00%	08/01/19		420,000	478,519
RB Series 2011A	5.00%	08/01/20		200,000	228,624
RB Series 2011A	5.00%	08/01/21		550,000	628,606
RB Series 2011A	5.75%	08/01/40	(b)	700,000	763,126
Mountain View Whisman SD
GO Bonds Series A	4.00%	09/01/30	(b)	840,000	896,734
Mt. Diablo Hospital District
Insured Hospital RB Series 1993A	5.00%	12/01/13	(g)	935,000	956,683
Newport-Mesa USD
GO Refunding Bonds Series 2012	5.00%	08/01/27	(b)	1,220,000	1,430,023
North City West School Facilities Financing Auth CFD No. 1
Sub Special Tax RB Series 2012A	4.00%	09/01/19		755,000	828,258
Novato Redevelopment Agency
Tax Allocation Bonds (Hamilton Field Redevelopment) Series 2011	6.75%	09/01/40	(b)	1,000,000	1,137,880

 5

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Oakland
GO Refunding Bonds Series 2012	5.00%	01/15/24	(b)	710,000	820,597
Palmdale Water District Public Financing Auth
Water RB Series 2013A	5.00%	10/01/32	(b)	3,400,000	3,727,250
Palo Alto
Limited Obligation Refunding Bonds (Univ Ave Area Off-St Parking Assessment District) Series 2012	5.00%	09/02/27	(b)	570,000	634,079
Limited Obligation Refunding Bonds (Univ Ave Area Off-St Parking Assessment District) Series 2012	5.00%	09/02/30	(b)	440,000	480,440
Pasadena Area CCD
GO Bonds Series 2009D	5.00%	08/01/21	(b)	130,000	152,233
Pasadena Public Financing Auth
Lease RB (Rose Bowl Renovation) Series 2010A	5.00%	03/01/25	(b)	200,000	228,770
Placentia-Yorba Linda USD
GO Refunding Bonds 2012	4.00%	08/01/16		950,000	1,047,042
Pomona
S/F Mortgage Refunding RB Series 1990B	7.50%	08/01/23	(g)	875,000	1,134,061
Puente Basin Water Agency
Water RB (Walnut Valley Water District) Series 2013A	5.00%	06/01/38	(b)	2,080,000	2,316,954
Riverside Cnty Palm Desert Financing Auth
Lease RB (Cnty Facilities) Series 2008A	5.50%	05/01/18		1,790,000	2,063,226
Roseville
Special Tax Refunding RB Series 2010	3.00%	09/01/14		2,200,000	2,241,426
Roseville City SD
GO Refunding Bonds Series 2011	4.00%	08/01/14		500,000	521,560
GO Refunding Bonds Series 2011	5.00%	08/01/25	(b)	780,000	907,405
GO Refunding Bonds Series 2011	5.00%	08/01/28	(b)	1,000,000	1,135,180
Ross Valley SD
GO Bonds Series A	5.00%	08/01/31	(b)	1,000,000	1,130,570
Sacramento Municipal Utility District
Electric Refunding RB Series 2013C	5.00%	08/15/16	(d)	2,000,000	2,246,740
San Bernardino CCD
GO Bonds Series A	6.25%	08/01/23	(b)	1,275,000	1,609,050
San Bernardino City USD
GO Refunding Bonds Series 2013A	2.00%	08/01/13	(d)	660,000	661,709
GO Refunding Bonds Series 2013A	5.00%	08/01/20	(d)	1,475,000	1,743,804
San Diego CCD
GO Bonds Series 2011	5.00%	08/01/36	(b)	2,000,000	2,253,480
San Diego Cnty Regional Airport Auth
Airport Sr RB Series 2013A	5.00%	07/01/23		200,000	242,290
Airport Sr RB Series 2013A	5.00%	07/01/24	(b)	350,000	419,206
Airport Sr RB Series 2013A	5.00%	07/01/25	(b)	505,000	599,470
Airport Sr RB Series 2013A	5.00%	07/01/26	(b)	490,000	573,241
Airport Sr RB Series 2013A	4.00%	07/01/30	(b)	925,000	957,588
San Diego Public Facilities Financing Auth
Lease Refunding RB Series 2010A	5.00%	09/01/19		1,010,000	1,163,177
Lease Refunding RB Series 2010A	4.25%	03/01/20		950,000	1,036,469
Lease Refunding RB Series 2010A	5.00%	09/01/20		795,000	911,094
San Diego Regional Building Auth
Lease RB Series 2009A	4.00%	02/01/16		415,000	444,714
Lease RB Series 2009A	4.00%	02/01/17		890,000	968,845
San Diego USD
GO Refunding Bonds Series 2005C2	5.50%	07/01/21		2,520,000	3,065,378
San Francisco
COP Series 2009A	5.00%	04/01/15		550,000	594,941
COP Series 2009A	5.00%	04/01/17		950,000	1,076,834
COP Series 2009A	5.00%	04/01/21	(b)	4,225,000	4,781,644
Refunding COP (Moscone Center South) Series 2011A	5.00%	09/01/24	(b)	2,340,000	2,677,428
San Francisco Airport Commission
Second Series RB Series 2009E	5.25%	05/01/24	(b)	300,000	353,316
Second Series Refunding RB Series 2009D	4.00%	05/01/24	(b)	1,525,000	1,679,543
Second Series Refunding RB Series 2011B	5.50%	05/01/21		750,000	926,835
Second Series Refunding RB Series 2012A	5.00%	05/01/26	(b)	450,000	517,968
San Francisco Bay Area Rapid Transit District
GO Bonds Series 2007B	5.00%	08/01/35	(b)	2,565,000	2,895,449

6

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
San Francisco CCD
GO Bonds Series 2004B	4.38%	06/15/23	(b)	2,700,000	2,734,155
San Francisco Public Utilities Commission
Wastewater RB Series 2013B	4.00%	10/01/33	(b)	2,000,000	2,075,660
Water RB Series 2010F	4.00%	11/01/19		2,535,000	2,897,328
Water RB Series 2011A	5.00%	11/01/20		2,360,000	2,868,580
San Francisco Redevelopment Financing Auth
Tax Allocation RB Series 2011B	6.63%	08/01/41	(b)	1,060,000	1,270,474
Tax Allocation Refunding RB Series 2007B	5.00%	08/01/15		1,000,000	1,068,650
San Jose
Airport RB Series 2011A2	5.00%	03/01/19		360,000	418,482
Airport RB Series 2011A2	5.00%	03/01/21		810,000	948,542
San Jose Financing Auth
Lease Refunding RB (Civic Center) Series 2013A	5.00%	06/01/26	(b)	1,000,000	1,151,930
San Lorenzo Valley USD
GO Bonds Series 2008A	0.00%	08/01/28	(f)	500,000	261,225
GO Bonds Series 2008A	0.00%	08/01/30	(f)	250,000	117,103
San Mateo Cnty Jt Powers Financing Auth
Lease Refunding RB (Youth Services Campus) Series 2008A	4.00%	07/15/17		375,000	418,271
Lease Refunding RB (Youth Services Campus) Series 2008A	5.00%	07/15/20	(b)	350,000	406,679
San Mateo-Foster City SD
GO Refunding Bonds Series 2012	4.00%	09/01/17		1,840,000	2,076,698
GO Refunding Bonds Series 2012	4.00%	09/01/19		1,960,000	2,229,461
Santa Clara Cnty Financing Auth
Lease RB (VMC Refunding) Series 2008A	5.00%	11/15/22	(b)	1,450,000	1,639,732
RB (El Camino Hospital) Series 2007A	5.00%	02/01/17		230,000	256,006
RB (El Camino Hospital) Series 2007B	5.00%	02/01/17		115,000	128,003
RB (El Camino Hospital) Series 2007C	5.00%	02/01/17		300,000	333,921
Santa Cruz Cnty Redevelopment Agency
Tax Allocation Bonds Series 2009A	7.00%	09/01/36	(b)	900,000	1,062,945
Santa Cruz HSD
GO Refunding Bonds Series 2005	5.00%	08/01/29	(b)	5,680,000	5,836,598
Santa Maria-Bonita SD
COP Series 2013	2.00%	06/01/16		200,000	202,736
COP Series 2013	2.00%	06/01/17		200,000	201,226
COP Series 2013	2.00%	06/01/18		330,000	327,360
COP Series 2013	2.00%	06/01/19		290,000	278,908
Santa Monica Public Financing Auth
Lease RB Series 2011A	5.00%	06/01/28	(b)	1,195,000	1,350,063
Lease RB Series 2011A	5.00%	06/01/30	(b)	2,370,000	2,649,139
Santa Monica Redevelopment Agency
Tax Allocation Bonds (Earthquake Recovery) Series 2011	5.88%	07/01/36	(b)	1,125,000	1,322,685
Santa Monica-Malibu USD
GO Bonds Series B	5.00%	08/01/17		115,000	134,702
GO Bonds Series B	5.00%	08/01/18		100,000	119,994
GO Bonds Series B	5.00%	08/01/19		75,000	91,265
GO Bonds Series D	5.00%	07/01/27	(b)	1,000,000	1,184,190
GO Bonds Series D	0.00%	07/01/34	(b)(f)	3,430,000	1,252,533
Sonoma-Marina Area Rail Transit District
Sales Tax RB Series 2011A	5.00%	03/01/18		500,000	585,250
Sales Tax RB Series 2011A	5.00%	03/01/20		500,000	595,850
Sales Tax RB Series 2011A	5.00%	03/01/29	(b)	500,000	567,705
South Orange Cnty Public Financing Auth
Facility Lease Refunding RB Series 2012	2.00%	06/01/14		600,000	607,554
Facility Lease Refunding RB Series 2012	4.00%	06/01/16		1,500,000	1,636,830
Southern California Metropolitan Water District
Water Refunding RB Series 1993A	5.75%	07/01/21		5,195,000	6,287,612
Tamalpais UHSD
GO Refunding Bonds Series 2011	5.00%	08/01/27	(b)	1,000,000	1,185,000
Tuolumne Wind Project Auth
RB Series 2009A	5.00%	01/01/22	(b)	475,000	543,310
Tustin USD
GO Bonds 2008 Election Series B	6.00%	08/01/36	(b)	950,000	1,143,353
Univ of California
General RB Series 2009Q	5.25%	05/15/26	(b)	3,980,000	4,578,751
General RB Series 2011AB	3.00%	05/15/18		845,000	924,185

 7

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Upland
COP (San Antonio Community Hospital) Series 2011	5.50%	01/01/19		1,165,000	1,373,593
COP (San Antonio Community Hospital) Series 2011	5.75%	01/01/21		100,000	120,987
COP (San Antonio Community Hospital) Series 2011	6.50%	01/01/41	(b)	1,450,000	1,687,843
Ventura Cnty Public Financing Auth
Lease RB Series 2013A	5.00%	11/01/20		250,000	297,778
Lease RB Series 2013A	5.00%	11/01/21		425,000	505,091
Lease RB Series 2013A	5.00%	11/01/22		1,000,000	1,192,640
Lease RB Series 2013A	5.00%	11/01/32	(b)	1,000,000	1,117,600
Washington Township Health Care District
RB Series 2009A	4.50%	07/01/13		250,000	250,640
RB Series 2009A	5.00%	07/01/14		300,000	311,778
RB Series 2009A	5.00%	07/01/15		300,000	321,660
RB Series 2009A	5.00%	07/01/16	(e)	75,000	82,614
RB Series 2009A	5.13%	07/01/17		200,000	225,576
RB Series 2009A	5.25%	07/01/18		250,000	287,698
RB Series 2009A	5.50%	07/01/19		300,000	356,355
West Kern Water District
Revenue COP Series 2011	4.00%	06/01/18		70,000	75,888
Revenue COP Series 2011	4.00%	06/01/19		500,000	538,300
Revenue COP Series 2011	5.00%	06/01/20		500,000	567,005
Revenue COP Series 2011	5.00%	06/01/28	(b)	900,000	975,105
Westlands Water District
Refunding RB Series 2012A	2.00%	09/01/13		250,000	250,965
Refunding RB Series 2012A	3.00%	09/01/14		575,000	593,239
Refunding RB Series 2012A	4.00%	09/01/18		250,000	283,395
Refunding RB Series 2012A	4.00%	09/01/19		270,000	306,437
Whittier
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2009D	5.00%	06/01/15		700,000	754,999
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2009D	5.00%	06/01/16		2,100,000	2,328,354
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2009D	5.00%	06/01/17		2,050,000	2,316,602
Woodland Finance Auth
Water RB Series 2011	3.85%	03/01/18		145,000	155,843
Water RB Series 2011	4.15%	03/01/19		180,000	195,881
Water RB Series 2011	4.45%	03/01/20		100,000	110,518
Water RB Series 2011	4.65%	03/01/21		115,000	128,181

					425,093,216

PUERTO RICO 1.8%
Puerto Rico
Refunding Bonds Series 2002A	5.50%	07/01/14		1,435,000	1,484,105
Puerto Rico Electric Power Auth
Power RB Series NN	5.00%	07/01/32	(b)(g)	1,425,000	1,429,945
Power RB Series ZZ	5.25%	07/01/18		3,000,000	3,236,190
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Fincg Auth
Higher Education & Refunding RB (Inter American Univ of Puerto Rico) Series 2012	5.00%	10/01/16		500,000	548,135
Higher Education & Refunding RB (Inter American Univ of Puerto Rico) Series 2012	5.00%	10/01/17		500,000	547,455
Puerto Rico Sales Tax Financing Corp
Sales Tax RB Sr Series 2011C	5.00%	08/01/22	(b)	1,000,000	1,175,320

					8,421,150

Total Fixed-Rate Obligations
(Cost $413,592,166)					433,514,366

Variable-Rate Obligations 4.9% of net assets

CALIFORNIA 4.9%
Bay Area Toll Auth
Toll Bridge RB Series 2007A1	0.82%	04/01/47	(b)	1,000,000	1,002,780
Toll Bridge RB Series 2008A1	1.02%	04/01/45	(b)	2,000,000	2,010,880

8

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Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
California
GO Refunding Bonds 2012B	1.02%	05/01/18	(b)	1,000,000	1,005,940
GO Refunding Bonds 2012B	1.27%	05/01/20	(b)	1,000,000	1,009,520
California Educational Facilities Auth
Refunding RB (Loyola Marymount Univ) Series 2010B	0.92%	10/01/15	(b)(e)	4,190,000	4,210,363
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2012B	1.07%	04/01/52	(b)	2,000,000	2,012,020
East Bay Municipal Utility District
Wastewater System Refunding RB Series 2011A	0.44%	06/01/38	(b)	2,015,000	2,015,081
Los Angeles Dept of Water & Power
Power System RB Series 2001B6	0.04%	07/01/34	(a)(b)	500,000	500,000
Southern California Metropolitan Water District
Water Refunding RB Series 2011A4	0.27%	07/01/36	(b)	2,000,000	2,000,000
Water Refunding RB Series 2012B1	0.47%	07/01/27	(b)	2,000,000	2,003,660
Univ of California
General RB Series 2007J	0.07%	05/15/15	(a)(b)(c)	2,000,000	2,000,000
Medical Center Pooled RB Series 2007B1	0.06%	05/15/32	(a)(b)	2,380,000	2,380,000

Total Variable-Rate Obligations
(Cost $22,085,000)					22,150,244

End of Investments.

At 05/31/13, the tax basis cost of the fund’s investments was $435,660,778 and the unrealized appreciation and depreciation were $21,192,010 and ($1,188,178), respectively, with a net unrealized appreciation of $20,003,832.

(a)	Credit-enhanced or liquidity-enhanced.
(b)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,000,000 or 0.4% of net assets.
(d)	Delayed-delivery security.
(e)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(f)	Zero coupon bond.
(g)	Refunded bond.

BAN —	Bond anticipation note
CCD —	Community college district
CFD —	Community facilities district
COP —	Certificate of participation
GO —	General obligation
HFA —	Housing finance agency/authority
HSD —	High school district
IDRB —	Industrial development revenue bond
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
UHSD —	Union high school district
USD —	Unified school district

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

 9

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Portfolio Holdings (Unaudited) continued

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Futures Contracts: Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value

10

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Portfolio Holdings (Unaudited) continued

of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total[2]

Fixed-Rate Obligations[1]	$—	$433,514,366	$—	$433,514,366
Variable-Rate Obligations[1]	—	22,150,244	—	22,150,244

Total	$—	$455,664,610	$—	$455,664,610

[1]	As categorized in Portfolio Holdings.
[2]	The fund had no Other Financial Instruments.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2013.

REG406024MAY13

 11

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Investments

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	July 25, 2013
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	July 25, 2013

By:	/s/ George Pereira
George Pereira
Principal Financial Officer

Date:	July 25, 2013